Schedule of Investments (unaudited) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/27	$1,698	$1,642,771
BA Credit Card Trust, Series 2021, Class A1, 0.44%, 09/15/26	854	802,310
Carmax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25	339	328,211
Series 2021-1, Class A4, 0.53%, 10/15/26	178	164,270
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24	11	10,579
Series 2020-2, Class A4, 1.74%, 08/18/25	403	390,557
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4, 1.09%, 10/15/26	850	819,567
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	638	611,255
Series 2021-B, Class A4, 0.53%, 10/15/26	427	388,302
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	488	455,026

Total Asset-Backed Securities — 0.3% (Cost: $5,905,935)		5,612,848

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	171	156,304
3.38%, 03/01/41	71	46,965
Omnicom Group, Inc.
2.45%, 04/30/30	121	97,130
2.60%, 08/01/31(a)	68	53,382
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24	70	68,226
3.60%, 04/15/26(a)	87	82,405

		504,412

Aerospace & Defense — 0.6%
3M Co.
2.00%, 02/14/25(a)	171	159,941
3.00%, 08/07/25(a)	87	82,695
2.88%, 10/15/27(a)	130	116,538
3.38%, 03/01/29(a)	211	187,119
2.38%, 08/26/29(a)	169	138,486
3.13%, 09/19/46	87	57,606
3.63%, 10/15/47	104	74,700
3.25%, 08/26/49(a)	75	50,241
3.70%, 04/15/50(a)	87	63,265
Boeing Co.
1.43%, 02/04/24(a)	427	405,632
4.88%, 05/01/25(a)	341	332,717
2.75%, 02/01/26(a)	171	154,802
2.20%, 02/04/26(a)	427	378,936
3.10%, 05/01/26(a)	171	156,106
2.70%, 02/01/27	80	69,387
2.80%, 03/01/27(a)	171	150,200
5.04%, 05/01/27(a)	341	328,506
3.20%, 03/01/29(a)	341	284,718
2.95%, 02/01/30(a)	100	80,393
6.13%, 02/15/33(a)	74	70,792
3.25%, 02/01/35	275	194,220
5.71%, 05/01/40(a)	341	297,851
3.38%, 06/15/46	87	53,712

Security	Par (000)	Value

Aerospace & Defense (continued)
Boeing Co. (continued)
3.85%, 11/01/48	$171	$110,681
3.90%, 05/01/49	130	84,910
3.75%, 02/01/50	243	158,248
5.93%, 05/01/60(a)	427	365,259
Carlisle Cos., Inc., 2.75%, 03/01/30(a)	189	154,353
Eaton Corp.
3.10%, 09/15/27(a)	118	107,649
4.15%, 11/02/42	87	71,502
General Dynamics Corp.
3.25%, 04/01/25	87	84,023
3.50%, 05/15/25(a)	171	166,343
1.15%, 06/01/26(a)	78	68,321
2.13%, 08/15/26	87	78,683
3.75%, 05/15/28	87	81,963
2.25%, 06/01/31(a)	61	49,723
4.25%, 04/01/40(a)	171	149,812
2.85%, 06/01/41	83	59,402
4.25%, 04/01/50	87	75,436
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28(a)	71	57,426
Illinois Tool Works, Inc.
4.88%, 09/15/41	181	169,303
3.90%, 09/01/42	75	61,839
L3Harris Technologies, Inc.(a)
3.83%, 04/27/25	87	83,941
4.40%, 06/15/28	258	242,398
2.90%, 12/15/29	121	102,197
1.80%, 01/15/31	158	118,194
Lockheed Martin Corp.
3.55%, 01/15/26(a)	194	187,526
3.90%, 06/15/32(a)	58	53,729
3.60%, 03/01/35(a)	65	55,414
4.50%, 05/15/36(a)	141	129,091
4.07%, 12/15/42(a)	189	160,098
4.70%, 05/15/46	130	118,594
4.09%, 09/15/52	87	72,270
4.15%, 06/15/53(a)	140	117,019
4.30%, 06/15/62	40	33,460
Northrop Grumman Corp.(a)
2.93%, 01/15/25	171	163,033
3.25%, 01/15/28	341	310,278
4.40%, 05/01/30	171	161,471
4.75%, 06/01/43	151	132,990
4.03%, 10/15/47	257	204,285
Parker-Hannifin Corp.
3.65%, 06/15/24(a)	200	195,606
4.25%, 09/15/27(a)	70	66,672
3.25%, 06/14/29(a)	341	300,254
4.50%, 09/15/29	100	94,271
4.20%, 11/21/34(a)	87	75,880
4.10%, 03/01/47(a)	87	68,278
4.00%, 06/14/49(a)	87	67,050
Raytheon Technologies Corp.
3.70%, 12/15/23(a)	511	506,288
3.95%, 08/16/25(a)	171	166,871
3.50%, 03/15/27(a)	171	160,139
3.13%, 05/04/27(a)	171	156,832
4.13%, 11/16/28	211	197,139
2.25%, 07/01/30	246	198,806
1.90%, 09/01/31	171	130,532

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp. (continued)
4.45%, 11/16/38	$87	$75,786
4.88%, 10/15/40	87	78,366
4.70%, 12/15/41	74	64,292
4.15%, 05/15/45	87	69,724
3.75%, 11/01/46	130	97,839
4.35%, 04/15/47	171	142,301
4.05%, 05/04/47(a)	87	69,112
4.63%, 11/16/48	214	184,528
3.13%, 07/01/50	227	152,604
2.82%, 09/01/51(a)	87	54,569
Teledyne Technologies, Inc., 2.75%, 04/01/31(a)	171	134,839
Textron, Inc., 3.00%, 06/01/30	171	140,797
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48(a)	87	66,661
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24(a)	87	84,523
4.65%, 11/01/44	30	24,426
4.50%, 03/21/49	87	69,112

		12,383,524

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26(a)	171	164,295

Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	65	56,133
Series 2019-1, Class AA, 3.15%, 08/15/33	148	123,270
Series A, Class A, 2.88%, 01/11/36(a)	171	138,888
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26(a)	50	47,349
JetBlue Pass-Through Trust, Series AA, Class AA, 2.75%, 11/15/33(a)	144	118,259
Southwest Airlines Co.
5.25%, 05/04/25(a)	267	266,726
5.13%, 06/15/27(a)	213	208,530
2.63%, 02/10/30	191	153,215
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	28	26,355
Series 2020-1, Class A, 5.88%, 04/15/29(a)	251	242,400
Series A, Class A, 4.30%, 02/15/27	42	39,535
Series AA, Class AA, 3.10%, 01/07/30(a)	64	54,285
Series AA, Class AA, 2.70%, 11/01/33	210	167,803

		1,642,748

Auto Components — 0.1%
Aptiv PLC
4.40%, 10/01/46	87	63,693
3.10%, 12/01/51	171	95,759
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	102	81,207
4.15%, 05/01/52	87	58,592
BorgWarner, Inc.
3.38%, 03/15/25(a)	70	67,048
2.65%, 07/01/27	156	135,942
General Motors Financial Co., Inc., 5.00%, 04/09/27(a)	200	189,582
Lear Corp.
2.60%, 01/15/32	71	52,518
5.25%, 05/15/49	87	68,900
3.55%, 01/15/52(a)	74	43,969
Magna International, Inc., 2.45%, 06/15/30(a)	60	48,586

Security	Par (000)	Value

Auto Components (continued)
PACCAR Financial Corp., 3.15%, 06/13/24	$160	$156,099
Toyota Motor Credit Corp.(a)
3.95%, 06/30/25	85	82,965
4.45%, 06/29/29	100	96,480

		1,241,340

Automobiles — 0.4%
Advance Auto Parts, Inc., 3.50%, 03/15/32(a)	70	55,811
American Honda Finance Corp.
3.63%, 10/10/23(a)	341	338,024
2.40%, 06/27/24	171	164,239
0.75%, 08/09/24(a)	74	68,774
2.15%, 09/10/24	171	162,676
1.50%, 01/13/25(a)	87	80,762
1.30%, 09/09/26	71	61,834
2.35%, 01/08/27(a)	87	77,958
2.00%, 03/24/28(a)	93	78,970
2.25%, 01/12/29(a)	87	73,108
AutoNation, Inc.(a)
1.95%, 08/01/28	74	58,198
2.40%, 08/01/31	78	55,349
3.85%, 03/01/32	80	63,214
AutoZone, Inc., 4.75%, 08/01/32	100	93,788
Cummins, Inc.(a)
3.65%, 10/01/23	87	86,340
0.75%, 09/01/25	87	78,126
2.60%, 09/01/50	87	54,435
General Motors Co.
4.88%, 10/02/23(a)	104	103,572
5.40%, 10/02/23(a)	63	63,006
4.00%, 04/01/25(a)	341	329,164
4.20%, 10/01/27(a)	171	156,558
6.80%, 10/01/27(a)	104	105,103
5.40%, 10/15/29(a)	65	59,933
5.60%, 10/15/32(a)	100	89,265
5.00%, 04/01/35(a)	130	106,645
6.60%, 04/01/36	87	81,339
5.15%, 04/01/38(a)	87	69,988
5.20%, 04/01/45	171	130,203
6.75%, 04/01/46(a)	133	121,098
5.95%, 04/01/49(a)	112	93,423
General Motors Financial Co., Inc.
5.10%, 01/17/24	171	170,377
1.05%, 03/08/24	71	66,539
3.95%, 04/13/24	171	166,781
1.20%, 10/15/24(a)	105	96,382
4.00%, 01/15/25	87	83,580
2.90%, 02/26/25(a)	114	106,511
2.75%, 06/20/25(a)	169	155,673
4.30%, 07/13/25(a)	171	163,624
5.25%, 03/01/26(a)	179	174,189
1.50%, 06/10/26	171	145,327
4.35%, 01/17/27(a)	87	80,656
2.35%, 02/26/27(a)	171	145,095
2.70%, 08/20/27	171	144,789
2.40%, 04/10/28	89	71,182
2.40%, 10/15/28(a)	168	132,775
5.65%, 01/17/29	87	82,257
3.60%, 06/21/30	90	72,902
2.70%, 06/10/31(a)	122	89,558
3.10%, 01/12/32(a)	75	56,567

2

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	$133	$111,539
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	104	123,857
PACCAR Financial Corp.
0.50%, 08/09/24(a)	72	66,732
3.55%, 08/11/25(a)	270	262,123
4.95%, 10/03/25	80	80,263
1.10%, 05/11/26(a)	110	96,839
2.00%, 02/04/27(a)	75	67,250
Toyota Motor Corp.
0.68%, 03/25/24(a)	87	82,064
2.36%, 07/02/24(a)	87	83,561
1.34%, 03/25/26(a)	87	77,179
2.76%, 07/02/29	65	56,840
2.36%, 03/25/31(a)	87	71,535
Toyota Motor Credit Corp.
0.50%, 06/18/24(a)	171	159,332
0.63%, 09/13/24(a)	155	143,355
4.40%, 09/20/24(a)	100	99,368
1.45%, 01/13/25(a)	171	158,547
3.65%, 08/18/25	80	77,461
1.13%, 06/18/26(a)	210	183,697
1.90%, 01/13/27(a)	171	150,724
3.05%, 03/22/27(a)	171	157,469
4.55%, 09/20/27	100	97,660
1.90%, 04/06/28(a)	189	160,806
3.65%, 01/08/29(a)	171	158,350
2.15%, 02/13/30(a)	87	71,439
1.90%, 09/12/31(a)	121	93,606

		8,257,263

Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, (1 year CMT + 2.30%), 5.86%, 09/14/26(b)	200	195,100
Bank of Montreal
2.15%, 03/08/24(a)	133	127,871
2.50%, 06/28/24(a)	171	163,953
0.63%, 07/09/24(a)	171	158,324
2.65%, 03/08/27(a)	133	118,598
(5 year CMT + 1.40%), 3.09%, 01/10/37(b)	241	179,714
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(a)(b)	87	75,440
Series E, 3.30%, 02/05/24(a)	281	274,784
BPCE SA, 4.00%, 04/15/24(a)	250	245,567
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(a)	140	133,119
1.00%, 10/18/24(a)	171	157,891
3.95%, 08/04/25(a)	100	96,590
0.95%, 10/23/25(a)	124	109,304
1.25%, 06/22/26	341	294,856
Citigroup, Inc., 5.61%, 09/29/26	305	303,317
Citizens Bank NA/Providence RI(b)
(1 day SOFR + 1.40%), 4.12%, 05/23/25	340	333,419
(1 day SOFR + 2.00%), 4.58%, 08/09/28	340	323,764
Citizens Financial Group, Inc.
2.85%, 07/27/26	257	235,366
2.50%, 02/06/30(a)	61	48,104
(5 year CMT + 2.75%), 5.64%, 05/21/37(a)(b)	61	56,251
Comerica, Inc., 4.00%, 02/01/29	171	158,671
Cooperatieve Rabobank UA 3.38%, 05/21/25(a)	500	480,754

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA (continued)
4.38%, 08/04/25	$500	$477,769
5.25%, 05/24/41(a)	176	173,376
Credit Suisse AG, 3.70%, 02/21/25(a)	270	253,432
Credit Suisse AG/New York, 5.00%, 07/09/27	250	230,530
Fifth Third Bancorp
4.30%, 01/16/24(a)	87	86,137
3.65%, 01/25/24	171	167,814
2.55%, 05/05/27	121	107,586
8.25%, 03/01/38(a)	75	88,805
(1 day SOFR + 0.69%), 1.71%, 11/01/27(a)(b)	171	147,939
(1 day SOFR + 1.36%), 4.06%, 04/25/28(a)(b)	61	57,251
(1 day SOFR + 1.66%), 4.34%, 04/25/33(b)	61	54,060
(1 day SOFR + 2.13%), 4.77%, 07/28/30(b)	100	93,393
First Republic Bank, 4.63%, 02/13/47	250	200,327
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	75	74,446
HSBC Bank USA NA, 7.00%, 01/15/39	250	263,021
HSBC Holdings PLC
6.50%, 05/02/36	297	281,096
6.50%, 09/15/37(a)	260	244,623
6.80%, 06/01/38(a)	250	239,067
Huntington Bancshares, Inc.
2.63%, 08/06/24	133	127,051
4.00%, 05/15/25(a)	171	165,796
(1 day SOFR + 1.97%), 4.44%, 08/04/28(b)	260	245,496
(1 day SOFR + 2.05%), 5.02%, 05/17/33(a)(b)	73	67,639
Huntington National Bank, (1 day SOFR + 1.65%), 4.55%, 05/17/28(a)(b)	280	269,501
ING Groep NV
4.10%, 10/02/23	522	515,480
3.95%, 03/29/27	250	229,950
(1 day SOFR + 1.01%), 1.73%, 04/01/27(a)(b)	350	300,056
(1 day SOFR + 1.83%), 4.02%, 03/28/28(b)	211	191,582
JPMorgan Chase & Co., (1 day SOFR + 0.98%), 3.85%, 06/14/25(b)	200	194,519
KeyCorp.(a)
2.25%, 04/06/27	87	75,520
2.55%, 10/01/29	87	71,092
(1 day SOFR + 1.25%), 3.88%, 05/23/25(b)	65	63,289
(1 day SOFR + 2.06%), 4.79%, 06/01/33(b)	105	96,250
Kreditanstalt fuer Wiederaufbau, 3.00%, 05/20/27	700	665,077
M&T Bank Corp., (3 mo. SOFR + 1.78%), 4.55%, 08/16/28(a)(b)	100	96,313
National Bank of Canada, (1 day SOFR + 1.01%), 3.75%, 06/09/25(b)	340	330,051
PNC Bank NA(a)
2.95%, 02/23/25	250	238,751
3.88%, 04/10/25	250	242,072
PNC Financial Services Group, Inc.(a)
3.90%, 04/29/24	341	336,029
2.20%, 11/01/24	75	71,251
1.15%, 08/13/26	171	148,695
3.45%, 04/23/29	341	305,112
2.55%, 01/22/30	171	140,796
(1 day SOFR + 0.98%), 2.31%, 04/23/32(b)	171	134,426
Regions Financial Corp.
2.25%, 05/18/25	341	315,822
1.80%, 08/12/28(a)	341	280,237
Royal Bank of Canada
3.70%, 10/05/23	341	337,940
2.55%, 07/16/24(a)	171	163,974

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada (continued)
3.97%, 07/26/24	$95	$93,316
0.65%, 07/29/24(a)	341	316,724
2.25%, 11/01/24	257	243,208
3.38%, 04/14/25(a)	79	76,017
0.88%, 01/20/26(a)	341	296,122
4.65%, 01/27/26	121	117,727
1.20%, 04/27/26	281	244,623
1.15%, 07/14/26(a)	171	147,426
1.40%, 11/02/26	76	65,045
2.05%, 01/21/27(a)	87	76,312
3.63%, 05/04/27(a)	79	73,497
4.24%, 08/03/27(a)	100	95,394
3.88%, 05/04/32	79	69,587
Santander Holdings USA, Inc.
3.24%, 10/05/26(a)	341	305,138
(1 day SOFR + 1.25%), 2.49%, 01/06/28(a)(b)	140	116,749
(1 day SOFR + 2.33%), 5.81%, 09/09/26(b)	340	332,312
SVB Financial Group
1.80%, 10/28/26	155	133,205
1.80%, 02/02/31	79	56,539
(1 day SOFR + 1.71%), 4.35%, 04/29/28(a)(b)	146	135,705
(1 day SOFR + 1.97%), 4.57%, 04/29/33(a)(b)	146	127,940
Synchrony Bank, 5.63%, 08/23/27(a)	250	239,335
Toronto-Dominion Bank
0.55%, 03/04/24	257	241,545
2.35%, 03/08/24(a)	133	128,317
2.65%, 06/12/24(a)	87	83,552
0.70%, 09/10/24	189	174,072
4.29%, 09/13/24	200	196,984
1.25%, 12/13/24	171	157,769
1.45%, 01/10/25(a)	87	80,543
3.77%, 06/06/25	100	96,623
0.75%, 01/06/26(a)	307	266,372
1.20%, 06/03/26(a)	307	266,373
1.25%, 09/10/26	189	161,832
1.95%, 01/12/27(a)	87	75,692
2.80%, 03/10/27(a)	133	119,834
4.11%, 06/08/27(a)	100	94,286
4.69%, 09/15/27	200	193,338
2.00%, 09/10/31	189	141,060
2.45%, 01/12/32(a)	87	67,036
3.20%, 03/10/32	133	108,992
4.46%, 06/08/32	55	50,221
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)(b)	87	79,305
Truist Bank, 3.80%, 10/30/26(a)	250	235,111
Truist Financial Corp.
3.75%, 12/06/23(a)	341	337,787
2.50%, 08/01/24	341	326,573
2.85%, 10/26/24(a)	87	83,704
1.13%, 08/03/27(a)	155	126,895
1.95%, 06/05/30(a)	141	110,170
(1 day SOFR + 0.86%), 1.89%, 06/07/29(a)(b)	171	139,894
(1 day SOFR + 1.37%), 4.12%, 06/06/28(a)(b)	65	61,071
(1 day SOFR + 1.46%), 4.26%, 07/28/26(b)	100	97,255
(1 day SOFR + 2.24%), 4.92%, 07/28/33(b)	100	90,391
U.S. Bancorp
2.40%, 07/30/24	171	164,034
3.90%, 04/26/28(a)	341	321,319
1.38%, 07/22/30	341	256,317

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp (continued)
(1 day SOFR + 0.73%), 2.22%, 01/27/28(b)	$87	$76,630
(1 day SOFR + 1.02%), 2.68%, 01/27/33(a)(b)	87	69,887
(1 day SOFR + 1.66%), 4.55%, 07/22/28(a)(b)	160	154,185
(1 day SOFR + 2.11%), 4.97%, 07/22/33(a)(b)	175	163,418
(5 year CMT + 0.95%), 2.49%, 11/03/36(b)	121	90,942
Series V, 2.38%, 07/22/26(a)	87	79,497
U.S. Bank NA
3.40%, 07/24/23	228	226,167
2.80%, 01/27/25(a)	500	478,427
Wells Fargo & Co.
4.48%, 01/16/24(a)	87	86,512
3.75%, 01/24/24(a)	341	335,681
3.30%, 09/09/24(a)	130	125,358
3.00%, 02/19/25(a)	62	58,931
3.55%, 09/29/25(a)	171	162,618
3.00%, 04/22/26	300	274,896
4.10%, 06/03/26(a)	345	328,251
3.00%, 10/23/26(a)	300	271,918
4.30%, 07/22/27(a)	257	240,279
4.15%, 01/24/29(a)	171	157,285
5.38%, 11/02/43	155	134,202
5.61%, 01/15/44	114	102,511
4.65%, 11/04/44	270	214,532
3.90%, 05/01/45	197	146,068
4.90%, 11/17/45(a)	257	210,179
4.40%, 06/14/46	244	186,002
4.75%, 12/07/46	275	219,915
(1 day SOFR + 0.51%), 0.81%, 05/19/25(a)(b)	117	108,241
(1 day SOFR + 1.09%), 2.41%, 10/30/25(b)	171	159,635
(1 day SOFR + 1.26%), 2.57%, 02/11/31(a)(b)	257	205,714
(1 day SOFR + 1.32%), 3.91%, 04/25/26(b)	274	261,935
(1 day SOFR + 1.50%), 3.35%, 03/02/33(b)	87	70,554
(1 day SOFR + 1.51%), 3.53%, 03/24/28(b)	213	192,918
(1 day SOFR + 1.56%), 4.54%, 08/15/26(b)	155	149,948
(1 day SOFR + 1.98%), 4.81%, 07/25/28(b)	210	200,282
(1 day SOFR + 2.00%), 2.19%, 04/30/26(a)(b)	511	466,682
(1 day SOFR + 2.10%), 2.39%, 06/02/28(b)	155	132,928
(1 day SOFR + 2.10%), 4.90%, 07/25/33(b)	500	460,967
(1 day SOFR + 2.13%), 4.61%, 04/25/53(b)	389	316,039
(1 day SOFR + 2.53%), 3.07%, 04/30/41(a)(b)	341	234,044
(1 day SOFR + 4.03%), 4.48%, 04/04/31(b)	341	311,913
(1 day SOFR + 4.50%), 5.01%, 04/04/51(b)	333	287,437
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(a)(b)	257	236,622
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(a)(b)	229	208,521
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(a)(b)	257	232,445
(3 mo. SOFR + 1.43%), 2.88%, 10/30/30(a)(b)	341	280,178
Wells Fargo Bank N.A., 6.60%, 01/15/38(a)	250	261,074
Westpac Banking Corp.
1.02%, 11/18/24	89	82,489
2.35%, 02/19/25(a)	87	82,354
2.85%, 05/13/26(a)	87	81,018
1.15%, 06/03/26	171	149,429
3.40%, 01/25/28(a)	87	80,056
1.95%, 11/20/28(a)	171	142,147
2.65%, 01/16/30(a)	138	116,657
2.15%, 06/03/31(a)	240	191,265
4.42%, 07/24/39	171	137,301
3.13%, 11/18/41	59	37,735
(1 year CMT + 2.68%), 5.41%, 08/10/33(b)	100	89,678
(5 year CMT + 1.35%), 2.89%, 02/04/30(b)	214	196,784

4

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp. (continued)
(5 year CMT + 1.53%), 3.02%, 11/18/36(b)	$81	$59,258
(5 year CMT + 1.75%), 2.67%, 11/15/35(b)	87	63,999
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	130	118,545

		33,428,467

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26(a)	384	368,859
4.70%, 02/01/36(a)	597	538,042
4.90%, 02/01/46	682	592,713
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	87	67,366
4.63%, 02/01/44(a)	112	92,884
4.90%, 02/01/46(a)	87	75,610
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28(a)	171	162,442
4.75%, 01/23/29(a)	597	581,573
3.50%, 06/01/30(a)	297	265,122
4.38%, 04/15/38(a)	171	146,008
8.20%, 01/15/39	197	237,840
5.45%, 01/23/39(a)	171	162,947
4.35%, 06/01/40(a)	171	144,829
4.95%, 01/15/42(a)	87	77,633
3.75%, 07/15/42	75	56,970
4.44%, 10/06/48(a)	109	88,423
4.50%, 06/01/50(a)	206	169,750
4.75%, 04/15/58(a)	257	210,914
5.80%, 01/23/59(a)	171	163,257
4.60%, 06/01/60(a)	87	68,584
Brown-Forman Corp., 4.00%, 04/15/38	87	73,251
Coca-Cola Co.
2.90%, 05/25/27(a)	87	80,705
1.50%, 03/05/28(a)	171	146,070
2.13%, 09/06/29(a)	171	144,119
3.45%, 03/25/30(a)	87	79,083
2.00%, 03/05/31	158	127,352
2.25%, 01/05/32(a)	291	236,459
2.50%, 06/01/40(a)	171	119,351
2.88%, 05/05/41	87	64,317
2.60%, 06/01/50	171	110,020
3.00%, 03/05/51(a)	140	97,725
2.50%, 03/15/51	257	160,097
2.75%, 06/01/60(a)	75	46,247
Coca-Cola Femsa SAB de CV(a)
2.75%, 01/22/30	345	294,975
1.85%, 09/01/32	218	158,431
Constellation Brands, Inc.
3.60%, 05/09/24	61	59,674
4.75%, 12/01/25(a)	171	169,783
3.70%, 12/06/26(a)	130	122,160
3.50%, 05/09/27(a)	171	158,022
3.15%, 08/01/29	171	146,897
2.25%, 08/01/31(a)	326	250,426
4.10%, 02/15/48(a)	87	66,596
3.75%, 05/01/50(a)	87	63,204
Diageo Capital PLC, 3.88%, 04/29/43(a)	194	156,211
Diageo Investment Corp., 4.25%, 05/11/42(a)	87	73,491
Fomento Economico Mexicano SAB de CV(a)
4.38%, 05/10/43	200	160,225

Security	Par (000)	Value

Beverages (continued)
Fomento Economico Mexicano SAB de CV(a) (continued)
3.50%, 01/16/50	$220	$150,700
Keurig Dr. Pepper, Inc.
0.75%, 03/15/24(a)	72	67,822
4.42%, 05/25/25(a)	60	59,010
3.95%, 04/15/29(a)	65	59,034
3.20%, 05/01/30(a)	87	74,020
2.25%, 03/15/31(a)	87	67,686
4.05%, 04/15/32(a)	71	62,268
4.42%, 12/15/46	87	69,175
3.80%, 05/01/50	87	61,751
3.35%, 03/15/51(a)	87	56,606
4.50%, 04/15/52	72	56,766
Molson Coors Beverage Co.
3.00%, 07/15/26	200	182,667
5.00%, 05/01/42(a)	100	84,310
4.20%, 07/15/46(a)	87	64,498
PepsiCo, Inc.
0.40%, 10/07/23	75	72,168
3.60%, 03/01/24(a)	87	86,051
2.25%, 03/19/25	410	387,845
2.75%, 04/30/25(a)	171	163,367
3.50%, 07/17/25(a)	87	84,704
2.85%, 02/24/26	87	81,912
2.38%, 10/06/26(a)	171	157,048
3.00%, 10/15/27	87	80,133
3.60%, 02/18/28(a)	50	47,238
2.63%, 07/29/29	171	148,371
2.75%, 03/19/30	341	295,600
1.63%, 05/01/30	104	83,359
1.40%, 02/25/31(a)	206	158,429
1.95%, 10/21/31	169	134,421
3.90%, 07/18/32	70	64,707
2.63%, 10/21/41	87	61,248
3.45%, 10/06/46	289	226,515
3.38%, 07/29/49	75	57,384
2.88%, 10/15/49	87	60,950
3.63%, 03/19/50	121	98,755
2.75%, 10/21/51(a)	257	174,559
4.20%, 07/18/52	25	22,115

		11,499,849

Biotechnology — 0.3%
Amgen, Inc.
3.63%, 05/22/24(a)	87	85,471
3.13%, 05/01/25(a)	130	124,573
2.60%, 08/19/26(a)	124	113,590
4.05%, 08/18/29	330	303,662
2.00%, 01/15/32(a)	240	182,483
3.35%, 02/22/32	73	62,280
4.20%, 03/01/33	330	298,862
3.15%, 02/21/40	171	123,339
2.80%, 08/15/41(a)	189	129,002
4.95%, 10/01/41	341	306,005
5.15%, 11/15/41	87	79,487
4.56%, 06/15/48(a)	87	72,544
3.38%, 02/21/50	171	116,374
3.00%, 01/15/52(a)	240	150,028
4.20%, 02/22/52	60	47,034
4.88%, 03/01/53	55	48,384
2.77%, 09/01/53(a)	71	41,368

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc. (continued)
4.40%, 02/22/62(a)	$275	$214,849
Baxalta, Inc.(a)
4.00%, 06/23/25	240	232,842
5.25%, 06/23/45	78	71,674
Biogen, Inc.
4.05%, 09/15/25(a)	103	99,975
2.25%, 05/01/30(a)	138	108,671
3.15%, 05/01/50(a)	193	124,345
3.25%, 02/15/51	104	67,272
Bio-Rad Laboratories, Inc.(a)
3.30%, 03/15/27	60	54,458
3.70%, 03/15/32	67	56,473
Gilead Sciences, Inc.
3.70%, 04/01/24(a)	300	295,292
3.50%, 02/01/25(a)	200	192,907
3.65%, 03/01/26(a)	227	215,770
2.95%, 03/01/27(a)	87	79,311
1.20%, 10/01/27	62	51,086
1.65%, 10/01/30(a)	183	140,323
4.60%, 09/01/35	231	208,788
2.60%, 10/01/40	100	66,035
5.65%, 12/01/41	181	176,499
4.80%, 04/01/44	189	164,346
4.75%, 03/01/46(a)	257	223,671
4.15%, 03/01/47	197	156,361
Illumina, Inc., 2.55%, 03/23/31	155	118,787
Regeneron Pharmaceuticals, Inc.(a)
1.75%, 09/15/30	140	105,960
2.80%, 09/15/50	144	87,015
Royalty Pharma PLC
1.20%, 09/02/25	171	151,163
1.75%, 09/02/27(a)	257	212,380
2.15%, 09/02/31	59	43,459
3.30%, 09/02/40	171	114,716
3.35%, 09/02/51	87	52,458

		6,171,372

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25(a)	68	63,540
2.49%, 02/15/27(a)	77	68,256
3.38%, 04/05/40	171	123,626
Eagle Materials, Inc., 2.50%, 07/01/31	67	48,873
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25(a)	171	164,431
3.25%, 09/15/29	87	71,903
4.50%, 03/25/52(a)	87	59,805
Johnson Controls International PLC
3.63%, 07/02/24(a)(c)	75	73,217
5.13%, 09/14/45(a)	24	20,606
4.50%, 02/15/47	87	69,285
4.95%, 07/02/64(c)	64	51,247
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	70	54,143
2.00%, 09/16/31	121	91,337
Martin Marietta Materials, Inc.
3.45%, 06/01/27(a)	87	80,370
2.40%, 07/15/31(a)	58	44,774
4.25%, 12/15/47	87	65,994
3.20%, 07/15/51(a)	75	46,951

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials, Inc. (continued)
Series CB, 2.50%, 03/15/30	$171	$137,349
Masco Corp.
1.50%, 02/15/28(a)	65	52,447
2.00%, 02/15/31(a)	87	65,160
3.13%, 02/15/51	73	43,993
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	75	62,405
Owens Corning
4.20%, 12/01/24(a)	87	85,370
3.88%, 06/01/30(a)	75	65,520
4.40%, 01/30/48	171	127,162
Vulcan Materials Co.
3.90%, 04/01/27	171	162,319
4.50%, 06/15/47(a)	87	70,487

		2,070,570

Building Products — 0.3%
Allegion PLC, 3.50%, 10/01/29	87	73,743
Home Depot, Inc.
2.70%, 04/15/25	86	82,033
3.35%, 09/15/25(a)	257	248,048
4.00%, 09/15/25	65	63,966
2.13%, 09/15/26(a)	87	78,882
2.50%, 04/15/27(a)	140	127,119
2.88%, 04/15/27	79	73,035
2.80%, 09/14/27(a)	87	79,609
0.90%, 03/15/28(a)	117	95,053
1.50%, 09/15/28(a)	87	72,075
3.90%, 12/06/28(a)	78	74,089
2.95%, 06/15/29(a)	102	90,403
2.70%, 04/15/30	75	64,057
1.38%, 03/15/31	275	206,850
1.88%, 09/15/31(a)	87	67,366
3.25%, 04/15/32(a)	266	230,315
4.50%, 09/15/32	200	191,165
5.88%, 12/16/36	74	76,788
3.30%, 04/15/40(a)	189	144,538
5.40%, 09/15/40(a)	87	85,753
5.95%, 04/01/41(a)	87	90,594
4.20%, 04/01/43(a)	130	108,988
4.40%, 03/15/45(a)	214	181,892
4.25%, 04/01/46(a)	171	144,463
3.90%, 06/15/47(a)	171	136,053
4.50%, 12/06/48(a)	171	149,678
3.13%, 12/15/49(a)	104	71,545
2.38%, 03/15/51(a)	155	90,696
2.75%, 09/15/51	87	55,318
3.63%, 04/15/52	177	133,751
4.95%, 09/15/52	80	75,206
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, 12/01/32	65	61,476
Lowe’s Cos., Inc.
4.00%, 04/15/25(a)	171	167,536
4.40%, 09/08/25(a)	60	59,084
3.38%, 09/15/25	87	83,070
2.50%, 04/15/26(a)	164	151,110
3.35%, 04/01/27(a)	75	69,461
1.30%, 04/15/28(a)	146	117,855
1.70%, 09/15/28(a)	97	79,195
3.65%, 04/05/29(a)	87	78,403
4.50%, 04/15/30(a)	171	159,862
1.70%, 10/15/30(a)	79	59,567

6

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Lowe’s Cos., Inc. (continued)
2.63%, 04/01/31	$171	$137,478
3.75%, 04/01/32(a)	103	89,095
5.00%, 04/15/33	100	94,460
5.00%, 04/15/40	171	151,651
2.80%, 09/15/41(a)	72	45,858
4.38%, 09/15/45	171	135,587
3.70%, 04/15/46(a)	227	162,350
3.00%, 10/15/50	211	129,206
3.50%, 04/01/51(a)	171	113,220
4.25%, 04/01/52	67	51,302
5.63%, 04/15/53	20	18,496
4.45%, 04/01/62	75	55,979
5.80%, 09/15/62	20	18,351

		5,752,723

Capital Markets — 0.7%
Ameriprise Financial, Inc.
4.00%, 10/15/23(a)	53	52,605
3.70%, 10/15/24(a)	171	166,847
2.88%, 09/15/26	87	80,458
Ares Capital Corp.
4.20%, 06/10/24(a)	87	84,229
3.25%, 07/15/25(a)	151	137,927
3.88%, 01/15/26	171	155,577
2.88%, 06/15/28	178	140,097
3.20%, 11/15/31	87	62,013
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26(a)	70	57,323
Bank of New York Mellon Corp.
0.50%, 04/26/24	70	65,682
2.10%, 10/24/24(a)	87	82,432
1.60%, 04/24/25(a)	341	314,959
3.35%, 04/25/25(a)	118	113,968
2.80%, 05/04/26(a)	70	65,566
1.05%, 10/15/26(a)	171	147,195
2.05%, 01/26/27(a)	171	151,695
3.25%, 05/16/27(a)	130	121,554
1.65%, 07/14/28(a)	75	62,226
3.85%, 04/26/29	118	107,600
3.30%, 08/23/29	171	150,707
1.80%, 07/28/31(a)	171	130,544
2.50%, 01/26/32(a)	87	68,860
(1 day SOFR + 0.57%), 3.43%, 06/13/25(a)(b)	100	97,431
(1 day SOFR + 1.15%), 3.99%, 06/13/28(a)(b)	100	93,825
(1 day SOFR + 1.35%), 4.41%, 07/24/26(a)(b)	175	170,979
(1 day SOFR + 1.42%), 4.29%, 06/13/33(a)(b)	100	91,503
(1 day SOFR + 1.76%), 4.60%, 07/26/30(a)(b)	115	108,974
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(b)	91	83,964
Series G, 3.00%, 02/24/25(a)	78	75,092
Series J, 0.85%, 10/25/24(a)	171	157,912
Blackstone Private Credit Fund
2.70%, 01/15/25	70	63,451
4.70%, 03/24/25(a)	87	82,339
2.63%, 12/15/26	75	61,568
3.25%, 03/15/27	206	170,537
Blackstone Secured Lending Fund, 2.85%, 09/30/28(a)	210	159,284
Brookfield Finance I U.K. PLC, 2.34%, 01/30/32	86	64,316
Brookfield Finance, Inc.
4.00%, 04/01/24(a)	53	52,189

Security	Par (000)	Value

Capital Markets (continued)
Brookfield Finance, Inc. (continued)
4.25%, 06/02/26	$171	$163,753
3.90%, 01/25/28(a)	181	162,970
4.35%, 04/15/30(a)	87	77,814
2.72%, 04/15/31(a)	107	84,988
4.70%, 09/20/47(a)	87	69,150
3.50%, 03/30/51(a)	79	49,840
3.63%, 02/15/52	61	39,975
Charles Schwab Corp.(a)
0.75%, 03/18/24	171	161,677
3.00%, 03/10/25	80	76,679
3.63%, 04/01/25	171	166,506
3.85%, 05/21/25	171	167,049
0.90%, 03/11/26	289	252,411
1.15%, 05/13/26	141	123,345
2.45%, 03/03/27	82	73,587
3.20%, 01/25/28	171	156,572
2.00%, 03/20/28	140	120,502
3.25%, 05/22/29	70	62,784
1.65%, 03/11/31	87	65,608
2.30%, 05/13/31	171	136,434
2.90%, 03/03/32	140	115,316
CI Financial Corp.(a)
3.20%, 12/17/30	104	75,382
4.10%, 06/15/51	86	51,158
Franklin Resources, Inc., 2.95%, 08/12/51	75	47,281
FS KKR Capital Corp.
4.63%, 07/15/24(a)	87	85,196
1.65%, 10/12/24(a)	87	79,459
4.13%, 02/01/25	74	70,034
2.63%, 01/15/27(a)	71	57,329
3.25%, 07/15/27(a)	87	71,657
3.13%, 10/12/28(a)	87	67,559
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(a)	63	47,358
Golub Capital BDC, Inc., 2.50%, 08/24/26	70	58,678
Invesco Finance PLC
4.00%, 01/30/24	87	85,778
5.38%, 11/30/43(a)	87	77,536
Jefferies Group LLC, 2.75%, 10/15/32	141	100,455
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27(a)	171	163,463
4.15%, 01/23/30(a)	171	145,995
2.63%, 10/15/31	71	51,508
Kreditanstalt fuer Wiederaufbau
2.63%, 02/28/24	171	166,985
0.25%, 03/08/24	511	482,292
1.38%, 08/05/24(a)	511	484,348
2.50%, 11/20/24	341	328,323
2.00%, 05/02/25(a)	341	321,237
0.63%, 01/22/26	341	302,290
1.75%, 09/14/29	257	221,064
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	171	162,333
2.38%, 06/10/25(a)	341	323,505
0.88%, 09/03/30	341	268,003
Series 40, 0.50%, 05/27/25	341	308,206
Legg Mason, Inc., 5.63%, 01/15/44	109	103,123
Main Street Capital Corp., 3.00%, 07/14/26(a)	70	58,934

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Nomura Holdings, Inc.
1.65%, 07/14/26(a)	$200	$170,941
2.33%, 01/22/27(a)	222	190,820
2.17%, 07/14/28	400	319,685
2.71%, 01/22/29	222	180,690
5.61%, 07/06/29	200	190,329
2.61%, 07/14/31	200	148,297
Northern Trust Corp.
4.00%, 05/10/27(a)	102	98,356
3.65%, 08/03/28(a)	87	80,980
3.15%, 05/03/29	87	77,698
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	171	159,960
Owl Rock Capital Corp.
4.00%, 03/30/25(a)	59	55,418
3.75%, 07/22/25	67	61,521
3.40%, 07/15/26	171	146,718
2.63%, 01/15/27(a)	75	60,599
Owl Rock Capital Corp. III, 3.13%, 04/13/27	70	56,771
Prospect Capital Corp.
3.36%, 11/15/26(a)	82	67,381
3.44%, 10/15/28	75	54,601
Raymond James Financial, Inc., 4.95%, 07/15/46(a)	87	76,662
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24(a)	87	82,777
State Street Corp.
3.30%, 12/16/24(a)	72	70,001
2.65%, 05/19/26(a)	171	159,672
2.40%, 01/24/30(a)	75	62,558
(1 day SOFR + 0.41%), 1.75%, 02/06/26(b)	55	51,198
(1 day SOFR + 0.56%), 1.68%, 11/18/27(b)	155	135,253
(1 day SOFR + 0.73%), 2.20%, 02/07/28(a)(b)	61	53,479
(1 day SOFR + 0.94%), 2.35%, 11/01/25(a)(b)	249	235,354
(1 day SOFR + 1.00%), 2.62%, 02/07/33(b)	67	53,041
(1 day SOFR + 1.49%), 3.03%, 11/01/34(a)(b)	70	57,886
(1 day SOFR + 1.73%), 4.16%, 08/04/33(b)	25	22,557
(1 day SOFR + 2.60%), 2.90%, 03/30/26(a)(b)	171	161,408
(1 day SOFR + 2.65%), 3.15%, 03/30/31(b)	171	147,028

		14,736,496

Chemicals — 0.4%
Air Products & Chemicals, Inc.(a)
1.50%, 10/15/25	102	92,692
1.85%, 05/15/27	73	64,288
2.05%, 05/15/30	75	61,333
2.70%, 05/15/40	87	62,528
2.80%, 05/15/50	111	73,828
Cabot Corp., 5.00%, 06/30/32	100	89,767
Celanese U.S. Holdings LLC
5.90%, 07/05/24	100	98,614
6.05%, 03/15/25	100	97,685
1.40%, 08/05/26(a)	70	57,075
6.17%, 07/15/27	100	94,641
6.33%, 07/15/29(a)	165	153,784
6.38%, 07/15/32(a)	70	65,049
CF Industries, Inc.
5.15%, 03/15/34	87	78,207
4.95%, 06/01/43(a)	87	70,099
5.38%, 03/15/44(a)	87	73,931
Dow Chemical Co.(a)
4.80%, 11/30/28	75	71,399
9.40%, 05/15/39	69	87,672

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co.(a) (continued)
5.25%, 11/15/41	$74	$65,756
4.38%, 11/15/42	87	68,440
5.55%, 11/30/48	171	155,262
3.60%, 11/15/50	87	59,426
DuPont de Nemours, Inc.(a)
4.21%, 11/15/23	341	338,872
4.73%, 11/15/28	257	244,398
5.32%, 11/15/38	130	117,865
5.42%, 11/15/48	257	231,254
Eastman Chemical Co.(a)
3.80%, 03/15/25	181	174,153
4.50%, 12/01/28	71	65,519
4.80%, 09/01/42	87	70,164
4.65%, 10/15/44	71	55,375
Ecolab, Inc.(a)
4.80%, 03/24/30	87	85,177
1.30%, 01/30/31	140	105,196
2.13%, 02/01/32	171	135,010
2.13%, 08/15/50	140	78,565
2.70%, 12/15/51	124	78,954
EI du Pont de Nemours & Co.
1.70%, 07/15/25	140	128,708
2.30%, 07/15/30(a)	140	114,217
Emerson Electric Co.
2.00%, 12/21/28(a)	87	73,751
2.20%, 12/21/31	75	59,928
2.75%, 10/15/50	171	111,076
2.80%, 12/21/51	58	37,181
FMC Corp.
3.20%, 10/01/26(a)	55	50,587
3.45%, 10/01/29(a)	60	51,523
4.50%, 10/01/49	58	43,789
Huntsman International LLC, 2.95%, 06/15/31(a)	65	48,920
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	87	79,835
4.38%, 06/01/47(a)	87	67,138
5.00%, 09/26/48(a)	87	72,553
Linde, Inc.
2.65%, 02/05/25	58	55,325
3.20%, 01/30/26	87	82,953
1.10%, 08/10/30(a)	155	117,102
2.00%, 08/10/50	122	67,118
LYB International Finance BV
5.25%, 07/15/43	75	64,014
4.88%, 03/15/44(a)	62	50,415
LYB International Finance III LLC
1.25%, 10/01/25(a)	74	65,022
2.25%, 10/01/30(a)	117	91,003
3.38%, 10/01/40	94	64,421
4.20%, 10/15/49(a)	144	103,331
4.20%, 05/01/50	87	62,464
3.63%, 04/01/51(a)	127	82,818
3.80%, 10/01/60(a)	70	44,097
Mosaic Co.
4.25%, 11/15/23(a)	171	169,600
4.05%, 11/15/27	171	159,126
5.45%, 11/15/33(a)	214	201,508
Nutrien Ltd.(a)
3.00%, 04/01/25	87	82,908
4.00%, 12/15/26	87	82,488

8

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.(a) (continued)
2.95%, 05/13/30	$171	$142,930
4.90%, 06/01/43	87	75,026
5.00%, 04/01/49	130	114,918
3.95%, 05/13/50	87	66,040
PPG Industries, Inc.
2.40%, 08/15/24(a)	171	164,247
1.20%, 03/15/26	74	64,581
2.80%, 08/15/29(a)	171	146,212
Rohm & Haas Co., 7.85%, 07/15/29	125	138,937
RPM International, Inc.
2.95%, 01/15/32	86	66,188
5.25%, 06/01/45	87	72,846
Sherwin-Williams Co.
4.25%, 08/08/25	35	34,162
3.95%, 01/15/26(a)	87	84,371
3.45%, 06/01/27(a)	87	79,872
2.95%, 08/15/29(a)	108	92,383
2.20%, 03/15/32	189	142,953
4.50%, 06/01/47(a)	171	138,619
3.80%, 08/15/49	153	109,788
Westlake Corp.
3.60%, 08/15/26	87	80,904
3.38%, 06/15/30	75	63,578
5.00%, 08/15/46	130	107,716
3.13%, 08/15/51(a)	110	67,755

		8,160,923

Commercial Services & Supplies — 0.1%
GATX Corp.
3.25%, 09/15/26	130	118,830
3.85%, 03/30/27	87	80,059
4.70%, 04/01/29(a)	171	158,929
George Washington University
4.87%, 09/15/45	74	67,526
Series 2014, 4.30%, 09/15/44	87	74,030
GXO Logistics, Inc.
1.65%, 07/15/26	171	139,723
2.65%, 07/15/31	87	61,597
Howard University, Series 22A, 5.21%, 10/01/52(a)	73	61,601
Massachusetts Institute of Technology
3.07%, 04/01/52	77	55,734
5.60%, 07/01/2111(a)	87	87,177
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	44,399
Waste Connections, Inc., 4.20%, 01/15/33	100	90,596

		1,040,201

Communications Equipment — 0.1%
Cisco Systems, Inc.(a)
3.63%, 03/04/24	171	168,815
2.95%, 02/28/26	257	243,799
2.50%, 09/20/26	171	158,903
5.90%, 02/15/39	341	352,706
Juniper Networks, Inc.
3.75%, 08/15/29	87	75,686
5.95%, 03/15/41	87	77,530
Motorola Solutions, Inc.
4.60%, 02/23/28(a)	87	82,138

Security	Par (000)	Value

Communications Equipment (continued)
Motorola Solutions, Inc. (continued)
4.60%, 05/23/29(a)	$166	$152,862
2.30%, 11/15/30	146	109,704
2.75%, 05/24/31	102	77,846

		1,499,989

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32(a)	75	55,811

Consumer Discretionary — 0.0%
California Endowment, Series 2021, 2.50%, 04/01/51	84	53,261
Cintas Corp. No. 2(a)
3.45%, 05/01/25	86	83,030
3.70%, 04/01/27	87	82,472
4.00%, 05/01/32	61	55,976
Quanta Services, Inc.
2.90%, 10/01/30(a)	90	71,931
2.35%, 01/15/32	80	58,857
3.05%, 10/01/41	69	43,850

		449,377

Consumer Finance — 0.5%
American Express Co.
0.75%, 11/03/23(a)	87	83,441
3.38%, 05/03/24(a)	67	65,331
2.50%, 07/30/24(a)	114	109,185
3.00%, 10/30/24(a)	171	164,992
3.63%, 12/05/24	75	72,902
2.25%, 03/04/25(a)	71	66,540
3.95%, 08/01/25(a)	100	96,856
1.65%, 11/04/26(a)	171	149,102
2.55%, 03/04/27(a)	92	81,945
3.30%, 05/03/27(a)	87	80,294
4.05%, 05/03/29	86	79,151
4.05%, 12/03/42(a)	67	54,334
(1 day SOFR + 1.76%), 4.42%, 08/03/33(a)(b)	100	90,947
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	83	70,864
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	85,567
1.25%, 09/01/30(a)	341	262,209
Block Financial LLC, 2.50%, 07/15/28	89	73,507
Capital One Financial Corp.
3.90%, 01/29/24	171	168,507
3.75%, 04/24/24(a)	87	85,154
3.30%, 10/30/24(a)	171	164,733
3.20%, 02/05/25	87	82,638
4.25%, 04/30/25(a)	341	331,377
4.20%, 10/29/25	61	58,653
3.75%, 07/28/26(a)	80	73,963
3.75%, 03/09/27(a)	87	80,092
3.65%, 05/11/27(a)	341	312,911
3.80%, 01/31/28(a)	171	154,524
(1 day SOFR + 0.86%), 1.88%, 11/02/27(b)	171	145,202
(1 day SOFR + 1.27%), 2.62%, 11/02/32(b)	87	65,107
(1 day SOFR + 1.29%), 2.64%, 03/03/26(b)	78	72,474
(1 day SOFR + 1.34%), 2.36%, 07/29/32(a)(b)	171	121,114
(1 day SOFR + 1.79%), 3.27%, 03/01/30(b)	118	98,664
(1 day SOFR + 2.06%), 4.93%, 05/10/28(a)(b)	130	123,856

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1 day SOFR + 2.16%), 4.99%, 07/24/26(a)(b)	$50	$48,882
(1 day SOFR + 2.60%), 5.25%, 07/26/30(b)	50	46,560
Discover Financial Services
3.95%, 11/06/24	62	60,427
3.75%, 03/04/25	75	71,684
Equifax, Inc.(a)
2.60%, 12/01/24	171	162,372
2.35%, 09/15/31	171	128,472
Global Payments, Inc.
4.80%, 04/01/26(a)	87	83,996
2.15%, 01/15/27	86	73,590
3.20%, 08/15/29(a)	87	72,490
2.90%, 11/15/31(a)	69	52,755
4.15%, 08/15/49(a)	62	42,512
Mastercard, Inc.
3.38%, 04/01/24(a)	87	85,530
2.00%, 03/03/25(a)	206	193,927
3.30%, 03/26/27(a)	82	77,020
2.95%, 06/01/29(a)	257	228,844
3.35%, 03/26/30(a)	144	129,792
1.90%, 03/15/31(a)	90	71,790
3.65%, 06/01/49	87	67,856
3.85%, 03/26/50(a)	181	145,608
2.95%, 03/15/51(a)	96	65,273
Moody’s Corp.
4.88%, 02/15/24(a)	87	87,216
3.25%, 01/15/28(a)	130	117,524
2.00%, 08/19/31(a)	73	55,569
2.75%, 08/19/41	63	41,883
3.25%, 05/20/50	71	48,113
3.75%, 02/25/52(a)	74	54,746
2.55%, 08/18/60	104	56,475
3.10%, 11/29/61	81	49,355
PayPal Holdings, Inc.
2.40%, 10/01/24	200	191,052
1.65%, 06/01/25(a)	78	71,801
2.65%, 10/01/26(a)	171	156,934
2.85%, 10/01/29(a)	229	195,887
2.30%, 06/01/30(a)	81	65,894
4.40%, 06/01/32(a)	90	83,883
3.25%, 06/01/50(a)	102	68,980
5.05%, 06/01/52(a)	90	80,134
5.25%, 06/01/62(a)	90	80,416
S&P Global, Inc.
2.45%, 03/01/27(a)(d)	60	53,781
4.75%, 08/01/28(a)(d)	171	166,893
2.70%, 03/01/29(a)(d)	70	60,532
4.25%, 05/01/29(a)(d)	171	160,618
2.50%, 12/01/29(a)	81	67,681
1.25%, 08/15/30(a)	75	56,155
2.90%, 03/01/32(a)(d)	95	79,258
3.25%, 12/01/49(a)	80	56,138
3.70%, 03/01/52(a)(d)	176	133,136
2.30%, 08/15/60	87	45,806
3.90%, 03/01/62(a)(d)	30	22,679
Synchrony Financial(a)
4.88%, 06/13/25	235	226,705
4.50%, 07/23/25	67	63,901
3.95%, 12/01/27	171	148,330

Security	Par (000)	Value

Consumer Finance (continued)
Synchrony Financial(a) (continued)
5.15%, 03/19/29	$87	$79,056
Visa, Inc.
3.15%, 12/14/25(a)	501	478,305
1.90%, 04/15/27(a)	341	302,993
2.75%, 09/15/27(a)	197	179,388
2.05%, 04/15/30(a)	171	141,270
1.10%, 02/15/31(a)	240	179,586
4.15%, 12/14/35(a)	87	79,257
2.70%, 04/15/40(a)	171	123,616
4.30%, 12/14/45(a)	269	234,314
3.65%, 09/15/47	69	53,909
2.00%, 08/15/50	189	108,179
Western Union Co.
1.35%, 03/15/26(a)	155	133,566
6.20%, 11/17/36	92	87,614

		10,764,044

Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25(a)	67	64,679
2.63%, 06/19/30	70	56,239
2.69%, 05/25/31	72	56,308
Avery Dennison Corp., 2.25%, 02/15/32(a)	87	64,180
Berry Global, Inc.
1.57%, 01/15/26(a)	171	149,082
1.65%, 01/15/27	87	72,141
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	171	163,230
Georgia-Pacific LLC, 8.88%, 05/15/31	92	111,999
International Paper Co.
4.80%, 06/15/44	77	64,065
4.40%, 08/15/47(a)	87	69,373
4.35%, 08/15/48(a)	100	79,540
Packaging Corp. of America
3.00%, 12/15/29	70	59,123
4.05%, 12/15/49	112	83,835
3.05%, 10/01/51	65	41,134
Sonoco Products Co.(a)
1.80%, 02/01/25	341	315,915
2.25%, 02/01/27	277	245,323
2.85%, 02/01/32	171	135,490
Suzano Austria GmbH, 3.75%, 01/15/31(a)	261	203,580
WestRock MWV LLC, 8.20%, 01/15/30(a)	74	83,088
WRKCo, Inc.
4.65%, 03/15/26(a)	200	195,614
3.38%, 09/15/27	87	78,625
4.00%, 03/15/28	171	157,572
4.90%, 03/15/29(a)	171	163,477

		2,713,612

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.88%, 01/16/24	174	171,176
2.88%, 08/14/24(a)	211	198,428
6.50%, 07/15/25(a)	345	344,377
1.75%, 01/30/26(a)	345	295,042
3.65%, 07/21/27	345	301,280
3.00%, 10/29/28(a)	427	342,439
3.40%, 10/29/33(a)	195	141,480
3.85%, 10/29/41(a)	150	99,638

10

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
4.25%, 09/15/24	$87	$84,631
2.30%, 02/01/25(a)	67	61,648
3.25%, 03/01/25	341	319,397
3.38%, 07/01/25(a)	171	159,327
2.88%, 01/15/26(a)	171	153,073
1.88%, 08/15/26(a)	55	46,611
3.63%, 12/01/27	70	60,548
2.10%, 09/01/28(a)	87	67,791
3.25%, 10/01/29(a)	87	70,812
3.00%, 02/01/30	71	56,226
Aircastle Ltd.
4.13%, 05/01/24	171	164,317
4.25%, 06/15/26	87	78,034
Ally Financial, Inc.
1.45%, 10/02/23(a)	399	385,166
3.88%, 05/21/24	257	251,085
4.63%, 03/30/25(a)	257	251,200
4.75%, 06/09/27(a)	340	313,676
8.00%, 11/01/31	121	126,851
Banco Santander SA
3.89%, 05/24/24(a)	600	584,034
5.18%, 11/19/25	200	192,966
1.85%, 03/25/26(a)	400	345,392
2.75%, 12/03/30(a)	400	282,834
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	200	165,455
Bank of America Corp.
4.13%, 01/22/24(a)	341	338,216
4.00%, 04/01/24(a)	87	85,997
4.20%, 08/26/24(a)	300	295,083
4.00%, 01/22/25	130	125,827
3.88%, 08/01/25(a)	384	371,705
4.45%, 03/03/26(a)	229	220,666
3.50%, 04/19/26	111	104,274
4.25%, 10/22/26(a)	221	209,955
3.25%, 10/21/27(a)	236	211,493
6.11%, 01/29/37	350	336,865
7.75%, 05/14/38(a)	200	221,845
5.88%, 02/07/42(a)	189	183,633
5.00%, 01/21/44	214	184,899
4.88%, 04/01/44(a)	171	145,846
(1 day SOFR + 0.65%), 1.53%, 12/06/25(b)	171	156,415
(1 day SOFR + 0.67%), 1.84%, 02/04/25(b)	104	98,835
(1 day SOFR + 0.69%), 0.98%, 04/22/25(b)	171	158,940
(1 day SOFR + 0.74%), 0.81%, 10/24/24(b)	275	261,470
(1 day SOFR + 1.01%), 1.20%, 10/24/26(a)(b)	189	164,913
(1 day SOFR + 1.05%), 2.55%, 02/04/28(b)	362	314,962
(1 day SOFR + 1.06%), 2.09%, 06/14/29(b)	341	277,108
(1 day SOFR + 1.11%), 3.84%, 04/25/25(b)	368	357,996
(1 day SOFR + 1.15%), 1.32%, 06/19/26(b)	291	258,291
(1 day SOFR + 1.21%), 2.57%, 10/20/32(b)	377	288,340
(1 day SOFR + 1.22%), 2.30%, 07/21/32(a)(b)	495	369,931
(1 day SOFR + 1.32%), 2.69%, 04/22/32(a)(b)	536	418,474
(1 day SOFR + 1.33%), 3.38%, 04/02/26(a)(b)	206	194,591
(1 day SOFR + 1.33%), 2.97%, 02/04/33(b)	457	357,260
(1 day SOFR + 1.37%), 1.92%, 10/24/31(b)	291	215,252
(1 day SOFR + 1.53%), 1.90%, 07/23/31(b)	341	253,912
(1 day SOFR + 1.56%), 2.97%, 07/21/52(b)	70	42,932
(1 day SOFR + 1.58%), 4.38%, 04/27/28(b)	336	314,844
(1 day SOFR + 1.58%), 3.31%, 04/22/42(a)(b)	211	148,339
(1 day SOFR + 1.75%), 4.83%, 07/22/26(a)(b)	320	312,862

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(1 day SOFR + 1.83%), 4.57%, 04/27/33(b)	$373	$334,091
(1 day SOFR + 1.88%), 2.83%, 10/24/51(b)	140	83,288
(1 day SOFR + 1.93%), 2.68%, 06/19/41(a)(b)	511	330,033
(1 day SOFR + 2.04%), 4.95%, 07/22/28(b)	420	403,550
(1 day SOFR + 2.16%), 5.02%, 07/22/33(a)(b)	360	333,955
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	240	220,004
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(b)	341	323,094
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(a)(b)	68	63,667
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	171	165,594
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	397	313,258
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(a)(b)	171	157,863
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)	171	154,703
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(a)(b)	171	162,435
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	251	211,546
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	171	140,176
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(b)	104	77,047
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(a)(b)	249	227,037
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	171	135,686
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	87	78,576
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	171	155,599
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(a)(b)	341	268,419
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)(b)	341	313,871
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	257	211,730
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	197	159,576
(5 year CMT + 1.20%), 2.48%, 09/21/36(b)	171	123,511
Series L, 3.95%, 04/21/25	368	354,815
Series L, 4.18%, 11/25/27(a)	171	158,421
Series N, (1 day SOFR + 0.91%), 1.66%, 03/11/27(b)	291	252,150
Series N, (1 day SOFR + 1.22%), 2.65%, 03/11/32(b)	291	226,339
Series N, (1 day SOFR + 1.65%), 3.48%, 03/13/52(b)	124	83,599
Bank of Nova Scotia
3.40%, 02/11/24(a)	171	167,681
0.65%, 07/31/24(a)	267	246,575
1.45%, 01/10/25	87	79,969
2.20%, 02/03/25(a)	341	318,333
3.45%, 04/11/25	118	113,021
4.50%, 12/16/25	87	83,951
2.70%, 08/03/26(a)	87	79,195
1.30%, 09/15/26(a)	240	205,851
1.95%, 02/02/27(a)	171	148,759
2.15%, 08/01/31	171	128,781
2.45%, 02/02/32(a)	171	130,044
Barclays PLC
3.65%, 03/16/25(a)	450	425,513
5.25%, 08/17/45(a)	250	199,113
(1 day SOFR + 2.71%), 2.85%, 05/07/26(a)(b)	500	453,879
(1 year CMT + 1.05%), 2.28%, 11/24/27(b)	222	185,930
(1 year CMT + 1.20%), 2.67%, 03/10/32(a)(b)	490	358,094
(1 year CMT + 1.30%), 3.33%, 11/24/42(a)(b)	222	140,373
(1 year CMT + 2.30%), 5.30%, 08/09/26(b)	245	235,377
(1 year CMT + 2.65%), 5.50%, 08/09/28(a)(b)	300	281,231
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(a)(b)	400	359,963
BNP Paribas SA, 4.25%, 10/15/24(a)	200	195,275
Cboe Global Markets, Inc., 3.00%, 03/16/32	121	99,459
Citigroup, Inc.
3.88%, 10/25/23(a)	511	504,696
3.88%, 03/26/25	87	83,527

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
3.30%, 04/27/25(a)	$55	$52,370
4.40%, 06/10/25(a)	87	84,558
5.50%, 09/13/25(a)	171	170,734
3.70%, 01/12/26(a)	171	162,027
4.60%, 03/09/26(a)	130	126,735
3.40%, 05/01/26(a)	87	81,139
3.20%, 10/21/26(a)	427	391,161
4.30%, 11/20/26(a)	53	50,148
4.13%, 07/25/28(a)	130	117,274
6.63%, 06/15/32(a)	74	74,825
6.13%, 08/25/36	184	177,070
8.13%, 07/15/39(a)	100	118,192
5.88%, 01/30/42(a)	227	217,271
6.68%, 09/13/43	87	88,590
5.30%, 05/06/44(a)	87	75,832
4.65%, 07/30/45(a)	130	105,008
4.75%, 05/18/46(a)	257	204,864
4.65%, 07/23/48(a)	257	209,075
(1 day SOFR + 0.53%), 1.28%, 11/03/25(b)	79	72,166
(1 day SOFR + 0.67%), 0.98%, 05/01/25(b)	118	109,332
(1 day SOFR + 0.69%), 2.01%, 01/25/26(b)	245	225,139
(1 day SOFR + 0.77%), 1.12%, 01/28/27(b)	376	321,671
(1 day SOFR + 1.15%), 2.67%, 01/29/31(b)	171	136,433
(1 day SOFR + 1.17%), 2.56%, 05/01/32(a)(b)	207	158,906
(1 day SOFR + 1.18%), 2.52%, 11/03/32(b)	484	366,745
(1 day SOFR + 1.28%), 3.07%, 02/24/28(b)	171	152,404
(1 day SOFR + 1.35%), 3.06%, 01/25/33(b)	257	202,397
(1 day SOFR + 1.38%), 2.90%, 11/03/42(a)(b)	87	55,503
(1 day SOFR + 1.42%), 2.98%, 11/05/30(a)(b)	171	140,505
(1 day SOFR + 1.53%), 3.29%, 03/17/26(b)	118	111,405
(1 day SOFR + 1.94%), 3.79%, 03/17/33(b)	713	597,677
(1 day SOFR + 2.11%), 2.57%, 06/03/31(a)(b)	257	202,135
(1 day SOFR + 2.84%), 3.11%, 04/08/26(a)(b)	240	224,944
(1 day SOFR + 3.91%), 4.41%, 03/31/31(a)(b)	410	367,823
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(a)(b)	341	304,388
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(a)(b)	177	157,068
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(a)(b)	171	153,947
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	171	157,391
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	171	133,032
Clorox Co., 3.10%, 10/01/27	87	79,195
CME Group, Inc.(a)
3.00%, 03/15/25	214	205,057
2.65%, 03/15/32	69	56,724
5.30%, 09/15/43	171	169,856
Credit Suisse Group AG, 4.88%, 05/15/45	268	189,312
Deutsche Bank AG
0.90%, 05/28/24	330	304,800
3.70%, 05/30/24(a)	75	72,920
4.10%, 01/13/26(a)	62	58,451
(1 day SOFR + 1.22%), 2.31%, 11/16/27(b)	353	286,341
(1 day SOFR + 1.32%), 2.55%, 01/07/28(b)	192	155,873
(1 day SOFR + 2.58%), 3.96%, 11/26/25(b)	419	391,159
(1 day SOFR + 3.04%), 3.55%, 09/18/31(a)(b)	296	225,687
Series E, 0.96%, 11/08/23	475	451,947
Equitable Holdings, Inc., 5.00%, 04/20/48	130	108,887
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	862	772,284
Goldman Sachs Group, Inc.
3.63%, 02/20/24(a)	171	168,019
4.00%, 03/03/24(a)	584	575,408

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
3.00%, 03/15/24(a)	$110	$106,884
3.85%, 07/08/24(a)	87	85,024
3.50%, 04/01/25(a)	327	312,351
3.75%, 05/22/25(a)	384	367,688
4.25%, 10/21/25	181	174,704
3.75%, 02/25/26(a)	67	63,462
3.50%, 11/16/26(a)	341	315,142
5.95%, 01/15/27(a)	87	87,317
3.85%, 01/26/27(a)	341	316,846
2.60%, 02/07/30	341	274,974
6.45%, 05/01/36(a)	110	107,621
6.75%, 10/01/37(a)	451	449,504
6.25%, 02/01/41	171	169,826
4.80%, 07/08/44	214	177,249
5.15%, 05/22/45	257	214,450
(1 day SOFR + 0.49%), 0.93%, 10/21/24(b)	171	162,305
(1 day SOFR + 0.73%), 1.76%, 01/24/25(b)	257	244,187
(1 day SOFR + 0.80%), 1.43%, 03/09/27(b)	427	367,096
(1 day SOFR + 0.82%), 1.54%, 09/10/27(a)(b)	341	288,091
(1 day SOFR + 0.91%), 1.95%, 10/21/27(a)(b)	283	242,011
(1 day SOFR + 1.09%), 1.99%, 01/27/32(b)	250	184,828
(1 day SOFR + 1.11%), 2.64%, 02/24/28(b)	197	170,925
(1 day SOFR + 1.25%), 2.38%, 07/21/32(b)	477	359,651
(1 day SOFR + 1.26%), 2.65%, 10/21/32(b)	274	210,012
(1 day SOFR + 1.28%), 2.62%, 04/22/32(b)	250	193,782
(1 day SOFR + 1.41%), 3.10%, 02/24/33(a)(b)	391	310,554
(1 day SOFR + 1.51%), 4.39%, 06/15/27(b)	125	119,078
(1 day SOFR + 1.51%), 3.21%, 04/22/42(b)	171	115,855
(1 day SOFR + 1.63%), 3.44%, 02/24/43(a)(b)	216	149,568
(1 day SOFR + 1.73%), 4.48%, 08/23/28(b)	200	187,699
(1 day SOFR + 1.85%), 3.62%, 03/15/28(b)	100	91,005
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(a)(b)	341	302,331
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(a)(b)	171	162,884
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	171	155,418
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	341	269,329
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	171	141,685
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(b)	427	386,104
Hercules Capital, Inc., 3.38%, 01/20/27(a)	70	58,048
HSBC Holdings PLC
4.25%, 03/14/24(a)	500	489,429
4.25%, 08/18/25	200	189,773
3.90%, 05/25/26(a)	311	291,475
4.38%, 11/23/26(a)	390	363,023
6.10%, 01/14/42(a)	171	164,363
5.25%, 03/14/44(a)	232	187,986
(1 day SOFR + 1.40%), 2.63%, 11/07/25(a)(b)	522	484,653
(1 day SOFR + 1.43%), 3.00%, 03/10/26(a)(b)	350	323,613
(1 day SOFR + 2.39%), 2.85%, 06/04/31(a)(b)	349	267,146
(1 day SOFR + 2.53%), 4.76%, 03/29/33(b)	285	233,921
(1 day SOFR + 2.61%), 5.21%, 08/11/28(a)(b)	600	560,923
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(b)	522	504,556
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(b)	211	190,379
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(a)(b)	211	178,574
Intercontinental Exchange, Inc.
3.65%, 05/23/25(a)	82	79,344
3.75%, 12/01/25(a)	192	185,275
2.10%, 06/15/30(a)	133	106,237
1.85%, 09/15/32(a)	58	42,733
4.60%, 03/15/33(a)	137	127,603
2.65%, 09/15/40	171	115,142

12

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc. (continued)
4.25%, 09/21/48(a)	$87	$70,976
3.00%, 06/15/50(a)	76	49,681
4.95%, 06/15/52(a)	114	101,201
3.00%, 09/15/60(a)	145	86,671
5.20%, 06/15/62(a)	130	116,343
Jackson Financial, Inc., 3.13%, 11/23/31(a)	171	128,658
JPMorgan Chase & Co.
3.88%, 02/01/24(a)	341	336,969
3.63%, 05/13/24(a)	171	168,065
3.88%, 09/10/24	223	218,082
3.13%, 01/23/25(a)	214	205,176
3.90%, 07/15/25	384	371,357
3.30%, 04/01/26	87	81,649
3.20%, 06/15/26(a)	171	158,749
7.63%, 10/15/26(a)	87	94,303
4.13%, 12/15/26(a)	87	82,095
4.25%, 10/01/27	87	81,545
3.63%, 12/01/27(a)	171	154,966
6.40%, 05/15/38(a)	189	194,108
5.50%, 10/15/40(a)	66	61,912
5.60%, 07/15/41(a)	96	91,033
5.40%, 01/06/42(a)	71	65,643
5.63%, 08/16/43(a)	87	79,588
4.85%, 02/01/44(a)	74	63,376
4.95%, 06/01/45	214	178,509
(1 day SOFR + 0.49%), 0.77%, 08/09/25(b)	171	156,762
(1 day SOFR + 0.54%), 0.82%, 06/01/25(b)	224	207,372
(1 day SOFR + 0.61%), 1.56%, 12/10/25(b)	171	156,804
(1 day SOFR + 0.77%), 1.47%, 09/22/27(b)	171	144,599
(1 day SOFR + 0.89%), 1.58%, 04/22/27(b)	875	755,392
(1 day SOFR + 0.92%), 2.60%, 02/24/26(b)	118	109,773
(1 day SOFR + 1.02%), 2.07%, 06/01/29(b)	240	194,570
(1 day SOFR + 1.07%), 1.95%, 02/04/32(a)(b)	341	252,248
(1 day SOFR + 1.16%), 2.30%, 10/15/25(b)	87	81,586
(1 day SOFR + 1.17%), 2.95%, 02/24/28(b)	111	98,148
(1 day SOFR + 1.18%), 2.55%, 11/08/32(b)	616	467,430
(1 day SOFR + 1.26%), 2.96%, 01/25/33(b)	403	316,792
(1 day SOFR + 1.32%), 4.08%, 04/26/26(b)	451	434,228
(1 day SOFR + 1.46%), 3.16%, 04/22/42(b)	392	268,392
(1 day SOFR + 1.51%), 2.53%, 11/19/41(b)	257	160,441
(1 day SOFR + 1.56%), 4.32%, 04/26/28(b)	472	442,313
(1 day SOFR + 1.75%), 4.57%, 06/14/30(a)(b)	200	184,306
(1 day SOFR + 1.80%), 4.59%, 04/26/33(b)	67	60,287
(1 day SOFR + 1.99%), 4.85%, 07/25/28(b)	200	192,035
(1 day SOFR + 2.04%), 2.52%, 04/22/31(a)(b)	275	217,377
(1 day SOFR + 2.08%), 4.91%, 07/25/33(a)(b)	95	87,605
(1 day SOFR + 2.44%), 3.11%, 04/22/51(b)	291	183,715
(1 day SOFR + 2.46%), 3.11%, 04/22/41(b)	189	130,937
(1 day SOFR + 2.52%), 2.96%, 05/13/31(a)(b)	341	270,105
(1 day SOFR + 2.58%), 5.72%, 09/14/33(b)	200	189,129
(1 day SOFR + 3.79%), 4.49%, 03/24/31(a)(b)	341	310,188
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	171	151,262
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(b)	341	335,532
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)	381	343,513
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(a)(b)	341	330,003
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	171	149,281
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	300	222,145
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(a)(b)	202	183,806
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(b)	427	390,813
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	341	312,640

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(a)(b)	$171	$133,549
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)(b)	300	271,623
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	427	319,856
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	87	66,006
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)(b)	171	134,943
(3 mo. SOFR + 0.58%), 0.97%, 06/23/25(b)	171	158,171
(3 mo. SOFR + 0.70%), 1.04%, 02/04/27(b)	600	509,841
(3 mo. SOFR + 1.11%), 1.76%, 11/19/31(b)	171	124,989
(3 mo. SOFR + 1.59%), 2.01%, 03/13/26(a)(b)	223	204,223
Kimberly-Clark Corp.
2.75%, 02/15/26	87	81,835
2.00%, 11/02/31(a)	75	58,983
5.30%, 03/01/41(a)	87	84,479
3.20%, 07/30/46	74	52,705
2.88%, 02/07/50(a)	140	94,174
Lloyds Banking Group PLC
3.90%, 03/12/24	500	489,287
4.50%, 11/04/24(a)	490	476,718
4.34%, 01/09/48(a)	249	176,022
(1 year CMT + 1.00%), 2.44%, 02/05/26(a)(b)	340	312,379
(1 year CMT + 1.60%), 3.51%, 03/18/26(b)	215	201,274
(1 year CMT + 1.80%), 3.75%, 03/18/28(b)	222	199,552
(1 year CMT + 2.30%), 4.98%, 08/11/33(b)	200	174,760
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25(a)	500	463,814
3.85%, 03/01/26(a)	500	474,304
2.76%, 09/13/26(a)	250	225,585
3.29%, 07/25/27(a)	171	155,108
3.96%, 03/02/28(a)	171	156,817
3.74%, 03/07/29	341	304,917
2.56%, 02/25/30(a)	349	280,038
4.29%, 07/26/38(a)	87	74,596
(1 year CMT + 0.83%), 2.34%, 01/19/28(b)	220	190,062
(1 year CMT + 0.97%), 2.49%, 10/13/32(b)	215	162,816
(1 year CMT + 1.10%), 2.85%, 01/19/33(a)(b)	200	154,980
(1 year CMT + 1.13%), 3.84%, 04/17/26(b)	220	210,567
(1 year CMT + 1.30%), 4.08%, 04/19/28(a)(b)	220	204,751
(1 year CMT + 1.55%), 5.06%, 09/12/25(b)	660	653,060
(1 year CMT + 1.70%), 4.79%, 07/18/25(b)	240	236,848
(1 year CMT + 1.90%), 5.35%, 09/13/28(b)	200	195,011
(1 year CMT + 1.95%), 5.02%, 07/20/28(b)	400	383,887
(1 year CMT + 2.13%), 5.13%, 07/20/33(b)	250	233,580
(1 year CMT + 2.13%), 5.47%, 09/13/33(a)(b)	200	192,399
Mizuho Financial Group, Inc.(b)
(1 year CMT + 0.67%), 1.23%, 05/22/27	349	294,926
(1 year CMT + 0.90%), 2.65%, 05/22/26(a)	300	275,834
(1 year CMT + 1.25%), 3.26%, 05/22/30	380	319,030
(1 year CMT + 2.05%), 5.41%, 09/13/28(a)	520	508,296
(1 year CMT + 2.40%), 5.67%, 09/13/33	520	500,096
Morgan Stanley
3.70%, 10/23/24(a)	257	250,486
4.00%, 07/23/25(a)	343	331,988
5.00%, 11/24/25(a)	214	211,251
3.88%, 01/27/26(a)	300	286,163
3.13%, 07/27/26(a)	87	80,111
4.35%, 09/08/26(a)	257	244,773
3.63%, 01/20/27(a)	341	317,206
3.95%, 04/23/27(a)	87	80,848
7.25%, 04/01/32	50	54,298
6.38%, 07/24/42(a)	181	187,825

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
4.30%, 01/27/45	$171	$135,353
4.38%, 01/22/47	257	205,309
(1 day SOFR + 0.51%), 0.79%, 01/22/25(b)	87	81,498
(1 day SOFR + 0.53%), 0.79%, 05/30/25(b)	393	361,718
(1 day SOFR + 0.56%), 1.16%, 10/21/25(b)	511	465,716
(1 day SOFR + 0.72%), 0.99%, 12/10/26(b)	307	264,722
(1 day SOFR + 0.86%), 1.51%, 07/20/27(b)	326	277,650
(1 day SOFR + 0.88%), 1.59%, 05/04/27(a)(b)	66	57,030
(1 day SOFR + 0.94%), 2.63%, 02/18/26(a)(b)	324	301,865
(1 day SOFR + 1.00%), 2.48%, 01/21/28(b)	244	213,256
(1 day SOFR + 1.02%), 1.93%, 04/28/32(b)	300	219,013
(1 day SOFR + 1.03%), 1.79%, 02/13/32(b)	338	247,018
(1 day SOFR + 1.14%), 2.70%, 01/22/31(b)	341	276,473
(1 day SOFR + 1.15%), 2.72%, 07/22/25(b)	105	99,604
(1 day SOFR + 1.16%), 3.62%, 04/17/25(a)(b)	178	172,867
(1 day SOFR + 1.18%), 2.24%, 07/21/32(a)(b)	87	65,356
(1 day SOFR + 1.20%), 2.51%, 10/20/32(b)	281	214,748
(1 day SOFR + 1.29%), 2.94%, 01/21/33(a)(b)	343	271,163
(1 day SOFR + 1.36%), 2.48%, 09/16/36(b)	459	328,933
(1 day SOFR + 1.43%), 2.80%, 01/25/52(b)	221	133,417
(1 day SOFR + 1.49%), 3.22%, 04/22/42(a)(b)	35	24,392
(1 day SOFR + 1.61%), 4.21%, 04/20/28(a)(b)	96	89,829
(1 day SOFR + 1.67%), 4.68%, 07/17/26(a)(b)	130	126,584
(1 day SOFR + 2.08%), 4.89%, 07/20/33(a)(b)	70	64,859
(1 day SOFR + 2.62%), 5.30%, 04/20/37(b)	114	102,436
(1 day SOFR + 3.12%), 3.62%, 04/01/31(a)(b)	400	345,692
(1 day SOFR + 4.84%), 5.60%, 03/24/51(a)(b)	171	163,678
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)(b)	384	345,443
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)	211	178,470
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	171	136,431
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(a)(b)	130	119,504
Series F, 3.88%, 04/29/24	87	85,409
Nasdaq, Inc.
3.85%, 06/30/26(a)	104	99,201
1.65%, 01/15/31(a)	57	42,444
3.25%, 04/28/50	70	45,913
National Rural Utilities Cooperative Finance Corp., 4.15%, 12/15/32(a)	270	247,055
NatWest Group PLC(a)(b)
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25	522	507,516
(5 year CMT + 2.35%), 3.03%, 11/28/35	300	212,570
ORIX Corp.
5.00%, 09/13/27(a)	100	97,160
2.25%, 03/09/31	87	67,433
4.00%, 04/13/32	67	58,895
5.20%, 09/13/32	100	95,107
OWL Rock Core Income Corp., 4.70%, 02/08/27	40	35,035
Rexford Industrial Realty LP
2.13%, 12/01/30	71	54,210
2.15%, 09/01/31	79	59,243
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/23(a)	171	169,477
2.35%, 01/15/25(a)	490	458,893
3.78%, 03/09/26(a)	211	200,277
2.63%, 07/14/26(a)	171	154,056
1.40%, 09/17/26	218	185,967
3.01%, 10/19/26(a)	87	79,150
2.17%, 01/14/27(a)	200	174,220
3.36%, 07/12/27(a)	171	155,422

Security	Par (000)	Value

Diversified Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
3.35%, 10/18/27(a)	$87	$77,865
1.90%, 09/17/28	218	175,561
3.20%, 09/17/29	87	72,689
2.72%, 09/27/29	522	427,456
2.22%, 09/17/31(a)	265	198,218
2.93%, 09/17/41	70	46,423

		85,203,284

Diversified Telecommunication Services — 0.6%
AT&T, Inc.
0.90%, 03/25/24(a)	341	322,511
2.30%, 06/01/27	450	393,308
2.75%, 06/01/31(a)	341	272,960
2.25%, 02/01/32(a)	400	302,470
2.55%, 12/01/33	200	148,069
4.50%, 05/15/35(a)	655	567,278
4.90%, 08/15/37(a)	375	332,665
4.85%, 03/01/39	500	432,836
4.65%, 06/01/44	125	101,853
4.75%, 05/15/46(a)	500	419,071
4.50%, 03/09/48(a)	500	394,595
3.50%, 09/15/53(a)	511	340,500
3.55%, 09/15/55	1,174	771,126
3.80%, 12/01/57	778	525,574
3.65%, 09/15/59	220	142,538
British Telecommunications PLC, 9.63%, 12/15/30	200	231,070
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	300	343,709
Telefonica Emisiones SA(a)
4.10%, 03/08/27	345	319,200
7.05%, 06/20/36	185	181,896
5.21%, 03/08/47	283	215,296
4.90%, 03/06/48	160	116,512
Telefonica Europe BV, 8.25%, 09/15/30(a)	75	81,116
Verizon Communications, Inc.
0.75%, 03/22/24(a)	59	55,767
3.50%, 11/01/24(a)	87	84,855
3.38%, 02/15/25(a)	257	248,797
0.85%, 11/20/25	249	218,253
1.45%, 03/20/26(a)	122	107,720
2.63%, 08/15/26(a)	155	140,783
4.13%, 03/16/27	350	334,257
2.10%, 03/22/28	140	118,190
4.33%, 09/21/28(a)	369	347,201
3.88%, 02/08/29	341	311,293
3.15%, 03/22/30(a)	171	145,450
1.68%, 10/30/30	341	255,556
2.36%, 03/15/32(a)	695	532,944
4.50%, 08/10/33(a)	300	270,203
4.40%, 11/01/34(a)	257	226,194
4.27%, 01/15/36(a)	214	182,594
4.81%, 03/15/39(a)	104	91,538
2.65%, 11/20/40(a)	87	56,703
3.40%, 03/22/41(a)	429	313,234
2.85%, 09/03/41(a)	112	74,677
4.75%, 11/01/41(a)	511	442,184
3.85%, 11/01/42(a)	87	66,692
4.86%, 08/21/46	341	294,107
4.00%, 03/22/50	171	130,550
2.88%, 11/20/50(a)	427	261,114

14

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
3.55%, 03/22/51(a)	$116	$81,567
3.88%, 03/01/52(a)	118	87,761
2.99%, 10/30/56	211	125,423
3.00%, 11/20/60(a)	275	159,721
3.70%, 03/22/61(a)	403	273,589

		12,995,070

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49	60	46,880
Brown University in Providence in the State of Rhode Island & Providence Plant, Series A, 2.92%, 09/01/50	75	53,770
California Institute of Technology, 3.65%, 09/01/2119	171	106,802
Duke University
Series 2020, 2.68%, 10/01/44	75	54,390
Series 2020, 2.83%, 10/01/55	88	57,569
Emory University, Series 2020, 2.97%, 09/01/50(a)	62	43,525
Ford Foundation
Series 2020, 2.42%, 06/01/50	60	37,049
Series 2020, 2.82%, 06/01/70	70	41,612
George Washington University, Series 2018, 4.13%, 09/15/48	58	47,254
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	77	50,817
Series A, 5.22%, 10/01/2118	62	52,556
Series B, 4.32%, 04/01/49(a)	40	32,650
Leland Stanford Junior University
3.65%, 05/01/48	130	109,185
2.41%, 06/01/50	75	47,665
Massachusetts Institute of Technology
3.96%, 07/01/38	98	87,943
4.68%, 07/01/2114	75	63,684
Series F, 2.99%, 07/01/50	73	53,102
Series G, 2.29%, 07/01/51(a)	56	34,365
Northeastern University, Series 2020, 2.89%, 10/01/50	51	33,894
Northwestern University
Series 2017, 3.66%, 12/01/57	58	44,739
Series 2020, 2.64%, 12/01/50	85	56,508
President & Fellows of Harvard College
3.15%, 07/15/46	62	47,390
2.52%, 10/15/50	71	45,626
3.30%, 07/15/56	121	90,334
Thomas Jefferson University, 3.85%, 11/01/57(a)	72	52,944
Trustees of Boston College, 3.13%, 07/01/52	87	60,786
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	29,093
Trustees of Princeton University
5.70%, 03/01/39	87	93,786
Series 2020, 2.52%, 07/01/50(a)	74	50,094
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	57	36,798
Series 2020, 2.40%, 10/01/50	52	32,818
University of Chicago, Series C, 2.55%, 04/01/50(a)	73	47,751
University of Miami, Series 2022, 4.06%, 04/01/52(a)	67	54,944
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	63,569
University of Southern California
2.81%, 10/01/50	71	48,686
Series 21-A, 2.95%, 10/01/51(a)	87	60,678

Security	Par (000)	Value

Education (continued)
University of Southern California (continued)
Series A, 3.23%, 10/01/2120	$69	$39,286
Washington University(a)
4.35%, 04/15/2122	83	64,200
Series 2022, 3.52%, 04/15/54	75	58,205
William Marsh Rice University, 3.77%, 05/15/55	85	69,417
Yale University
Series 2020, 1.48%, 04/15/30(a)	54	43,225
Series 2020, 2.40%, 04/15/50	62	40,133

		2,285,722

Electric Utilities — 2.0%
AEP Texas, Inc.
3.95%, 06/01/28	87	80,294
4.70%, 05/15/32(a)	70	64,450
5.25%, 05/15/52(a)	70	63,875
AEP Transmission Co. LLC
3.10%, 12/01/26(a)	87	81,144
3.80%, 06/15/49	171	129,359
3.15%, 09/15/49	71	48,145
Series M, 3.65%, 04/01/50	87	63,977
Series N, 2.75%, 08/15/51	71	44,361
Series O, 4.50%, 06/15/52(a)	50	42,457
AES Corp.
1.38%, 01/15/26	171	147,302
2.45%, 01/15/31(a)	87	66,556
Alabama Power Co.
3.75%, 09/01/27	100	94,387
3.94%, 09/01/32	100	90,293
6.13%, 05/15/38	171	174,216
3.75%, 03/01/45(a)	87	65,429
4.30%, 01/02/46	87	71,661
3.45%, 10/01/49	65	46,034
3.13%, 07/15/51	104	69,535
Series 20-A, 1.45%, 09/15/30(a)	51	39,041
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	40	37,101
Ameren Corp.
2.50%, 09/15/24(a)	110	104,407
1.95%, 03/15/27	133	115,137
3.50%, 01/15/31	171	147,511
Ameren Illinois Co.
4.15%, 03/15/46(a)	87	71,581
3.25%, 03/15/50	53	36,749
American Electric Power Co., Inc.
2.03%, 03/15/24(a)	67	64,123
2.30%, 03/01/30	75	59,733
Series J, 4.30%, 12/01/28(a)	87	81,282
Series N, 1.00%, 11/01/25(a)	87	76,221
Appalachian Power Co.
4.40%, 05/15/44	87	69,414
Series BB, 4.50%, 08/01/32	100	90,021
Arizona Public Service Co.
3.15%, 05/15/25(a)	87	82,883
2.60%, 08/15/29	87	71,695
5.05%, 09/01/41	87	74,918
4.50%, 04/01/42(a)	171	138,520
4.20%, 08/15/48	87	66,737
3.50%, 12/01/49	64	42,999
Avista Corp., 4.35%, 06/01/48	104	87,646
Baltimore Gas & Electric Co.
2.40%, 08/15/26(a)	171	155,042
2.25%, 06/15/31	81	64,659

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Baltimore Gas & Electric Co. (continued)
6.35%, 10/01/36	$87	$92,884
3.50%, 08/15/46	121	89,115
3.20%, 09/15/49	80	55,193
2.90%, 06/15/50	79	51,291
4.55%, 06/01/52(a)	30	25,741
Berkshire Hathaway Energy Co.
3.75%, 11/15/23(a)	87	86,189
3.50%, 02/01/25	82	79,644
4.05%, 04/15/25(a)	341	335,204
3.25%, 04/15/28(a)	87	78,903
3.70%, 07/15/30	87	78,247
1.65%, 05/15/31(a)	146	110,373
6.13%, 04/01/36	87	88,939
5.95%, 05/15/37(a)	171	170,493
5.15%, 11/15/43(a)	87	79,095
4.50%, 02/01/45(a)	71	59,235
3.80%, 07/15/48	87	65,474
4.45%, 01/15/49(a)	87	72,872
4.25%, 10/15/50(a)	71	57,086
2.85%, 05/15/51	71	43,700
4.60%, 05/01/53(a)(d)	71	59,780
Black Hills Corp.
3.95%, 01/15/26(a)	70	67,059
3.05%, 10/15/29	73	61,159
2.50%, 06/15/30	55	43,294
4.35%, 05/01/33	71	62,068
CenterPoint Energy Houston Electric LLC
4.45%, 10/01/32	340	322,330
3.55%, 08/01/42(a)	74	56,715
3.95%, 03/01/48	87	69,504
Sereis AJ, 4.85%, 10/01/52	50	45,911
Series AF, Class AF, 3.35%, 04/01/51(a)	87	62,372
Series AG, Class AG, 3.00%, 03/01/32	70	59,241
Series AH, Class AH, 3.60%, 03/01/52(a)	50	37,388
CenterPoint Energy, Inc.
2.50%, 09/01/24	75	71,363
1.45%, 06/01/26	84	73,522
2.65%, 06/01/31(a)	140	111,825
Cleco Corporate Holdings LLC
3.74%, 05/01/26	87	81,031
3.38%, 09/15/29	87	73,126
CMS Energy Corp., 3.45%, 08/15/27	171	154,870
Commonwealth Edison Co.
2.55%, 06/15/26(a)	87	80,176
5.90%, 03/15/36	50	51,267
3.70%, 03/01/45(a)	87	65,312
3.65%, 06/15/46	130	97,565
3.00%, 03/01/50	87	57,940
Series 127, 3.20%, 11/15/49	105	72,691
Series 130, 3.13%, 03/15/51	71	48,087
Series 131, 2.75%, 09/01/51(a)	87	54,731
Series 133, 3.85%, 03/15/52(a)	141	109,757
Connecticut Light & Power Co.(a)
Series A, 3.20%, 03/15/27	87	81,011
Series A, 2.05%, 07/01/31	140	110,459
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	87	81,364
2.40%, 06/15/31(a)	171	136,594
3.95%, 03/01/43	53	41,318
4.45%, 03/15/44	87	72,085

Security	Par (000)	Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
4.50%, 12/01/45	$87	$72,087
3.85%, 06/15/46	171	129,460
3.70%, 11/15/59	70	48,660
3.60%, 06/15/61(a)	130	89,255
Series 12-A, 4.20%, 03/15/42	71	56,932
Series 20A, 3.35%, 04/01/30(a)	257	225,798
Series 20B, 3.95%, 04/01/50(a)	171	131,515
Series C, 4.30%, 12/01/56	87	67,138
Series C, 4.00%, 11/15/57	130	94,538
Series D, 4.00%, 12/01/28	87	81,558
Series E, 4.65%, 12/01/48	87	74,059
Constellation Energy Generation LLC
6.25%, 10/01/39(a)	53	51,792
5.75%, 10/01/41	87	80,087
Consumers Energy Co.
4.35%, 04/15/49	171	145,615
3.10%, 08/15/50(a)	75	50,683
2.65%, 08/15/52	66	40,876
2.50%, 05/01/60(a)	181	99,827
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	171	163,963
Series A, 2.30%, 12/01/31(a)	70	55,138
Dominion Energy, Inc.
3.07%, 08/15/24(a)(c)	87	83,432
3.90%, 10/01/25(a)	341	327,485
7.00%, 06/15/38(a)	87	91,827
Series A, 1.45%, 04/15/26	70	61,462
Series C, 3.38%, 04/01/30	257	221,013
Series C, 2.25%, 08/15/31	82	63,940
Series C, 3.30%, 04/15/41(a)	75	54,078
Series C, 4.90%, 08/01/41	50	44,025
DTE Electric Co.
3.65%, 03/15/24	171	168,412
3.70%, 03/15/45(a)	51	39,320
3.70%, 06/01/46	87	66,882
3.75%, 08/15/47	70	54,226
Series A, 1.90%, 04/01/28(a)	87	74,029
Series A, 3.00%, 03/01/32(a)	61	51,420
Series A, 4.00%, 04/01/43	53	43,244
Series A, 4.05%, 05/15/48	87	70,868
Series B, 3.25%, 04/01/51(a)	71	49,792
Series B, 3.65%, 03/01/52	63	47,568
DTE Energy Co.
Series C, 2.53%, 10/01/24(a)(c)	171	162,454
Series C, 3.40%, 06/15/29	120	105,059
Series F, 1.05%, 06/01/25	154	137,839
Duke Energy Carolinas LLC
2.45%, 08/15/29	87	73,831
2.45%, 02/01/30(a)	71	59,307
2.55%, 04/15/31(a)	75	61,575
2.85%, 03/15/32(a)	97	80,322
6.10%, 06/01/37(a)	87	85,921
6.05%, 04/15/38	74	76,311
5.30%, 02/15/40(a)	87	82,694
4.25%, 12/15/41(a)	171	142,997
4.00%, 09/30/42(a)	87	69,959
3.70%, 12/01/47	87	64,953
3.95%, 03/15/48	71	55,856
3.45%, 04/15/51	75	53,555

16

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC (continued)
3.55%, 03/15/52	$78	$56,800
Series A, 6.00%, 12/01/28	87	89,584
Duke Energy Corp.
3.95%, 10/15/23(a)	87	86,004
3.75%, 04/15/24(a)	87	85,424
0.90%, 09/15/25(a)	243	215,183
2.65%, 09/01/26(a)	87	78,929
3.15%, 08/15/27	87	78,718
4.30%, 03/15/28	90	84,719
2.45%, 06/01/30(a)	89	71,114
4.50%, 08/15/32	100	90,432
3.30%, 06/15/41	121	84,385
4.80%, 12/15/45(a)	87	71,832
3.95%, 08/15/47	87	63,360
4.20%, 06/15/49(a)	87	65,862
5.00%, 08/15/52	100	85,225
(5 year CMT + 2.32%), 3.25%, 01/15/82(b)	109	79,904
Duke Energy Florida LLC
2.50%, 12/01/29(a)	59	49,867
1.75%, 06/15/30	82	63,919
2.40%, 12/15/31	141	112,070
3.40%, 10/01/46	87	61,302
3.00%, 12/15/51	65	42,761
Duke Energy Indiana LLC
3.75%, 05/15/46	87	65,186
Series WWW, 4.90%, 07/15/43(a)	87	76,230
Duke Energy Ohio, Inc., 3.70%, 06/15/46	87	64,742
Duke Energy Progress LLC
3.70%, 09/01/28(a)	65	60,460
3.45%, 03/15/29(a)	87	78,883
2.00%, 08/15/31(a)	74	57,196
3.40%, 04/01/32	67	57,419
4.10%, 05/15/42	53	42,700
4.10%, 03/15/43	87	71,361
4.38%, 03/30/44(a)	74	61,797
4.15%, 12/01/44	87	70,159
4.20%, 08/15/45	87	70,462
3.70%, 10/15/46(a)	87	65,606
2.50%, 08/15/50	87	51,487
2.90%, 08/15/51	74	48,036
4.00%, 04/01/52	55	43,085
Edison International
3.55%, 11/15/24(a)	62	59,524
4.70%, 08/15/25(a)	340	329,397
4.13%, 03/15/28	171	152,557
El Paso Electric Co., 6.00%, 05/15/35	87	85,148
Emera U.S. Finance LP
0.83%, 06/15/24	89	82,456
3.55%, 06/15/26(a)	185	171,807
2.64%, 06/15/31(a)	155	120,567
4.75%, 06/15/46(a)	62	48,693
Entergy Arkansas LLC
3.50%, 04/01/26(a)	65	61,762
2.65%, 06/15/51	75	45,278
3.35%, 06/15/52	87	59,369
Entergy Corp.
0.90%, 09/15/25(a)	116	102,058
2.95%, 09/01/26(a)	171	156,264
1.90%, 06/15/28	71	58,255
2.80%, 06/15/30	79	63,992

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Corp. (continued)
2.40%, 06/15/31	$104	$79,475
3.75%, 06/15/50(a)	71	50,271
Entergy Louisiana LLC
5.40%, 11/01/24(a)	511	515,360
1.60%, 12/15/30	82	61,609
4.00%, 03/15/33	87	77,022
4.20%, 09/01/48	87	69,944
4.20%, 04/01/50	171	136,659
4.75%, 09/15/52	200	173,927
Entergy Mississippi LLC
2.85%, 06/01/28	87	75,840
3.85%, 06/01/49	87	65,261
Entergy Texas, Inc., 5.00%, 09/15/52	50	44,685
Evergy Kansas Central, Inc.
2.55%, 07/01/26(a)	62	56,759
4.25%, 12/01/45	171	136,961
3.25%, 09/01/49	87	59,919
3.45%, 04/15/50(a)	87	61,661
Evergy Metro, Inc., 3.65%, 08/15/25	53	51,186
Evergy, Inc.
2.45%, 09/15/24	87	82,293
2.90%, 09/15/29(a)	87	71,874
Eversource Energy
4.20%, 06/27/24(a)	340	335,278
2.90%, 03/01/27	67	60,800
2.55%, 03/15/31(a)	87	69,655
3.38%, 03/01/32(a)	67	56,364
3.45%, 01/15/50(a)	71	49,129
Series H, 3.15%, 01/15/25	66	63,136
Series M, 3.30%, 01/15/28(a)	257	231,883
Series Q, 0.80%, 08/15/25	140	123,799
Series R, 1.65%, 08/15/30(a)	140	105,505
Series U, 1.40%, 08/15/26(a)	87	75,390
Exelon Corp.
3.95%, 06/15/25	130	125,587
3.40%, 04/15/26	130	122,369
2.75%, 03/15/27(a)(d)	53	47,485
4.05%, 04/15/30	171	154,987
5.10%, 06/15/45	87	77,498
4.70%, 04/15/50(a)	87	72,757
4.10%, 03/15/52(a)(d)	86	66,352
Florida Power & Light Co.
2.85%, 04/01/25	63	60,276
3.13%, 12/01/25	87	82,855
5.95%, 02/01/38	50	51,826
5.69%, 03/01/40	87	87,717
5.25%, 02/01/41	87	83,970
4.13%, 02/01/42	87	72,747
4.05%, 10/01/44(a)	130	106,596
3.70%, 12/01/47(a)	171	133,085
3.95%, 03/01/48	87	69,939
4.13%, 06/01/48	87	72,604
3.99%, 03/01/49(a)	87	70,350
Fortis, Inc., 3.06%, 10/04/26(a)	171	155,520
Georgia Power Co.(a)
4.70%, 05/15/32	90	84,287
4.30%, 03/15/42	121	96,551
5.13%, 05/15/52	90	81,130
Series A, 2.20%, 09/15/24	171	161,860
Series B, 2.65%, 09/15/29	171	141,648

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Georgia Power Co.(a) (continued)
Series B, 3.70%, 01/30/50	$171	$123,947
Indiana Michigan Power Co.
6.05%, 03/15/37	62	62,329
4.25%, 08/15/48	87	69,222
Series K, 4.55%, 03/15/46	54	45,117
Series L, 3.75%, 07/01/47	171	125,837
Interstate Power & Light Co.
3.25%, 12/01/24(a)	87	83,996
4.10%, 09/26/28	75	70,452
3.70%, 09/15/46	87	63,705
3.50%, 09/30/49(a)	78	55,607
IPALCO Enterprises, Inc., 4.25%, 05/01/30	171	148,357
ITC Holdings Corp., 3.25%, 06/30/26	171	158,175
Kentucky Utilities Co.
4.38%, 10/01/45(a)	171	141,123
3.30%, 06/01/50	75	52,126
MidAmerican Energy Co.
3.65%, 04/15/29	87	80,217
4.80%, 09/15/43	87	78,195
3.65%, 08/01/48	87	65,811
4.25%, 07/15/49(a)	107	89,037
3.15%, 04/15/50	87	59,148
2.70%, 08/01/52(a)	75	47,105
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	69,538
Series B, 3.10%, 07/30/51	87	55,481
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23(a)	291	286,823
2.85%, 01/27/25(a)	87	83,312
1.88%, 02/07/25(a)	87	81,427
3.45%, 06/15/25	70	67,531
3.40%, 02/07/28(a)	341	312,744
2.40%, 03/15/30	144	118,587
2.75%, 04/15/32(a)	87	70,661
4.02%, 11/01/32(a)	107	96,187
4.30%, 03/15/49	87	72,158
Series D, 1.00%, 10/18/24	130	120,124
Nevada Power Co.
Series DD, 2.40%, 05/01/30(a)	71	58,406
Series EE, 3.13%, 08/01/50	71	45,817
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	200	197,492
4.26%, 09/01/24	200	197,125
4.45%, 06/20/25(a)	200	196,504
1.88%, 01/15/27	154	133,639
3.55%, 05/01/27(a)	171	158,171
4.63%, 07/15/27	200	193,299
1.90%, 06/15/28	119	98,506
2.75%, 11/01/29	86	72,264
2.44%, 01/15/32(a)	86	66,903
5.00%, 07/15/32	135	128,894
3.00%, 01/15/52	96	61,252
Northern States Power Co.
2.25%, 04/01/31	55	44,912
3.40%, 08/15/42(a)	70	53,323
4.00%, 08/15/45	85	68,614
2.90%, 03/01/50	79	52,786
3.20%, 04/01/52	80	55,588
4.50%, 06/01/52(a)	69	60,646
NSTAR Electric Co., 4.55%, 06/01/52(a)	79	68,575

Security	Par (000)	Value

Electric Utilities (continued)
Oglethorpe Power Corp.
4.50%, 04/01/47(d)	$61	$47,669
5.05%, 10/01/48	41	34,394
3.75%, 08/01/50(a)	87	61,071
Ohio Power Co.
4.15%, 04/01/48(a)	71	56,846
Series Q, 1.63%, 01/15/31(a)	76	57,147
Series R, 2.90%, 10/01/51	76	47,499
Oklahoma Gas & Electric Co., 3.25%, 04/01/30(a)	171	147,936
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25(a)	100	88,007
3.70%, 11/15/28	62	57,490
2.75%, 05/15/30	171	146,651
4.55%, 09/15/32(d)	75	72,142
5.25%, 09/30/40	87	83,882
5.30%, 06/01/42	75	72,409
3.75%, 04/01/45(a)	87	67,911
3.80%, 06/01/49	171	134,269
3.10%, 09/15/49	86	59,472
2.70%, 11/15/51	74	47,236
4.95%, 09/15/52(d)	200	188,812
Pacific Gas & Electric Co.
4.95%, 06/08/25(a)	100	97,072
3.15%, 01/01/26(a)	341	306,388
5.45%, 06/15/27	100	94,201
2.10%, 08/01/27(a)	102	82,454
3.30%, 12/01/27	345	290,643
3.00%, 06/15/28	109	89,810
3.75%, 07/01/28(a)	171	143,968
4.20%, 03/01/29	130	110,348
4.55%, 07/01/30(a)	341	292,216
2.50%, 02/01/31(a)	257	187,007
4.40%, 03/01/32(a)	137	112,647
5.90%, 06/15/32	100	91,192
4.50%, 07/01/40(a)	341	248,083
3.30%, 08/01/40(a)	154	98,584
4.20%, 06/01/41	78	53,496
4.75%, 02/15/44	87	62,316
4.30%, 03/15/45	74	49,111
4.95%, 07/01/50(a)	104	76,120
3.50%, 08/01/50	155	94,327
PacifiCorp.
5.25%, 06/15/35	87	82,060
6.35%, 07/15/38(a)	257	266,265
4.10%, 02/01/42	87	70,911
4.15%, 02/15/50(a)	87	69,955
2.90%, 06/15/52(a)	74	47,351
PECO Energy Co.
3.00%, 09/15/49	69	45,510
3.05%, 03/15/51	63	42,467
2.85%, 09/15/51	82	52,783
4.38%, 08/15/52	50	42,421
Potomac Electric Power Co.(a)
3.60%, 03/15/24	87	85,500
4.15%, 03/15/43	87	71,410
PPL Electric Utilities Corp.
4.75%, 07/15/43	87	76,991
3.00%, 10/01/49	60	40,065
Progress Energy, Inc., 7.75%, 03/01/31	50	55,301
Public Service Co. of Colorado
3.70%, 06/15/28	171	159,667

18

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Co. of Colorado (continued)
3.60%, 09/15/42	$87	$66,880
4.30%, 03/15/44	75	62,107
3.80%, 06/15/47	171	132,955
Series 35, 1.90%, 01/15/31	140	110,841
Series 38, 4.10%, 06/01/32(a)	80	73,854
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31(a)	87	67,720
Series K, 3.15%, 08/15/51	70	45,020
Public Service Electric & Gas Co.
3.20%, 05/15/29	87	78,071
2.45%, 01/15/30(a)	71	59,950
1.90%, 08/15/31(a)	141	110,231
3.95%, 05/01/42(a)	50	40,977
3.65%, 09/01/42(a)	50	38,617
3.80%, 03/01/46(a)	214	166,750
3.85%, 05/01/49	87	68,429
3.15%, 01/01/50	71	48,805
3.00%, 03/01/51	71	47,242
Public Service Enterprise Group, Inc.
0.84%, 11/08/23	291	277,510
2.88%, 06/15/24(a)	171	164,477
0.80%, 08/15/25	341	299,920
Puget Energy, Inc.
3.65%, 05/15/25(a)	87	82,299
2.38%, 06/15/28(a)	71	59,074
4.10%, 06/15/30	87	76,662
4.22%, 03/15/32(a)	61	52,653
Puget Sound Energy, Inc.
5.80%, 03/15/40	87	85,319
4.22%, 06/15/48	87	70,978
San Diego Gas & Electric Co.
4.15%, 05/15/48	171	136,829
Series VVV, 1.70%, 10/01/30	87	67,020
Sempra Energy
3.30%, 04/01/25	60	57,103
3.40%, 02/01/28	341	308,333
3.70%, 04/01/29(a)	86	76,808
3.80%, 02/01/38	171	133,323
4.00%, 02/01/48	171	127,480
(5 year CMT + 2.87%), 4.13%, 04/01/52(b)	87	68,295
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	214	197,579
Southern California Edison Co.
2.25%, 06/01/30	171	135,465
6.00%, 01/15/34	257	255,366
5.50%, 03/15/40	50	45,459
4.50%, 09/01/40	171	138,242
4.65%, 10/01/43(a)	62	50,942
4.00%, 04/01/47(a)	171	124,586
3.65%, 02/01/50(a)	71	48,588
3.45%, 02/01/52	70	47,074
Series 08-A, 5.95%, 02/01/38	87	83,422
Series B, 4.88%, 03/01/49	87	72,712
Series C, 4.20%, 06/01/25	59	57,569
Series C, 3.60%, 02/01/45	87	59,529
Series D, 4.70%, 06/01/27(a)	65	63,088
Series E, 3.70%, 08/01/25	341	327,885
Series G, 2.50%, 06/01/31(a)	166	131,053
Series H, 3.65%, 06/01/51	76	52,904
Southern Co.
3.25%, 07/01/26(a)	87	80,597

Security	Par (000)	Value

Electric Utilities (continued)
Southern Co. (continued)
4.40%, 07/01/46	$130	$101,505
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(b)	171	153,250
Southern Power Co.
5.25%, 07/15/43(a)	87	75,215
Series F, 4.95%, 12/15/46	171	143,304
Southwestern Electric Power Co.
3.25%, 11/01/51	71	45,116
Series M, 4.10%, 09/15/28(a)	171	157,870
Southwestern Public Service Co.
3.70%, 08/15/47	87	64,782
3.75%, 06/15/49	71	53,648
Series 8, 3.15%, 05/01/50(a)	71	48,438
Tampa Electric Co.
4.10%, 06/15/42	87	70,464
4.30%, 06/15/48	71	59,145
4.45%, 06/15/49	64	53,927
3.63%, 06/15/50	80	58,406
5.00%, 07/15/52(a)	35	32,141
Toledo Edison Co., 6.15%, 05/15/37	74	76,121
Tucson Electric Power Co.
3.25%, 05/15/32	87	72,883
4.85%, 12/01/48	87	74,832
Union Electric Co.
2.95%, 06/15/27	171	155,899
2.15%, 03/15/32	171	132,058
4.00%, 04/01/48(a)	171	134,921
3.25%, 10/01/49	87	60,382
Virginia Electric & Power Co.
2.30%, 11/15/31(a)	87	68,959
2.40%, 03/30/32(a)	70	55,821
4.00%, 01/15/43	87	68,284
4.45%, 02/15/44	112	94,285
4.60%, 12/01/48	81	69,985
3.30%, 12/01/49	71	49,790
2.95%, 11/15/51	87	56,315
Series A, 3.15%, 01/15/26(a)	97	91,210
Series A, 3.50%, 03/15/27(a)	130	121,809
Series A, 3.80%, 04/01/28(a)	87	81,630
Series A, 2.88%, 07/15/29(a)	60	52,007
Series A, 6.00%, 05/15/37(a)	87	87,745
Series B, 3.75%, 05/15/27(a)	78	73,631
Series B, 6.00%, 01/15/36	171	172,701
Series B, 3.80%, 09/15/47	87	66,300
Series C, 4.00%, 11/15/46	75	59,513
Series C, 4.63%, 05/15/52	61	52,740
Series D, 4.65%, 08/15/43	87	74,883
Wisconsin Electric Power Co.
1.70%, 06/15/28	86	71,908
4.75%, 09/30/32	80	77,097
Wisconsin Power & Light Co.
3.00%, 07/01/29	171	149,169
1.95%, 09/16/31(a)	66	51,611
3.95%, 09/01/32	100	90,359
Wisconsin Public Service Corp.
3.30%, 09/01/49	109	76,324
2.85%, 12/01/51	82	52,605
Xcel Energy, Inc.
3.30%, 06/01/25	74	70,898
3.35%, 12/01/26	87	80,691

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Xcel Energy, Inc. (continued)
1.75%, 03/15/27	$87	$75,169
4.00%, 06/15/28(a)	171	160,174
2.60%, 12/01/29	70	58,154
2.35%, 11/15/31	71	54,908
4.60%, 06/01/32(a)	83	76,925
3.50%, 12/01/49(a)	70	50,114

		41,997,987

Electrical Equipment — 0.0%
Eaton Corp.
4.15%, 03/15/33	100	90,350
4.70%, 08/23/52	60	52,700
Tyco Electronics Group SA(a)
3.45%, 08/01/24	75	73,439
2.50%, 02/04/32	60	48,756
Vontier Corp., 1.80%, 04/01/26	104	88,407

		353,652

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.(a)
2.80%, 02/15/30	171	143,771
2.20%, 09/15/31	82	63,532
Arrow Electronics, Inc.(a)
4.00%, 04/01/25	87	83,682
2.95%, 02/15/32	71	54,002
Avnet, Inc.
3.00%, 05/15/31	87	65,592
5.50%, 06/01/32	70	63,560
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24(a)	130	129,287
2.67%, 12/01/26(a)	140	121,432
4.25%, 04/01/28(a)	71	63,190
3.25%, 02/15/29	79	64,155
3.57%, 12/01/31(a)	140	109,000
Corning, Inc.
4.75%, 03/15/42	50	42,996
5.35%, 11/15/48(a)	50	44,966
3.90%, 11/15/49	87	61,612
4.38%, 11/15/57(a)	130	96,487
5.45%, 11/15/79(a)	87	71,139
Keysight Technologies, Inc., 3.00%, 10/30/29(a)	140	118,440
Rockwell Automation, Inc.
1.75%, 08/15/31(a)	86	66,020
2.80%, 08/15/61	60	34,512
TD SYNNEX Corp.
1.75%, 08/09/26(a)	171	145,335
2.65%, 08/09/31	87	64,850

		1,707,560

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	74	64,951
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
1.23%, 12/15/23(a)	155	148,598
2.06%, 12/15/26	119	104,593
3.34%, 12/15/27(a)	79	71,044
3.14%, 11/07/29	82	69,591
4.08%, 12/15/47(a)	257	190,404
Halliburton Co.
3.80%, 11/15/25	165	158,910
4.85%, 11/15/35(a)	171	149,181

Security	Par (000)	Value

Energy Equipment & Services (continued)
Halliburton Co. (continued)
4.50%, 11/15/41	$50	$39,491
4.75%, 08/01/43(a)	214	172,204
NOV, Inc.
3.60%, 12/01/29	171	144,557
3.95%, 12/01/42	53	35,280

		1,348,804

Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52	75	61,040
Republic Services, Inc.
2.50%, 08/15/24(a)	72	68,743
3.20%, 03/15/25	87	83,159
2.90%, 07/01/26(a)	85	78,085
3.95%, 05/15/28(a)	300	280,726
1.45%, 02/15/31	153	114,232
1.75%, 02/15/32(a)	171	127,431
2.38%, 03/15/33(a)	257	197,162
Waste Connections, Inc.
2.20%, 01/15/32	171	132,300
3.20%, 06/01/32(a)	73	61,117
Waste Management, Inc.
0.75%, 11/15/25(a)	171	150,928
3.15%, 11/15/27(a)	171	156,374
2.00%, 06/01/29	86	70,937
1.50%, 03/15/31(a)	171	129,644
2.95%, 06/01/41(a)	100	71,858
4.15%, 07/15/49(a)	87	73,819

		1,857,555

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	130	126,149
3.95%, 01/15/27(a)	87	82,265
3.38%, 08/15/31	141	118,345
2.00%, 05/18/32(a)	73	53,645
1.88%, 02/01/33	102	71,689
2.95%, 03/15/34(a)	52	40,205
4.85%, 04/15/49	87	72,852
3.00%, 05/18/51(a)	70	42,479
3.55%, 03/15/52(a)	100	67,677
American Homes 4 Rent LP
4.90%, 02/15/29	171	160,330
2.38%, 07/15/31(a)	35	26,389
3.38%, 07/15/51	25	15,394
American Tower Corp.
0.60%, 01/15/24(a)	105	99,040
3.38%, 05/15/24	341	332,006
2.95%, 01/15/25	87	82,311
2.40%, 03/15/25(a)	102	94,689
4.40%, 02/15/26(a)	30	29,166
1.60%, 04/15/26(a)	89	77,577
1.45%, 09/15/26	64	54,559
3.38%, 10/15/26(a)	87	79,495
2.75%, 01/15/27(a)	76	67,206
3.65%, 03/15/27(a)	69	63,113
3.95%, 03/15/29	87	77,598
3.80%, 08/15/29(a)	87	76,318
2.90%, 01/15/30(a)	93	76,447
2.10%, 06/15/30(a)	141	108,004
2.70%, 04/15/31	104	81,610
2.30%, 09/15/31(a)	124	92,806

20

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp. (continued)
4.05%, 03/15/32(a)	$79	$68,070
3.70%, 10/15/49(a)	75	51,261
3.10%, 06/15/50	82	51,060
2.95%, 01/15/51(a)	100	60,033
AvalonBay Communities, Inc.
3.45%, 06/01/25(a)	74	71,304
3.20%, 01/15/28(a)	191	173,551
1.90%, 12/01/28(a)	104	85,379
3.30%, 06/01/29(a)	64	56,968
2.05%, 01/15/32	130	100,983
3.90%, 10/15/46	87	67,316
Boston Properties LP
3.20%, 01/15/25(a)	171	163,346
3.65%, 02/01/26(a)	67	63,035
4.50%, 12/01/28(a)	171	157,355
2.90%, 03/15/30	83	66,752
3.25%, 01/30/31(a)	171	139,138
2.55%, 04/01/32(a)	130	95,852
Brandywine Operating Partnership LP, 4.55%, 10/01/29(a)	87	77,529
Brixmor Operating Partnership LP
3.65%, 06/15/24(a)	130	125,543
4.13%, 06/15/26	87	81,390
4.13%, 05/15/29	214	186,004
Broadstone Net Lease LLC, 2.60%, 09/15/31(a)	100	73,626
Camden Property Trust, 2.80%, 05/15/30(a)	257	215,728
Corporate Office Properties LP
2.00%, 01/15/29(a)	70	52,691
2.75%, 04/15/31	50	36,759
2.90%, 12/01/33	87	60,249
Crown Castle, Inc.
3.70%, 06/15/26(a)	71	66,685
1.05%, 07/15/26(a)	341	288,042
4.00%, 03/01/27(a)	171	159,169
2.90%, 03/15/27(a)	70	62,134
3.80%, 02/15/28	341	308,543
2.25%, 01/15/31(a)	171	130,575
2.90%, 04/01/41	141	91,544
4.00%, 11/15/49(a)	102	73,827
CubeSmart LP
3.00%, 02/15/30(a)	100	82,893
2.00%, 02/15/31	87	65,229
Digital Realty Trust LP(a)
3.70%, 08/15/27	171	158,425
5.55%, 01/15/28	100	99,165
3.60%, 07/01/29	130	113,973
Duke Realty LP
3.25%, 06/30/26	87	80,281
2.88%, 11/15/29	93	79,196
1.75%, 07/01/30	82	63,865
1.75%, 02/01/31	64	48,917
EPR Properties
4.50%, 04/01/25(a)	70	65,810
4.75%, 12/15/26	75	66,578
4.50%, 06/01/27(a)	75	64,745
4.95%, 04/15/28	75	64,554
3.75%, 08/15/29(a)	75	57,945
Equinix, Inc.
2.63%, 11/18/24(a)	144	136,277
1.25%, 07/15/25	82	73,335

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc. (continued)
1.00%, 09/15/25	$171	$150,826
1.45%, 05/15/26(a)	70	60,613
2.90%, 11/18/26(a)	71	63,693
1.55%, 03/15/28	144	115,852
2.00%, 05/15/28	67	54,818
3.20%, 11/18/29(a)	81	68,476
2.15%, 07/15/30(a)	87	66,700
2.50%, 05/15/31(a)	152	117,101
3.00%, 07/15/50	71	43,503
3.40%, 02/15/52	140	92,196
ERP Operating LP
3.25%, 08/01/27(a)	87	78,114
3.50%, 03/01/28(a)	171	155,658
3.00%, 07/01/29(a)	128	111,021
2.50%, 02/15/30	72	59,246
1.85%, 08/01/31(a)	76	58,068
4.50%, 06/01/45	87	72,387
Essex Portfolio LP
3.88%, 05/01/24(a)	74	72,427
4.00%, 03/01/29(a)	71	64,346
3.00%, 01/15/30	70	58,167
1.65%, 01/15/31	90	65,634
2.55%, 06/15/31(a)	60	47,017
2.65%, 09/01/50	71	39,347
Extra Space Storage LP
2.55%, 06/01/31	87	66,899
2.35%, 03/15/32(a)	70	51,589
Federal Realty Investment Trust
3.25%, 07/15/27(a)	87	78,799
3.50%, 06/01/30	140	119,184
GLP Capital LP/GLP Financing II, Inc.(a)
3.35%, 09/01/24	75	71,102
4.00%, 01/15/30	169	141,138
Healthcare Realty Holdings LP, 3.10%, 02/15/30	171	140,044
Healthpeak Properties, Inc.(a)
3.40%, 02/01/25	31	29,698
4.00%, 06/01/25	87	84,010
1.35%, 02/01/27	62	52,503
2.13%, 12/01/28	75	61,408
3.50%, 07/15/29	57	50,078
3.00%, 01/15/30	92	76,898
2.88%, 01/15/31	90	73,438
Highwoods Realty LP
4.13%, 03/15/28(a)	87	78,456
3.05%, 02/15/30	87	70,524
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25(a)	67	63,624
Series H, 3.38%, 12/15/29(a)	171	138,547
Series J, 2.90%, 12/15/31	71	52,108
Hudson Pacific Properties LP, 4.65%, 04/01/29(a)	171	151,919
Invitation Homes Operating Partnership LP
2.30%, 11/15/28(a)	79	63,317
2.00%, 08/15/31(a)	70	50,217
2.70%, 01/15/34	87	61,374
Kilroy Realty LP(a)
2.50%, 11/15/32	67	48,158
2.65%, 11/15/33	71	49,795
Kimco Realty Corp.
3.30%, 02/01/25	62	59,561
2.80%, 10/01/26	87	78,668

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp. (continued)
2.25%, 12/01/31	$87	$65,260
4.60%, 02/01/33	25	22,573
4.45%, 09/01/47	62	48,234
3.70%, 10/01/49	87	59,906
Life Storage LP
4.00%, 06/15/29(a)	21	18,536
2.20%, 10/15/30	69	52,452
2.40%, 10/15/31(a)	75	56,295
Mid-America Apartments LP
4.30%, 10/15/23(a)	70	69,489
1.10%, 09/15/26	67	57,294
3.60%, 06/01/27(a)	87	80,720
3.95%, 03/15/29	87	79,110
1.70%, 02/15/31(a)	69	52,117
2.88%, 09/15/51	66	41,226
National Retail Properties, Inc.
3.10%, 04/15/50	171	106,090
3.00%, 04/15/52	82	49,455
Office Properties Income Trust, 2.40%, 02/01/27	157	113,088
Omega Healthcare Investors, Inc.
4.50%, 04/01/27(a)	87	80,691
4.75%, 01/15/28(a)	87	79,758
3.63%, 10/01/29(a)	104	84,643
3.25%, 04/15/33	71	50,436
Physicians Realty LP, 2.63%, 11/01/31(a)	87	66,010
Piedmont Operating Partnership LP, 3.15%, 08/15/30	87	67,465
Prologis LP, 4.63%, 01/15/33	135	128,323
Public Storage
1.50%, 11/09/26(a)	138	122,096
1.85%, 05/01/28	207	174,440
1.95%, 11/09/28(a)	133	110,795
2.25%, 11/09/31(a)	87	68,506
Rayonier LP, 2.75%, 05/17/31(a)	124	96,696
Realty Income Corp.
0.75%, 03/15/26	100	86,048
4.13%, 10/15/26(a)	171	163,711
3.00%, 01/15/27	171	155,499
3.95%, 08/15/27	87	81,701
3.40%, 01/15/28	87	79,056
3.25%, 06/15/29	48	42,133
3.10%, 12/15/29(a)	87	74,696
3.25%, 01/15/31(a)	116	98,987
1.80%, 03/15/33(a)	72	50,495
Regency Centers LP
2.95%, 09/15/29	71	58,886
3.70%, 06/15/30(a)	87	74,827
4.40%, 02/01/47	87	67,568
Sabra Health Care LP
3.90%, 10/15/29	50	40,799
3.20%, 12/01/31(a)	87	63,911
Safehold Operating Partnership LP, 2.80%, 06/15/31	60	45,089
Simon Property Group LP
2.00%, 09/13/24(a)	178	168,106
3.38%, 10/01/24(a)	87	84,412
3.30%, 01/15/26(a)	257	242,065
1.38%, 01/15/27(a)	121	103,395
3.38%, 06/15/27	130	119,316
2.45%, 09/13/29(a)	87	70,763

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP (continued)
2.65%, 07/15/30(a)	$171	$137,906
2.25%, 01/15/32	121	91,430
4.75%, 03/15/42	74	62,331
4.25%, 10/01/44	87	66,683
4.25%, 11/30/46(a)	87	68,030
3.25%, 09/13/49(a)	114	73,854
SITE Centers Corp., 4.25%, 02/01/26(a)	87	82,074
Spirit Realty LP
3.20%, 01/15/27	171	149,998
4.00%, 07/15/29	75	64,573
3.40%, 01/15/30	87	70,686
STORE Capital Corp., 2.70%, 12/01/31	87	75,344
Sun Communities Operating LP
2.30%, 11/01/28(a)	79	63,405
2.70%, 07/15/31	128	96,741
4.20%, 04/15/32(a)	69	57,781
Tanger Properties LP, 3.88%, 07/15/27(a)	171	153,832
UDR, Inc.
4.40%, 01/26/29(a)	171	157,692
3.20%, 01/15/30	87	73,241
3.00%, 08/15/31(a)	87	69,269
1.90%, 03/15/33	87	60,297
Ventas Realty LP
3.50%, 04/15/24	171	166,316
2.65%, 01/15/25(a)	112	105,333
4.13%, 01/15/26(a)	214	204,777
3.25%, 10/15/26(a)	87	79,847
4.00%, 03/01/28(a)	257	235,228
3.00%, 01/15/30(a)	50	41,514
2.50%, 09/01/31(a)	121	93,597
VICI Properties LP
4.38%, 05/15/25	71	67,602
4.75%, 02/15/28(a)	117	107,583
4.95%, 02/15/30(a)	105	94,890
Vornado Realty LP, 3.50%, 01/15/25(a)	87	81,422
Welltower, Inc.
3.63%, 03/15/24(a)	87	84,997
4.00%, 06/01/25	214	205,118
4.25%, 04/01/26	62	59,414
2.05%, 01/15/29	108	86,748
4.13%, 03/15/29	171	155,119
3.10%, 01/15/30(a)	171	142,379
2.75%, 01/15/31	100	79,072
2.75%, 01/15/32	87	67,526
3.85%, 06/15/32(a)	79	67,510
Weyerhaeuser Co.
4.00%, 11/15/29(a)	171	153,833
7.38%, 03/15/32(a)	80	86,309
3.38%, 03/09/33(a)	90	72,894
4.00%, 03/09/52	55	40,278
WP Carey, Inc.
3.85%, 07/15/29(a)	82	72,335
2.45%, 02/01/32	118	88,057

		19,518,291

Food & Staples Retailing — 0.4%
Campbell Soup Co.
3.30%, 03/19/25(a)	87	83,187
4.80%, 03/15/48	130	109,321

22

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Conagra Brands, Inc.(a)
4.30%, 05/01/24	$171	$168,295
4.60%, 11/01/25	171	166,991
1.38%, 11/01/27	77	62,103
5.30%, 11/01/38	171	150,125
5.40%, 11/01/48	87	74,945
Costco Wholesale Corp.(a)
3.00%, 05/18/27	257	240,332
1.60%, 04/20/30	257	206,070
1.75%, 04/20/32	87	67,067
Dollar General Corp.
4.63%, 11/01/27	70	68,043
5.00%, 11/01/32	75	72,130
4.13%, 04/03/50(a)	100	77,858
Dollar Tree, Inc.(a)
4.20%, 05/15/28	171	159,315
2.65%, 12/01/31	87	68,200
3.38%, 12/01/51	71	45,966
General Mills, Inc.(a)
3.65%, 02/15/24	87	85,901
3.20%, 02/10/27	87	80,912
4.20%, 04/17/28	171	162,700
2.88%, 04/15/30	171	145,300
2.25%, 10/14/31	121	94,664
3.00%, 02/01/51	180	116,775
Ingredion, Inc., 3.90%, 06/01/50(a)	87	63,010
Kellogg Co.
3.25%, 04/01/26	65	61,078
4.30%, 05/15/28(a)	171	162,052
2.10%, 06/01/30(a)	141	111,837
4.50%, 04/01/46(a)	62	53,602
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	73	71,929
Kraft Heinz Foods Co.
3.00%, 06/01/26(a)	206	189,942
3.88%, 05/15/27	148	138,318
4.63%, 01/30/29(a)	87	83,202
3.75%, 04/01/30(a)	79	69,638
4.25%, 03/01/31	87	78,303
6.75%, 03/15/32	70	73,638
5.00%, 07/15/35	79	71,898
6.88%, 01/26/39	87	89,624
6.50%, 02/09/40(a)	79	79,386
5.00%, 06/04/42(a)	163	141,588
5.20%, 07/15/45(a)	197	171,169
4.88%, 10/01/49(a)	163	134,342
5.50%, 06/01/50(a)	87	78,263
Kroger Co.
3.50%, 02/01/26(a)	87	82,535
2.65%, 10/15/26(a)	171	155,738
3.70%, 08/01/27(a)	87	81,937
4.50%, 01/15/29(a)	171	162,684
1.70%, 01/15/31(a)	182	136,613
5.15%, 08/01/43(a)	66	59,200
3.88%, 10/15/46	87	66,158
4.65%, 01/15/48	87	73,836
5.40%, 01/15/49(a)	87	80,914
3.95%, 01/15/50(a)	75	57,225
McCormick & Co., Inc.(a)
0.90%, 02/15/26	67	58,099

Security	Par (000)	Value

Food & Staples Retailing (continued)
McCormick & Co., Inc.(a) (continued)
1.85%, 02/15/31	$71	$52,904
Sysco Corp.
3.75%, 10/01/25(a)	74	71,220
3.30%, 07/15/26(a)	110	102,859
3.25%, 07/15/27(a)	171	155,330
5.95%, 04/01/30(a)	171	173,086
2.45%, 12/14/31(a)	87	68,115
4.85%, 10/01/45	53	45,044
4.50%, 04/01/46	87	71,696
4.45%, 03/15/48(a)	87	70,650
6.60%, 04/01/50(a)	114	119,662
Target Corp.
3.50%, 07/01/24(a)	171	167,896
2.25%, 04/15/25(a)	243	229,182
2.50%, 04/15/26(a)	87	80,731
1.95%, 01/15/27(a)	74	66,424
3.38%, 04/15/29(a)	171	156,334
2.35%, 02/15/30	169	141,042
2.65%, 09/15/30(a)	199	168,600
4.50%, 09/15/32	100	95,358
7.00%, 01/15/38	174	200,491
3.90%, 11/15/47(a)	87	70,035
Walgreens Boots Alliance, Inc.
0.95%, 11/17/23	171	163,698
3.45%, 06/01/26(a)	81	76,216
3.20%, 04/15/30(a)	41	34,395
4.10%, 04/15/50	171	122,450
Walmart, Inc.
3.30%, 04/22/24(a)	300	294,640
3.90%, 09/09/25(a)	100	98,250
1.05%, 09/17/26(a)	84	73,294
3.95%, 09/09/27	100	97,083
2.38%, 09/24/29(a)	33	28,314
1.80%, 09/22/31	166	131,882
4.15%, 09/09/32(a)	100	95,789
5.63%, 04/01/40(a)	341	363,165
4.05%, 06/29/48(a)	82	70,932

		9,400,725

Food Products — 0.2%
Archer-Daniels-Midland Co.(a)
2.50%, 08/11/26	300	276,327
2.90%, 03/01/32	67	56,601
4.54%, 03/26/42	37	33,216
4.02%, 04/16/43	66	54,887
3.75%, 09/15/47	171	138,549
Bunge Ltd. Finance Corp.(a)
3.75%, 09/25/27	171	156,631
2.75%, 05/14/31	121	95,182
Flowers Foods, Inc., 2.40%, 03/15/31(a)	60	46,995
Hershey Co.
2.05%, 11/15/24(a)	87	82,718
2.45%, 11/15/29	87	73,960
3.13%, 11/15/49	87	62,089
Hormel Foods Corp.(a)
1.70%, 06/03/28	223	189,863
3.05%, 06/03/51	87	59,979
J M Smucker Co.
3.50%, 03/15/25(a)	214	206,080

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
J M Smucker Co. (continued)
4.25%, 03/15/35(a)	$87	$73,788
4.38%, 03/15/45(a)	87	68,710
3.55%, 03/15/50	70	47,076
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(d)
5.13%, 02/01/28(a)	100	93,727
5.75%, 04/01/33	100	90,314
6.50%, 12/01/52(a)	250	222,111
Mondelez International, Inc.
1.50%, 05/04/25	62	56,668
2.63%, 03/17/27(a)	341	305,575
2.75%, 04/13/30	160	133,267
1.50%, 02/04/31	100	73,400
1.88%, 10/15/32	87	63,241
2.63%, 09/04/50	70	41,468
Tyson Foods, Inc.
3.95%, 08/15/24(a)	341	333,841
3.55%, 06/02/27(a)	171	158,422
4.88%, 08/15/34	70	64,807
5.15%, 08/15/44	87	77,556
4.55%, 06/02/47(a)	87	72,019

		3,509,067

Gas Utilities — 0.0%
Atmos Energy Corp., 5.75%, 10/15/52(e)	50	49,903

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.88%, 09/15/25(a)	45	44,032
3.75%, 11/30/26(a)	243	235,674
1.15%, 01/30/28(a)	92	76,699
1.40%, 06/30/30(a)	79	61,716
4.75%, 11/30/36(a)	384	374,542
5.30%, 05/27/40	87	86,946
4.75%, 04/15/43	87	80,918
Baxter International, Inc.(a)
2.60%, 08/15/26	127	114,884
3.95%, 04/01/30	87	77,968
3.50%, 08/15/46	87	61,075
Becton Dickinson & Co.
3.36%, 06/06/24(a)	80	77,742
3.73%, 12/15/24	60	57,943
3.70%, 06/06/27(a)	279	259,636
2.82%, 05/20/30(a)	82	68,629
1.96%, 02/11/31(a)	185	142,824
4.30%, 08/22/32	80	72,988
4.69%, 12/15/44(a)	107	91,383
4.67%, 06/06/47	87	74,693
3.79%, 05/20/50(a)	37	27,674
Boston Scientific Corp.
2.65%, 06/01/30(a)	171	141,885
4.55%, 03/01/39	130	112,547
4.70%, 03/01/49(a)	93	81,411
Danaher Corp.
3.35%, 09/15/25(a)	75	71,911
4.38%, 09/15/45	75	62,525
2.60%, 10/01/50(a)	87	53,502
2.80%, 12/10/51	140	90,068
DH Europe Finance II SARL(a)
2.20%, 11/15/24	171	161,690

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
DH Europe Finance II SARL(a) (continued)
2.60%, 11/15/29	$79	$67,522
3.25%, 11/15/39	71	53,828
3.40%, 11/15/49	117	83,909
Koninklijke Philips NV, 5.00%, 03/15/42(a)	87	74,545
Medtronic, Inc., 4.38%, 03/15/35	62	56,509
MidMichigan Health, Series 2020, 3.41%, 06/01/50	47	32,692
PerkinElmer, Inc.(a)
1.90%, 09/15/28	90	72,303
2.25%, 09/15/31	219	164,678
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31(a)	216	169,745
Stryker Corp.
3.38%, 05/15/24	341	333,275
3.38%, 11/01/25(a)	100	95,146
3.50%, 03/15/26	87	82,828
4.63%, 03/15/46(a)	214	186,662
2.90%, 06/15/50(a)	87	56,398
Thermo Fisher Scientific, Inc.(a)
1.75%, 10/15/28	67	56,038
2.60%, 10/01/29	168	144,684
2.00%, 10/15/31	87	68,580
2.80%, 10/15/41	243	169,970
4.10%, 08/15/47	87	73,467
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31(a)	189	147,193
4.45%, 08/15/45	87	67,799

		5,121,276

Health Care Providers & Services — 0.7%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	73	47,032
Adventist Health System, 3.63%, 03/01/49(a)	70	51,595
Advocate Health & Hospitals Corp.
4.27%, 08/15/48(a)	80	68,432
3.39%, 10/15/49	79	58,237
Aetna, Inc.
3.50%, 11/15/24(a)	81	78,706
6.75%, 12/15/37	75	76,466
4.50%, 05/15/42	87	71,609
4.75%, 03/15/44(a)	76	62,936
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	82	50,966
Allina Health System, Series 2021, 2.90%, 11/15/51	70	45,816
AmerisourceBergen Corp.
3.45%, 12/15/27(a)	130	119,963
2.80%, 05/15/30	71	58,648
2.70%, 03/15/31	87	69,930
4.25%, 03/01/45(a)	87	69,170
Ascension Health
3.95%, 11/15/46	157	130,878
Series B, 2.53%, 11/15/29(a)	53	44,813
Series B, 3.11%, 11/15/39	52	39,330
Banner Health
2.91%, 01/01/42(a)	76	54,105
2.91%, 01/01/51	78	50,824
Series 2020, 3.18%, 01/01/50(a)	63	44,078
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	47,444
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50(a)	72	57,304
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	48,336

24

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Baylor Scott & White Holdings (continued)
Series 2021, 2.84%, 11/15/50	$203	$131,234
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	54,718
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49(a)	85	63,610
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30(a)	70	61,475
Series 20-2, 3.21%, 06/01/50	60	41,288
Cardinal Health, Inc.
3.50%, 11/15/24(a)	87	84,084
3.75%, 09/15/25(a)	87	84,015
4.60%, 03/15/43	50	39,626
4.37%, 06/15/47(a)	87	66,496
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	70	55,880
Children’s Health System of Texas, 2.51%, 08/15/50	71	42,450
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	70	58,419
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	31,726
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	51,397
CommonSpirit Health
1.55%, 10/01/25	64	56,742
3.35%, 10/01/29(a)	194	164,232
2.78%, 10/01/30	78	62,251
4.19%, 10/01/49	71	53,105
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	75	48,516
Cottage Health Obligated Group, 2020, 3.30%, 11/01/49	46	32,168
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	59,753
Dignity Health, 5.27%, 11/01/64	74	62,939
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	49,696
Elevance Health, Inc.
3.50%, 08/15/24(a)	87	85,091
2.38%, 01/15/25	57	53,793
1.50%, 03/15/26(a)	170	150,825
3.65%, 12/01/27	171	159,251
2.25%, 05/15/30(a)	136	109,708
2.55%, 03/15/31(a)	121	97,557
4.10%, 05/15/32	61	55,097
4.63%, 05/15/42(a)	50	43,153
5.10%, 01/15/44	155	140,620
4.65%, 08/15/44(a)	62	53,293
4.38%, 12/01/47(a)	171	141,392
4.55%, 03/01/48(a)	130	109,650
3.13%, 05/15/50(a)	146	96,571
3.60%, 03/15/51(a)	170	121,176
4.55%, 05/15/52(a)	61	51,459
Hackensack Meridian Health, Inc.
2020, 2.68%, 09/01/41	69	46,604
2020, 2.88%, 09/01/50	136	88,716
Hartford HealthCare Corp., 3.45%, 07/01/54	62	45,207
HCA, Inc.
5.25%, 04/15/25(a)	171	167,497
5.25%, 06/15/26	171	165,243
3.13%, 03/15/27(a)(d)	78	69,053
4.13%, 06/15/29(a)	130	114,009

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued)
2.38%, 07/15/31(a)	$171	$126,493
3.63%, 03/15/32(a)(d)	100	80,904
5.13%, 06/15/39	171	143,499
5.50%, 06/15/47(a)	171	144,460
5.25%, 06/15/49	214	174,013
3.50%, 07/15/51	155	95,971
4.63%, 03/15/52(a)(d)	100	75,110
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	70	54,844
Humana, Inc.
3.85%, 10/01/24	87	84,808
1.35%, 02/03/27	132	111,169
3.70%, 03/23/29	62	55,599
3.13%, 08/15/29	87	75,283
2.15%, 02/03/32(a)	81	61,551
4.63%, 12/01/42	171	145,999
4.95%, 10/01/44(a)	87	77,056
4.80%, 03/15/47	70	60,868
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	87	56,202
Inova Health System Foundation, 4.07%, 05/15/52	74	61,045
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	50,094
Johns Hopkins Health System Corp., 3.84%, 05/15/46	62	49,021
Kaiser Foundation Hospitals
3.15%, 05/01/27(a)	87	80,616
4.15%, 05/01/47	191	159,893
2021, 3.00%, 06/01/51	116	76,765
Series 2019, 3.27%, 11/01/49	82	57,946
Series 2021, 2.81%, 06/01/41	101	70,485
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	65,730
Series 2020, 3.19%, 07/01/49	87	60,639
Series 2020, 3.34%, 07/01/60	71	47,287
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	75	64,126
Series 2021, 3.20%, 11/15/61	66	42,858
McKesson Corp.(a)
3.80%, 03/15/24	257	252,959
1.30%, 08/15/26	155	133,870
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	74	53,886
Memorial Health Services, 3.45%, 11/01/49	62	45,208
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	66,938
4.13%, 07/01/52	70	58,982
Mercy Health, Series 2018, 4.30%, 07/01/28(a)	64	59,657
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	48,281
Montefiore Obligated Group, 4.29%, 09/01/50(a)	64	40,151
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	57	42,491
Mount Sinai Hospitals Group, Inc.
Series 2019, 3.74%, 07/01/49(a)	75	55,911
Series 2020, 3.39%, 07/01/50	66	45,843
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52(a)	73	64,228
New York & Presbyterian Hospital
2.26%, 08/01/40	87	56,933
4.02%, 08/01/45(a)	53	43,756
2.61%, 08/01/60(a)	87	49,316

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
New York & Presbyterian Hospital (continued)
Series 2019, 3.95%, 08/01/2119(a)	$72	$48,535
Northwell Healthcare, Inc.
3.98%, 11/01/46	70	54,554
4.26%, 11/01/47(a)	70	56,027
3.81%, 11/01/49(a)	57	43,176
Novant Health, Inc.
2.64%, 11/01/36	72	52,339
3.17%, 11/01/51(a)	76	52,529
3.32%, 11/01/61(a)	76	50,454
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	70	53,525
OhioHealth Corp., 2.83%, 11/15/41	59	41,920
Orlando Health Obligated Group(a)
4.09%, 10/01/48	29	23,976
3.33%, 10/01/50	67	47,151
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	68,966
Series 2020, 1.38%, 11/15/25	24	21,396
Series 2020, 3.22%, 11/15/50	73	48,851
Piedmont Healthcare, Inc.
2.86%, 01/01/52	66	41,904
Series 2042, 2.72%, 01/01/42	58	39,001
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	60	56,573
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29(a)	82	67,614
Series 21-A, 2.70%, 10/01/51	156	93,694
Series A, 3.93%, 10/01/48	77	60,466
Queen’s Health Systems, 4.81%, 07/01/52	67	62,632
Rady Children’s Hospital-San Diego, Series 21-A, 3.15%, 08/15/51	63	44,085
RWJ Barnabas Health, Inc., 3.95%, 07/01/46(a)	80	65,468
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	62	38,912
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	71	46,783
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	56,222
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	49,338
Summa Health, 3.51%, 11/15/51	70	47,686
Sutter Health
Series 2018, 4.09%, 08/15/48	80	64,448
Series 20A, 2.29%, 08/15/30	66	53,185
Series 20A, 3.36%, 08/15/50	59	40,927
Series 20-A, 1.32%, 08/15/25(a)	71	64,133
Series 20-A, 3.16%, 08/15/40	62	45,115
Texas Health Resources, 2.33%, 11/15/50	58	33,150
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48(a)	73	55,057
Series 2021, 2.63%, 12/01/40	83	56,440
UnitedHealth Group, Inc.
2.38%, 08/15/24(a)	413	396,702
3.75%, 07/15/25(a)	171	166,230
1.25%, 01/15/26(a)	74	65,996
3.10%, 03/15/26(a)	87	82,292
1.15%, 05/15/26(a)	171	151,332
3.45%, 01/15/27(a)	87	82,171
3.38%, 04/15/27(a)	171	161,045
3.85%, 06/15/28	171	160,723
2.88%, 08/15/29	124	108,083
2.00%, 05/15/30	79	63,550

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
2.30%, 05/15/31	$197	$158,484
4.63%, 07/15/35	97	89,243
5.80%, 03/15/36	120	122,339
6.88%, 02/15/38	74	81,930
3.50%, 08/15/39	111	87,209
2.75%, 05/15/40	75	52,514
5.95%, 02/15/41	74	75,711
3.05%, 05/15/41(a)	216	156,865
4.63%, 11/15/41	104	92,750
3.95%, 10/15/42	53	42,955
4.25%, 03/15/43	87	73,187
4.75%, 07/15/45	107	94,760
4.20%, 01/15/47	130	107,460
4.25%, 04/15/47	171	141,186
3.75%, 10/15/47(a)	87	66,807
4.45%, 12/15/48	171	145,777
3.70%, 08/15/49	257	194,465
2.90%, 05/15/50(a)	221	145,152
3.25%, 05/15/51(a)	87	60,370
3.88%, 08/15/59(a)	171	127,283
Universal Health Services, Inc.(a)(d)
1.65%, 09/01/26	155	129,891
2.65%, 10/15/30	50	36,992
WakeMed, Series A, 3.29%, 10/01/52	66	45,949
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	60	39,084
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	71,395
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	64	37,837

		14,458,098

Health Care Technology — 0.1%
Baxter International, Inc.
2.27%, 12/01/28(a)	309	255,162
3.13%, 12/01/51	79	50,477
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	55,227
Laboratory Corp. of America Holdings
4.00%, 11/01/23(a)	74	73,453
3.25%, 09/01/24	171	165,539
2.30%, 12/01/24	171	160,969
3.60%, 02/01/25	75	72,370
1.55%, 06/01/26(a)	90	78,851
3.60%, 09/01/27(a)	87	80,992
2.70%, 06/01/31(a)	189	152,541
4.70%, 02/01/45(a)	79	65,300
Quest Diagnostics, Inc.
4.25%, 04/01/24(a)	87	86,159
3.50%, 03/30/25	65	62,490
4.20%, 06/30/29	87	80,251
2.95%, 06/30/30(a)	75	62,688
2.80%, 06/30/31(a)	71	57,237
4.70%, 03/30/45(a)	87	71,625

		1,631,331

Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc., 3.70%, 12/01/29(a)	70	59,008
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	71	68,627

26

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.(a)
4.38%, 09/15/28	$76	$68,386
6.00%, 04/23/30	87	84,333
Marriott International, Inc.
5.00%, 10/15/27	55	53,115
Series EE, 5.75%, 05/01/25(a)	106	107,046
Series FF, 4.63%, 06/15/30(a)	171	154,529
Series GG, 3.50%, 10/15/32	171	137,522
Series R, 3.13%, 06/15/26	171	157,731
Series X, 4.00%, 04/15/28(a)	171	154,840
McDonald’s Corp.
3.25%, 06/10/24(a)	71	69,327
3.38%, 05/26/25(a)	87	83,564
3.30%, 07/01/25(a)	60	57,697
3.70%, 01/30/26	171	164,852
3.50%, 03/01/27(a)	171	161,941
3.50%, 07/01/27(a)	240	224,133
3.80%, 04/01/28(a)	171	160,623
4.70%, 12/09/35(a)	79	72,131
6.30%, 03/01/38(a)	171	179,255
3.70%, 02/15/42	74	56,123
4.60%, 05/26/45	171	145,366
4.88%, 12/09/45	171	151,354
4.45%, 03/01/47(a)	87	72,882
3.63%, 09/01/49(a)	151	109,939
4.20%, 04/01/50(a)	88	70,575
Starbucks Corp.
3.85%, 10/01/23	87	86,470
3.80%, 08/15/25(a)	171	166,029
4.00%, 11/15/28(a)	87	81,383
3.55%, 08/15/29(a)	214	194,398
2.55%, 11/15/30(a)	140	114,175
3.00%, 02/14/32(a)	132	109,257
3.75%, 12/01/47(a)	171	125,891
3.35%, 03/12/50	171	116,585
3.50%, 11/15/50	140	97,969

		3,917,056

Household Durables — 0.1%
DR Horton, Inc.
2.50%, 10/15/24(a)	75	71,318
1.30%, 10/15/26	174	145,659
1.40%, 10/15/27(a)	171	138,032
Leggett & Platt, Inc.(a)
3.80%, 11/15/24	70	68,048
4.40%, 03/15/29	171	159,071
3.50%, 11/15/51	105	71,005
Lennar Corp.
4.75%, 05/30/25	41	40,371
4.75%, 11/29/27	141	130,185
MDC Holdings, Inc.(a)
2.50%, 01/15/31	70	46,779
6.00%, 01/15/43	71	53,275
PulteGroup, Inc., 7.88%, 06/15/32(a)	171	176,702
Toll Brothers Finance Corp.(a)
4.88%, 11/15/25	74	71,274
4.88%, 03/15/27	75	68,840
4.35%, 02/15/28	75	65,374

Security	Par (000)	Value

Household Durables (continued)
Whirlpool Corp.
2.40%, 05/15/31	$86	$65,996
4.70%, 05/14/32(a)	70	63,594
4.50%, 06/01/46	87	65,265

		1,500,788

Household Products(a) — 0.0%
Church & Dwight Co., Inc., 2.30%, 12/15/31	171	134,220
Colgate-Palmolive Co.
3.10%, 08/15/25	140	135,226
3.10%, 08/15/27	115	108,043
3.25%, 08/15/32	265	236,149

		613,638

Industrial Conglomerates — 0.0%
Pentair Finance SARL, 5.90%, 07/15/32(a)	100	94,505

Insurance — 0.7%
Aflac, Inc.(a)
1.13%, 03/15/26	171	150,716
2.88%, 10/15/26	130	121,036
4.75%, 01/15/49	87	76,473
Alleghany Corp.
3.63%, 05/15/30	121	107,821
3.25%, 08/15/51	171	115,186
Allstate Corp.
3.28%, 12/15/26(a)	130	122,049
4.50%, 06/15/43	53	45,491
3.85%, 08/10/49	71	54,864
American Financial Group, Inc., 4.50%, 06/15/47	130	102,062
American International Group, Inc.
4.13%, 02/15/24(a)	66	65,492
2.50%, 06/30/25(a)	171	159,544
3.75%, 07/10/25	67	66,932
3.90%, 04/01/26(a)	127	121,229
4.80%, 07/10/45	130	110,597
4.75%, 04/01/48	171	146,623
4.38%, 06/30/50(a)	87	69,619
Aon Corp.
4.50%, 12/15/28	171	161,261
3.75%, 05/02/29(a)	171	153,808
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	55	49,336
2.05%, 08/23/31	87	65,184
2.60%, 12/02/31(a)	59	46,131
5.00%, 09/12/32	270	258,777
3.90%, 02/28/52(a)	81	60,037
Aon Global Ltd.
3.50%, 06/14/24	171	166,808
3.88%, 12/15/25	104	99,925
4.60%, 06/14/44	87	72,896
4.75%, 05/15/45(a)	87	74,811
Arch Capital Finance LLC, 4.01%, 12/15/26(a)	171	163,366
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	57,781
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	87	66,562
3.50%, 05/20/51	87	59,099
Assured Guaranty U.S. Holdings, Inc., 5.00%, 07/01/24(a)	82	82,054
Athene Holding Ltd.(a) 6.15%, 04/03/30	100	96,011

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Athene Holding Ltd.(a) (continued)
3.95%, 05/25/51	$66	$43,959
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	133	121,045
1.85%, 03/12/30	87	69,654
1.45%, 10/15/30(a)	155	118,806
4.40%, 05/15/42(a)	74	65,049
4.30%, 05/15/43(a)	87	74,165
4.25%, 01/15/49(a)	171	142,110
2.85%, 10/15/50	171	109,869
2.50%, 01/15/51	132	78,320
3.85%, 03/15/52(a)	400	305,609
Berkshire Hathaway, Inc., 3.13%, 03/15/26(a)	240	227,734
Brighthouse Financial, Inc.(a)
5.63%, 05/15/30	71	66,551
4.70%, 06/22/47	103	72,910
Brown & Brown, Inc.(a)
2.38%, 03/15/31	171	127,715
4.95%, 03/17/52	65	52,689
Chubb Corp.
6.00%, 05/11/37	50	52,128
Series 1, 6.50%, 05/15/38	74	80,682
Chubb INA Holdings, Inc.
3.35%, 05/15/24	87	84,854
3.15%, 03/15/25(a)	171	164,052
3.35%, 05/03/26(a)	138	130,422
1.38%, 09/15/30(a)	346	260,947
4.15%, 03/13/43(a)	53	44,786
2.85%, 12/15/51	87	56,808
3.05%, 12/15/61(a)	59	37,202
CNA Financial Corp.
4.50%, 03/01/26(a)	62	60,588
3.90%, 05/01/29	87	77,927
Corebridge Financial, Inc.(d)
3.50%, 04/04/25(a)	75	71,245
3.65%, 04/05/27	75	68,494
3.85%, 04/05/29(a)	75	66,100
3.90%, 04/05/32	75	63,305
4.35%, 04/05/42	75	57,702
4.40%, 04/05/52	75	57,004
Enstar Group Ltd., 3.10%, 09/01/31	124	88,059
Equitable Holdings, Inc., 4.35%, 04/20/28(a)	171	160,185
Everest Reinsurance Holdings, Inc.(a)
3.50%, 10/15/50	87	57,513
3.13%, 10/15/52	155	95,796
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30(a)	171	153,743
Fidelity National Financial, Inc.
3.40%, 06/15/30	87	70,923
3.20%, 09/17/51	58	33,310
First American Financial Corp.
4.60%, 11/15/24	70	68,876
2.40%, 08/15/31(a)	78	55,720
Globe Life, Inc., 2.15%, 08/15/30	40	31,112
Hanover Insurance Group, Inc.
4.50%, 04/15/26(a)	104	100,207
2.50%, 09/01/30	87	66,600
Hartford Financial Services Group, Inc.
2.80%, 08/19/29(a)	87	73,394
6.10%, 10/01/41(a)	74	73,203
2.90%, 09/15/51	71	43,368
Kemper Corp., 3.80%, 02/23/32	74	61,483

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp.
3.35%, 03/09/25(a)	$65	$62,711
3.80%, 03/01/28(a)	257	237,376
6.30%, 10/09/37	87	86,044
4.35%, 03/01/48(a)	70	54,279
4.38%, 06/15/50(a)	87	67,077
Loews Corp.(a)
3.75%, 04/01/26	87	83,944
3.20%, 05/15/30	114	97,238
Manulife Financial Corp.
4.15%, 03/04/26(a)	87	84,349
2.48%, 05/19/27(a)	171	152,431
3.70%, 03/16/32	67	58,153
5.38%, 03/04/46(a)	71	67,360
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(a)(b)	87	77,259
Markel Corp.
3.35%, 09/17/29	82	71,001
4.30%, 11/01/47	130	100,105
4.15%, 09/17/50	87	65,201
3.45%, 05/07/52(a)	75	49,805
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24(a)	87	85,788
3.50%, 06/03/24(a)	171	167,017
3.50%, 03/10/25	87	83,949
3.75%, 03/14/26	171	165,297
4.38%, 03/15/29(a)	171	162,418
2.25%, 11/15/30(a)	59	46,814
2.38%, 12/15/31(a)	65	51,076
4.35%, 01/30/47	87	71,026
4.20%, 03/01/48(a)	87	69,147
4.90%, 03/15/49(a)	171	151,725
2.90%, 12/15/51	52	32,225
MetLife, Inc.
3.00%, 03/01/25(a)	283	273,334
4.55%, 03/23/30	171	163,586
6.38%, 06/15/34	307	324,483
5.88%, 02/06/41	100	99,724
4.13%, 08/13/42(a)	75	60,658
4.05%, 03/01/45	87	67,912
5.00%, 07/15/52(a)	60	54,694
Old Republic International Corp.
4.88%, 10/01/24(a)	87	86,842
3.85%, 06/11/51	70	48,054
Primerica, Inc., 2.80%, 11/19/31(a)	74	58,104
Principal Financial Group, Inc.
3.40%, 05/15/25	87	83,450
3.10%, 11/15/26	171	156,639
3.70%, 05/15/29(a)	100	89,542
4.63%, 09/15/42	50	42,443
4.30%, 11/15/46(a)	87	70,353
Progressive Corp.
2.45%, 01/15/27(a)	87	79,983
2.50%, 03/15/27(a)	66	59,615
4.00%, 03/01/29(a)	75	70,843
3.00%, 03/15/32(a)	145	120,783
4.35%, 04/25/44	74	62,634
3.70%, 01/26/45	70	53,147
4.13%, 04/15/47(a)	87	72,084
4.20%, 03/15/48(a)	87	72,605
3.70%, 03/15/52	60	45,070

28

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial, Inc.
1.50%, 03/10/26(a)	$171	$152,920
3.88%, 03/27/28(a)	120	113,412
3.00%, 03/10/40(a)	171	123,122
4.60%, 05/15/44(a)	87	74,272
3.91%, 12/07/47(a)	87	66,119
3.94%, 12/07/49	156	118,887
4.35%, 02/25/50(a)	171	140,941
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(a)(b)	171	159,671
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(a)(b)	62	59,581
(5 year CMT + 3.04%), 3.70%, 10/01/50(a)(b)	71	56,076
(5 year CMT + 3.16%), 5.13%, 03/01/52(a)(b)	107	92,763
Prudential PLC(a)
3.13%, 04/14/30	171	142,937
3.63%, 03/24/32	87	73,209
Reinsurance Group of America, Inc., 3.90%, 05/15/29(a)	82	73,050
Travelers Cos., Inc.
6.75%, 06/20/36	87	96,273
6.25%, 06/15/37	87	93,618
4.60%, 08/01/43	148	128,987
4.30%, 08/25/45	87	72,819
4.00%, 05/30/47	87	70,301
4.10%, 03/04/49	87	71,118
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	74	80,769
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	87	83,515
Unum Group
4.00%, 06/15/29	71	62,985
5.75%, 08/15/42	87	75,360
4.50%, 12/15/49	37	25,978
4.13%, 06/15/51(a)	75	49,976
Voya Financial, Inc.
3.65%, 06/15/26	62	58,207
5.70%, 07/15/43	87	78,123
W R Berkley Corp.
4.00%, 05/12/50	87	65,673
3.55%, 03/30/52	87	59,954
Willis North America, Inc.(a)
4.65%, 06/15/27	71	67,422
4.50%, 09/15/28	257	238,365
3.88%, 09/15/49	100	69,179
XLIT Ltd., 5.50%, 03/31/45	87	80,420

		15,606,903

Interactive Media & Services — 0.1%
Alphabet, Inc.(a)
3.38%, 02/25/24	87	85,889
0.45%, 08/15/25	62	55,590
2.00%, 08/15/26	427	389,688
0.80%, 08/15/27	93	78,443
1.10%, 08/15/30	112	86,592
1.90%, 08/15/40	159	102,061
2.05%, 08/15/50	140	82,266
2.25%, 08/15/60	257	144,484
eBay, Inc.
1.90%, 03/11/25	171	158,689
1.40%, 05/10/26	70	61,241
3.60%, 06/05/27(a)	171	158,297
2.70%, 03/11/30(a)	171	139,349
2.60%, 05/10/31(a)	201	156,700

Security	Par (000)	Value

Interactive Media & Services (continued)
eBay, Inc. (continued)
3.65%, 05/10/51	$87	$57,962
JD.com, Inc., 3.38%, 01/14/30(a)	200	172,422
Meta Platforms, Inc.(d)
3.50%, 08/15/27	500	467,557
3.85%, 08/15/32	415	364,838
4.45%, 08/15/52	140	114,251
4.65%, 08/15/62	100	80,558

		2,956,877

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.(a)
3.60%, 11/28/24	518	501,978
4.50%, 11/28/34	250	211,555
4.20%, 12/06/47	249	178,704
3.15%, 02/09/51	284	166,861
Amazon.com, Inc.
0.45%, 05/12/24	295	276,541
2.80%, 08/22/24(a)	257	249,576
1.00%, 05/12/26	291	255,332
3.30%, 04/13/27(a)	250	236,029
1.20%, 06/03/27	341	291,212
1.65%, 05/12/28(a)	291	247,177
3.45%, 04/13/29(a)	238	220,073
1.50%, 06/03/30	211	166,456
2.10%, 05/12/31	341	276,528
3.60%, 04/13/32(a)	354	321,885
4.80%, 12/05/34(a)	104	102,487
3.88%, 08/22/37	171	148,641
2.88%, 05/12/41(a)	240	175,207
4.95%, 12/05/44(a)	87	83,068
2.50%, 06/03/50(a)	171	106,761
3.95%, 04/13/52(a)	354	290,357
4.25%, 08/22/57(a)	341	283,695
2.70%, 06/03/60	171	100,880
3.25%, 05/12/61	121	81,415
4.10%, 04/13/62(a)	121	96,474

		5,068,892

Internet Software & Services(a) — 0.1%
Booking Holdings, Inc.
3.60%, 06/01/26	257	243,686
4.63%, 04/13/30	171	160,712
Expedia Group, Inc.
5.00%, 02/15/26	87	85,546
3.80%, 02/15/28	130	115,451
3.25%, 02/15/30	142	115,163
2.95%, 03/15/31	54	41,892
VeriSign, Inc.
5.25%, 04/01/25	171	170,472
4.75%, 07/15/27	171	164,501

		1,097,423

IT Services — 0.3%
Broadridge Financial Solutions, Inc.(a)
3.40%, 06/27/26	69	64,189
2.90%, 12/01/29	87	72,480
2.60%, 05/01/31	79	62,569
CGI, Inc.
1.45%, 09/14/26(a)	87	75,218
2.30%, 09/14/31	87	64,208

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
DXC Technology Co.(a)
1.80%, 09/15/26	$104	$89,141
2.38%, 09/15/28	71	57,997
Fidelity National Information Services, Inc.(a)
0.60%, 03/01/24	89	83,461
4.50%, 07/15/25	100	97,856
1.15%, 03/01/26	103	89,129
4.70%, 07/15/27	325	312,815
1.65%, 03/01/28	118	96,920
2.25%, 03/01/31	96	73,897
5.10%, 07/15/32	100	93,968
3.10%, 03/01/41	89	59,111
5.63%, 07/15/52	220	195,019
Fiserv, Inc.
2.75%, 07/01/24	362	347,206
2.25%, 06/01/27(a)	307	265,053
4.20%, 10/01/28(a)	171	158,163
3.50%, 07/01/29(a)	281	244,481
2.65%, 06/01/30(a)	164	132,963
4.40%, 07/01/49(a)	153	118,666
Genpact Luxembourg SARL, 3.38%, 12/01/24(a)	171	163,721
Global Payments, Inc.
5.30%, 08/15/29	35	32,916
5.95%, 08/15/52(a)	25	22,026
International Business Machines Corp.
3.63%, 02/12/24(a)	268	264,394
3.00%, 05/15/24(a)	341	331,684
3.45%, 02/19/26(a)	250	238,163
3.30%, 05/15/26(a)	257	242,164
1.70%, 05/15/27(a)	289	249,476
4.15%, 07/27/27(a)	100	96,019
3.50%, 05/15/29(a)	381	344,348
1.95%, 05/15/30	121	96,146
2.72%, 02/09/32	180	146,185
4.40%, 07/27/32(a)	100	92,321
5.88%, 11/29/32	87	89,244
2.85%, 05/15/40(a)	345	239,700
4.00%, 06/20/42(a)	148	116,103
4.25%, 05/15/49	330	261,421
2.95%, 05/15/50	116	73,110
Kyndryl Holdings, Inc., 4.10%, 10/15/41	171	95,679
Leidos, Inc., 2.30%, 02/15/31	130	96,320
Verisk Analytics, Inc.
4.00%, 06/15/25(a)	87	84,219
4.13%, 03/15/29(a)	87	79,362
3.63%, 05/15/50	58	39,547

		6,348,778

Leisure Products — 0.0%
Hasbro, Inc.
3.00%, 11/19/24	87	83,425
3.55%, 11/19/26(a)	75	69,520
3.90%, 11/19/29	75	65,596
6.35%, 03/15/40	87	83,076
5.10%, 05/15/44	60	48,676

		350,293

Security	Par (000)	Value

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29	$111	$93,247
2.30%, 03/12/31(a)	118	92,050

		185,297

Machinery — 0.3%
Brunswick Corp.
2.40%, 08/18/31(a)	66	45,863
5.10%, 04/01/52	71	49,246
Caterpillar Financial Services Corp.
3.65%, 12/07/23(a)	171	169,092
0.95%, 01/10/24(a)	71	67,998
2.85%, 05/17/24(a)	341	331,897
3.30%, 06/09/24	87	85,115
2.15%, 11/08/24(a)	376	357,591
3.65%, 08/12/25	100	97,191
0.80%, 11/13/25(a)	171	151,515
1.15%, 09/14/26(a)	155	135,071
1.70%, 01/08/27(a)	87	76,796
3.60%, 08/12/27	100	94,415
Caterpillar, Inc.
3.40%, 05/15/24(a)	87	85,329
2.60%, 09/19/29(a)	70	60,428
2.60%, 04/09/30(a)	87	74,008
1.90%, 03/12/31(a)	157	125,839
5.20%, 05/27/41	206	203,870
3.25%, 09/19/49	171	125,589
3.25%, 04/09/50(a)	171	125,653
CNH Industrial Capital LLC
3.95%, 05/23/25	69	66,543
1.88%, 01/15/26(a)	171	152,262
1.45%, 07/15/26	78	67,440
Crane Holdings Co., 4.45%, 12/15/23(a)	66	65,263
Deere & Co.
2.75%, 04/15/25	171	163,297
3.10%, 04/15/30(a)	87	77,416
3.90%, 06/09/42(a)	96	82,455
2.88%, 09/07/49(a)	68	47,205
Dover Corp.
3.15%, 11/15/25	87	82,469
2.95%, 11/04/29	60	51,309
Flowserve Corp., 2.80%, 01/15/32(a)	70	50,109
Fortive Corp., 3.15%, 06/15/26	87	80,250
IDEX Corp., 2.63%, 06/15/31	67	53,369
John Deere Capital Corp.
3.45%, 01/10/24	171	168,653
0.45%, 01/17/24(a)	87	82,489
0.45%, 06/07/24	72	67,155
0.63%, 09/10/24(a)	57	52,943
2.05%, 01/09/25	171	161,127
1.25%, 01/10/25(a)	87	80,736
3.40%, 06/06/25(a)	35	33,826
4.05%, 09/08/25	85	83,623
0.70%, 01/15/26(a)	155	135,972
2.25%, 09/14/26(a)	87	79,839
1.30%, 10/13/26	90	78,500
1.70%, 01/11/27(a)	257	226,324
4.15%, 09/15/27	100	97,043
3.05%, 01/06/28	75	68,812
1.50%, 03/06/28(a)	87	73,295
3.35%, 04/18/29(a)	61	55,062

30

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp. (continued)
2.80%, 07/18/29	$110	$96,223
2.45%, 01/09/30	75	63,306
1.45%, 01/15/31(a)	155	118,509
4.35%, 09/15/32	100	95,035
Kennametal, Inc., 2.80%, 03/01/31	55	42,113
nVent Finance SARL, 2.75%, 11/15/31(a)	65	48,352
Otis Worldwide Corp.
2.06%, 04/05/25	90	83,251
2.57%, 02/15/30	171	139,865
3.11%, 02/15/40(a)	171	120,697
3.36%, 02/15/50(a)	69	46,530
Snap-on, Inc., 3.10%, 05/01/50(a)	171	122,091
Stanley Black & Decker, Inc.(a)
4.25%, 11/15/28	171	161,109
2.30%, 03/15/30	171	138,057
3.00%, 05/15/32	76	62,123
4.85%, 11/15/48	87	76,635
2.75%, 11/15/50	75	45,107
(5 year CMT + 2.66%), 4.00%, 03/15/60(b)	104	89,668
Valmont Industries, Inc., 5.00%, 10/01/44(a)	171	144,061
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24	87	85,362
3.20%, 06/15/25(a)	87	81,097
4.95%, 09/15/28(a)	87	80,421
Xylem, Inc., 4.38%, 11/01/46	87	71,864

		7,058,768

Media — 0.9%
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/49(a)	67	53,311
3.65%, 08/15/52	67	47,288
Series US-5, 2.15%, 02/15/32(a)	87	66,058
Series US-6, 3.20%, 02/15/52(a)	86	55,814
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24	341	337,044
4.91%, 07/23/25(a)	330	321,802
3.75%, 02/15/28(a)	87	76,881
2.25%, 01/15/29	86	67,336
5.05%, 03/30/29(a)	171	157,392
2.80%, 04/01/31	141	106,589
4.40%, 04/01/33(a)	100	82,807
6.38%, 10/23/35(a)	87	79,784
5.38%, 04/01/38(a)	171	138,562
3.50%, 06/01/41(a)	171	109,276
3.50%, 03/01/42(a)	87	55,043
6.48%, 10/23/45(a)	257	226,311
5.38%, 05/01/47(a)	257	198,798
5.13%, 07/01/49(a)	171	125,349
4.80%, 03/01/50(a)	324	233,730
3.70%, 04/01/51	104	63,029
3.90%, 06/01/52(a)	275	170,256
5.25%, 04/01/53(a)	238	182,250
6.83%, 10/23/55	87	79,212
3.85%, 04/01/61(a)	253	147,702
4.40%, 12/01/61	121	77,086
3.95%, 06/30/62	100	59,299
Comcast Corp.
3.70%, 04/15/24	171	168,177
3.95%, 10/15/25	214	207,892

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
3.15%, 03/01/26(a)	$300	$282,609
2.35%, 01/15/27	148	132,722
3.30%, 02/01/27	171	158,970
3.30%, 04/01/27	341	316,301
3.15%, 02/15/28(a)	214	194,024
3.55%, 05/01/28	171	156,757
4.15%, 10/15/28	379	357,952
2.65%, 02/01/30	163	136,642
3.40%, 04/01/30	182	160,072
4.25%, 10/15/30(a)	171	158,326
1.95%, 01/15/31(a)	146	113,484
1.50%, 02/15/31(a)	281	210,938
4.25%, 01/15/33(a)	112	101,438
4.20%, 08/15/34	382	334,610
4.40%, 08/15/35	87	76,902
3.20%, 07/15/36(a)	87	67,270
3.90%, 03/01/38	87	70,922
4.60%, 10/15/38(a)	130	114,387
3.25%, 11/01/39	171	125,594
3.75%, 04/01/40(a)	171	134,425
4.65%, 07/15/42	100	85,888
4.75%, 03/01/44	67	57,782
3.40%, 07/15/46(a)	87	61,388
4.00%, 08/15/47(a)	87	67,306
3.97%, 11/01/47	257	196,504
4.00%, 03/01/48(a)	87	66,957
4.70%, 10/15/48(a)	214	182,747
4.00%, 11/01/49(a)	216	165,513
2.80%, 01/15/51	149	91,268
2.89%, 11/01/51	505	316,247
2.45%, 08/15/52(a)	291	164,975
2.94%, 11/01/56	507	302,615
4.95%, 10/15/58(a)	171	146,867
2.99%, 11/01/63(a)	301	174,338
Discovery Communications LLC
3.90%, 11/15/24(a)	87	84,580
3.45%, 03/15/25(a)	171	162,141
4.90%, 03/11/26(a)	58	56,116
3.95%, 03/20/28(a)	108	94,672
5.00%, 09/20/37	87	68,827
5.20%, 09/20/47(a)	146	107,754
5.30%, 05/15/49	87	64,922
4.65%, 05/15/50(a)	171	117,005
4.00%, 09/15/55(a)	263	155,064
FactSet Research Systems, Inc.(a)
2.90%, 03/01/27	75	67,869
3.45%, 03/01/32	70	57,043
Fox Corp.
4.03%, 01/25/24	171	168,885
4.71%, 01/25/29(a)	171	160,643
5.58%, 01/25/49(a)	171	146,234
Grupo Televisa SAB
6.63%, 01/15/40	87	85,222
5.00%, 05/13/45(a)	200	167,548
NBCUniversal Media LLC
5.95%, 04/01/41	109	109,917
4.45%, 01/15/43(a)	72	59,771
Paramount Global
4.00%, 01/15/26(a)	257	242,682
3.38%, 02/15/28(a)	87	77,000

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Paramount Global (continued)
3.70%, 06/01/28(a)	$87	$77,559
4.95%, 01/15/31(a)	171	150,845
4.20%, 05/19/32(a)	171	138,648
6.88%, 04/30/36	87	81,437
4.85%, 07/01/42	82	59,930
4.38%, 03/15/43	184	122,608
5.85%, 09/01/43	189	150,673
4.95%, 05/19/50(a)	171	121,521
TCI Communications, Inc., 7.88%, 02/15/26(a)	87	93,929
TELUS Corp.
3.40%, 05/13/32	90	74,834
4.60%, 11/16/48(a)	70	58,565
4.30%, 06/15/49	87	69,527
Thomson Reuters Corp.
4.30%, 11/23/23(a)	87	86,338
3.35%, 05/15/26(a)	74	69,331
5.65%, 11/23/43	171	158,485
Time Warner Cable LLC
6.55%, 05/01/37	112	101,057
6.75%, 06/15/39	199	177,885
5.88%, 11/15/40(a)	87	71,620
5.50%, 09/01/41(a)	300	235,475
4.50%, 09/15/42(a)	87	60,065
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	87	92,808
TWDC Enterprises 18 Corp.
3.15%, 09/17/25(a)	58	55,340
3.00%, 02/13/26	70	65,623
1.85%, 07/30/26(a)	171	152,427
2.95%, 06/15/27(a)	130	118,892
4.13%, 06/01/44(a)	87	71,161
3.00%, 07/30/46	75	51,032
Series E, 4.13%, 12/01/41	87	72,060
Walt Disney Co.
1.75%, 08/30/24	427	403,838
3.70%, 09/15/24	87	85,287
3.35%, 03/24/25(a)	223	215,324
3.70%, 10/15/25(a)	144	139,953
1.75%, 01/13/26(a)	104	94,153
3.38%, 11/15/26	257	241,677
2.20%, 01/13/28(a)	171	148,889
2.00%, 09/01/29(a)	87	71,101
3.80%, 03/22/30(a)	171	155,478
2.65%, 01/13/31(a)	144	119,151
6.20%, 12/15/34(a)	62	65,119
6.40%, 12/15/35(a)	131	139,199
6.65%, 11/15/37	214	233,424
4.63%, 03/23/40(a)	171	153,826
3.50%, 05/13/40(a)	275	212,367
4.75%, 09/15/44(a)	87	77,676
4.95%, 10/15/45	15	13,562
2.75%, 09/01/49	171	108,492
4.70%, 03/23/50(a)	223	198,255
3.60%, 01/13/51	190	140,830
3.80%, 05/13/60(a)	71	52,366
Warnermedia Holdings, Inc.(d)
3.43%, 03/15/24(a)	231	223,192
3.64%, 03/15/25(a)	507	480,140
4.05%, 03/15/29	168	145,100

Security	Par (000)	Value

Media (continued)
Warnermedia Holdings, Inc.(d) (continued)
4.28%, 03/15/32(a)	$453	$372,675
5.05%, 03/15/42	400	299,298
5.14%, 03/15/52(a)	786	571,279
WPP Finance 2010, 3.75%, 09/19/24	87	84,368

		19,518,407

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(a)	200	155,475
ArcelorMittal SA
4.55%, 03/11/26	87	83,271
4.25%, 07/16/29(a)	75	67,148
7.00%, 10/15/39(a)	79	74,265
Barrick Gold Corp., 5.25%, 04/01/42(a)	163	148,501
Barrick North America Finance LLC(a)
5.70%, 05/30/41	87	82,576
5.75%, 05/01/43	87	81,860
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39(a)	87	84,621
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42	87	73,931
Freeport-McMoRan, Inc.
4.55%, 11/14/24(a)	87	85,667
5.00%, 09/01/27(a)	71	68,722
4.13%, 03/01/28(a)	87	77,902
4.38%, 08/01/28(a)	71	63,933
5.25%, 09/01/29(a)	71	65,983
4.25%, 03/01/30(a)	71	60,713
4.63%, 08/01/30(a)	103	90,252
5.40%, 11/14/34	87	77,326
5.45%, 03/15/43(a)	156	130,151
Newmont Corp.
2.80%, 10/01/29(a)	185	153,145
2.25%, 10/01/30(a)	87	67,299
5.88%, 04/01/35	87	83,767
4.88%, 03/15/42(a)	223	192,265
Nucor Corp.
3.95%, 05/23/25(a)	75	72,685
4.30%, 05/23/27	79	75,627
3.95%, 05/01/28(a)	171	157,267
2.70%, 06/01/30(a)	171	140,475
2.98%, 12/15/55	87	51,426
Precision Castparts Corp., 4.38%, 06/15/45	87	73,060
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	171	185,703
5.20%, 11/02/40(a)	62	60,070
2.75%, 11/02/51	216	139,971
Rio Tinto Finance USA PLC(a)
4.75%, 03/22/42	62	56,321
4.13%, 08/21/42	87	73,115
Southern Copper Corp.
3.88%, 04/23/25(a)	130	123,744
6.75%, 04/16/40	80	82,200
5.88%, 04/23/45(a)	277	259,861
Steel Dynamics, Inc.
2.80%, 12/15/24	30	28,659
2.40%, 06/15/25	45	41,604
1.65%, 10/15/27	87	71,144
3.45%, 04/15/30	90	75,945
3.25%, 01/15/31	72	58,714

32

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Steel Dynamics, Inc. (continued)
3.25%, 10/15/50(a)	$44	$26,849
Teck Resources Ltd.
6.13%, 10/01/35(a)	70	65,661
6.25%, 07/15/41	70	63,962
Timken Co.
4.50%, 12/15/28(a)	87	79,447
4.13%, 04/01/32	75	64,987
Vale Overseas Ltd.(a)
6.25%, 08/10/26	171	172,208
3.75%, 07/08/30	171	137,762
6.88%, 11/10/39	100	93,862
Vale SA, 5.63%, 09/11/42(a)	171	145,810

		4,746,912

Multiline Retail — 0.0%
Kohl’s Corp., 5.55%, 07/17/45	74	44,303
O’Reilly Automotive, Inc.
4.35%, 06/01/28(a)	171	162,777
3.90%, 06/01/29	171	155,811
1.75%, 03/15/31	78	58,354
4.70%, 06/15/32(a)	100	93,576
TJX Cos., Inc.(a)
2.25%, 09/15/26	257	234,035
4.50%, 04/15/50	87	76,664
Tractor Supply Co., 1.75%, 11/01/30(a)	69	51,678

		877,198

Multi-Utilities — 0.2%
Ameren Illinois Co., 3.85%, 09/01/32	340	306,355
Atmos Energy Corp.
2.63%, 09/15/29	74	63,074
1.50%, 01/15/31(a)	171	128,567
4.15%, 01/15/43	74	61,161
4.30%, 10/01/48	87	73,170
4.13%, 03/15/49	107	86,198
3.38%, 09/15/49(a)	110	77,813
CenterPoint Energy Resources Corp.
1.75%, 10/01/30(a)	91	70,012
5.85%, 01/15/41	87	85,265
Consumers Energy Co., 4.20%, 09/01/52	25	20,729
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32	50	45,213
Series B, 4.85%, 08/15/52	50	42,550
DTE Energy Co., 4.22%, 11/01/24(c)	690	676,497
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24(a)	59	57,199
Series A, 2.50%, 11/15/24	87	82,530
National Fuel Gas Co., 2.95%, 03/01/31(a)	87	67,904
NiSource, Inc.
0.95%, 08/15/25(a)	149	132,251
3.49%, 05/15/27(a)	171	157,100
1.70%, 02/15/31	79	58,458
5.95%, 06/15/41(a)	56	53,768
5.25%, 02/15/43	75	67,072
4.80%, 02/15/44(a)	87	73,049
5.65%, 02/01/45(a)	87	80,532
4.38%, 05/15/47(a)	87	69,006
3.95%, 03/30/48(a)	87	64,186
5.00%, 06/15/52(a)	50	43,639

Security	Par (000)	Value

Multi-Utilities (continued)
ONE Gas, Inc., 4.66%, 02/01/44(a)	$87	$73,181
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	87	68,589
3.35%, 06/01/50	71	47,075
Southern California Gas Co.
2.95%, 04/15/27(a)	110	100,420
Series TT, 2.60%, 06/15/26	214	196,330
Series UU, 4.13%, 06/01/48	87	67,800
Series XX, 2.55%, 02/01/30(a)	171	143,796
Southern Co. Gas Capital Corp.
2.45%, 10/01/23(a)	171	167,000
3.95%, 10/01/46	130	95,367
Series 20-A, 1.75%, 01/15/31	87	64,489
Southwest Gas Corp.
2.20%, 06/15/30	171	129,436
4.05%, 03/15/32(a)	75	63,006
Washington Gas Light Co., 3.65%, 09/15/49	87	63,838
WEC Energy Group, Inc., 5.15%, 10/01/27	100	99,097

		4,122,722

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc.
3.90%, 10/01/25(a)	57	55,806
3.30%, 04/01/27(a)	171	160,334
1.75%, 06/01/30	72	56,824
5.85%, 06/15/41	75	78,109
4.35%, 04/01/47(a)	130	112,398
2.75%, 06/01/50(a)	87	56,623
KLA Corp.
4.65%, 11/01/24(a)	23	22,922
4.10%, 03/15/29(a)	87	82,666
3.30%, 03/01/50(a)	184	129,244
5.25%, 07/15/62	75	68,929
Lam Research Corp.(a)
3.80%, 03/15/25	80	78,161
1.90%, 06/15/30	141	111,727
4.88%, 03/15/49	171	157,689
2.88%, 06/15/50	76	49,553

		1,220,985

Oil, Gas & Consumable Fuels — 1.8%
Boardwalk Pipelines LP, 4.80%, 05/03/29	87	79,893
BP Capital Markets America, Inc.
3.80%, 09/21/25	171	166,573
3.41%, 02/11/26(a)	341	324,100
3.12%, 05/04/26(a)	62	57,962
3.02%, 01/16/27(a)	77	70,324
3.54%, 04/06/27(a)	171	159,843
3.94%, 09/21/28(a)	87	80,599
4.23%, 11/06/28	171	160,550
3.63%, 04/06/30(a)	171	153,628
1.75%, 08/10/30(a)	90	69,952
2.72%, 01/12/32(a)	87	70,679
3.06%, 06/17/41(a)	70	49,911
3.00%, 02/24/50(a)	171	110,918
2.77%, 11/10/50	141	87,562
3.00%, 03/17/52(a)	87	55,693
3.38%, 02/08/61(a)	223	145,300
BP Capital Markets PLC
3.28%, 09/19/27(a)	87	79,727

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC (continued)
3.72%, 11/28/28	$171	$156,540
Canadian Natural Resources Ltd.
3.80%, 04/15/24(a)	214	209,172
3.90%, 02/01/25	87	83,871
3.85%, 06/01/27(a)	87	80,352
2.95%, 07/15/30(a)	87	71,582
6.25%, 03/15/38(a)	75	72,335
4.95%, 06/01/47(a)	100	85,061
Cenovus Energy, Inc.
5.38%, 07/15/25	297	298,233
2.65%, 01/15/32(a)	74	57,031
5.25%, 06/15/37	139	121,784
6.80%, 09/15/37	87	86,759
5.40%, 06/15/47(a)	87	74,477
3.75%, 02/15/52(a)	66	44,724
CenterPoint Energy Resources Corp., 4.40%, 07/01/32(a)	100	92,971
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	345	350,883
5.13%, 06/30/27(a)	257	248,831
3.70%, 11/15/29	87	75,448
2.74%, 12/31/39(a)	87	62,747
Chevron Corp.
1.55%, 05/11/25(a)	546	504,464
3.33%, 11/17/25(a)	87	83,354
2.95%, 05/16/26(a)	214	201,400
2.00%, 05/11/27	90	79,759
2.24%, 05/11/30	163	136,169
3.08%, 05/11/50(a)	69	48,819
Chevron USA, Inc.
0.69%, 08/12/25(a)	132	118,077
1.02%, 08/12/27	114	95,306
3.85%, 01/15/28	257	244,104
2.34%, 08/12/50(a)	87	53,107
CNOOC Finance 2014 ULC, Series 2014, 4.25%, 04/30/24(a)	605	598,496
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	500	482,594
CNOOC Petroleum North America ULC
7.88%, 03/15/32	324	378,027
6.40%, 05/15/37	71	72,078
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	87	85,169
ConocoPhillips Co.
2.40%, 03/07/25(a)	80	75,667
3.76%, 03/15/42(a)(d)	370	298,144
4.30%, 11/15/44	171	142,508
3.80%, 03/15/52	62	47,376
4.03%, 03/15/62(d)	100	75,572
Continental Resources, Inc.
3.80%, 06/01/24(a)	121	117,451
4.38%, 01/15/28(a)	121	108,595
4.90%, 06/01/44	87	62,072
Coterra Energy, Inc., 4.38%, 03/15/29(d)	171	158,079
Devon Energy Corp.
5.85%, 12/15/25(a)	87	87,756
5.88%, 06/15/28(a)	112	111,805
5.60%, 07/15/41(a)	87	77,905
4.75%, 05/15/42(a)	231	188,109
5.00%, 06/15/45	87	72,395

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
3.50%, 12/01/29(a)	$171	$147,597
3.13%, 03/24/31	65	52,724
4.40%, 03/24/51(a)	87	65,537
4.25%, 03/15/52	104	75,923
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	171	146,558
Enbridge Energy Partners LP
5.88%, 10/15/25(a)	257	259,860
7.38%, 10/15/45	140	152,140
Enbridge, Inc.
2.15%, 02/16/24	55	52,852
3.50%, 06/10/24(a)	65	63,340
2.50%, 01/15/25	87	81,683
2.50%, 02/14/25	66	61,990
1.60%, 10/04/26	79	68,157
4.25%, 12/01/26(a)	171	162,638
3.70%, 07/15/27(a)	171	158,444
3.13%, 11/15/29(a)	130	111,168
2.50%, 08/01/33(a)	171	128,058
4.00%, 11/15/49(a)	96	71,257
Energy Transfer LP
5.88%, 01/15/24(a)	171	171,349
4.90%, 02/01/24(a)	87	86,519
4.25%, 04/01/24	71	69,491
4.05%, 03/15/25(a)	171	163,973
2.90%, 05/15/25(a)	63	58,722
4.75%, 01/15/26(a)	171	164,756
4.20%, 04/15/27(a)	171	158,136
4.00%, 10/01/27(a)	150	136,036
4.95%, 05/15/28	171	159,543
5.25%, 04/15/29(a)	257	241,697
3.75%, 05/15/30(a)	71	60,120
4.90%, 03/15/35(a)	87	73,108
6.50%, 02/01/42	87	80,964
4.95%, 01/15/43(a)	87	66,943
5.15%, 02/01/43	87	68,689
5.95%, 10/01/43	53	45,918
5.30%, 04/01/44	74	59,274
5.00%, 05/15/44(a)	87	67,091
5.35%, 05/15/45(a)	87	69,975
6.13%, 12/15/45	114	99,974
5.30%, 04/15/47(a)	130	103,708
5.40%, 10/01/47	171	138,455
6.25%, 04/15/49	171	151,699
5.00%, 05/15/50(a)	184	143,814
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23	171	169,501
Enterprise Products Operating LLC
3.90%, 02/15/24	66	64,813
3.75%, 02/15/25(a)	306	296,288
3.70%, 02/15/26(a)	334	318,641
3.95%, 02/15/27(a)	191	181,700
4.15%, 10/16/28(a)	171	158,981
3.13%, 07/31/29(a)	199	171,412
2.80%, 01/31/30(a)	149	124,429
5.95%, 02/01/41(a)	53	50,716
4.45%, 02/15/43(a)	142	114,061
4.85%, 03/15/44(a)	121	101,515
4.90%, 05/15/46(a)	189	160,600

34

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.80%, 02/01/49	$171	$140,704
4.20%, 01/31/50(a)	192	146,613
3.70%, 01/31/51(a)	75	52,736
3.20%, 02/15/52	121	77,227
3.30%, 02/15/53	204	132,716
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)	171	128,424
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(a)(b)	130	108,654
EOG Resources, Inc.(a)
3.15%, 04/01/25	80	76,819
4.95%, 04/15/50	87	80,936
EQT Corp.
6.13%, 02/01/25	112	112,143
3.90%, 10/01/27(a)	140	127,400
5.00%, 01/15/29	70	65,313
7.00%, 02/01/30(a)	79	81,520
Equinor ASA
2.65%, 01/15/24(a)	257	250,185
3.70%, 03/01/24(a)	87	85,730
3.25%, 11/10/24(a)	87	84,490
2.88%, 04/06/25(a)	341	325,259
3.13%, 04/06/30(a)	171	149,990
2.38%, 05/22/30(a)	171	142,013
5.10%, 08/17/40	189	179,911
4.25%, 11/23/41	75	64,454
3.25%, 11/18/49(a)	130	93,179
3.70%, 04/06/50(a)	171	132,634
Exxon Mobil Corp.
3.18%, 03/15/24	87	85,359
2.02%, 08/16/24(a)	87	82,956
2.71%, 03/06/25(a)	214	204,447
2.99%, 03/19/25(a)	341	327,065
3.04%, 03/01/26(a)	108	102,047
2.28%, 08/16/26(a)	87	79,255
3.29%, 03/19/27(a)	140	131,616
2.44%, 08/16/29(a)	87	74,731
3.48%, 03/19/30(a)	189	171,628
2.61%, 10/15/30(a)	140	118,604
3.00%, 08/16/39	87	64,572
4.23%, 03/19/40(a)	206	178,856
4.11%, 03/01/46	171	141,185
3.10%, 08/16/49(a)	257	178,594
4.33%, 03/19/50(a)	283	241,007
Hess Corp.
7.13%, 03/15/33	171	178,794
5.60%, 02/15/41(a)	96	83,959
5.80%, 04/01/47(a)	171	152,711
HF Sinclair Corp., 5.88%, 04/01/26(a)(d)	87	85,278
Kinder Morgan Energy Partners LP
4.15%, 02/01/24(a)	171	168,670
4.30%, 05/01/24(a)	87	85,802
4.25%, 09/01/24	55	54,080
5.80%, 03/15/35	171	159,350
6.50%, 02/01/37	74	71,351
6.95%, 01/15/38	214	212,780
6.38%, 03/01/41	87	80,768
5.00%, 08/15/42	75	60,926
5.00%, 03/01/43	87	69,582
5.50%, 03/01/44	130	108,063
5.40%, 09/01/44	87	73,706

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
4.30%, 06/01/25(a)	$71	$69,231
4.30%, 03/01/28(a)	257	240,513
2.00%, 02/15/31	155	115,361
7.75%, 01/15/32(a)	171	185,009
4.80%, 02/01/33	100	89,732
5.30%, 12/01/34(a)	87	78,587
5.55%, 06/01/45(a)	214	186,437
5.20%, 03/01/48(a)	64	53,485
3.60%, 02/15/51(a)	71	46,031
5.45%, 08/01/52(a)	100	86,633
Magellan Midstream Partners LP
3.25%, 06/01/30(a)	75	63,859
4.25%, 09/15/46	87	65,097
4.20%, 10/03/47	140	103,374
3.95%, 03/01/50(a)	79	56,091
Marathon Oil Corp.
6.60%, 10/01/37(a)	87	84,495
5.20%, 06/01/45	87	72,816
Marathon Petroleum Corp.
3.63%, 09/15/24(a)	60	58,115
4.70%, 05/01/25(a)	171	167,890
3.80%, 04/01/28	171	153,003
4.75%, 09/15/44	87	69,789
4.50%, 04/01/48(a)	100	75,822
MPLX LP
4.88%, 12/01/24	87	85,940
4.88%, 06/01/25(a)	87	85,256
1.75%, 03/01/26	125	109,373
4.13%, 03/01/27(a)	171	159,493
4.00%, 03/15/28(a)	171	155,772
2.65%, 08/15/30(a)	153	119,864
4.95%, 09/01/32	690	626,851
4.50%, 04/15/38(a)	300	241,481
5.20%, 12/01/47	87	70,442
4.70%, 04/15/48	100	76,190
5.50%, 02/15/49(a)	121	102,696
4.95%, 03/14/52(a)	149	116,603
ONEOK Partners LP
4.90%, 03/15/25(a)	87	85,572
6.13%, 02/01/41	75	66,003
ONEOK, Inc.
2.75%, 09/01/24(a)	75	71,268
5.85%, 01/15/26(a)	171	171,462
4.55%, 07/15/28(a)	87	79,650
4.35%, 03/15/29(a)	171	152,972
3.10%, 03/15/30(a)	171	138,954
4.95%, 07/13/47	171	131,592
5.20%, 07/15/48	87	69,260
4.50%, 03/15/50(a)	87	62,916
Ovintiv Exploration, Inc., 5.38%, 01/01/26(a)	99	97,916
Ovintiv, Inc.
8.13%, 09/15/30(a)	70	75,560
7.20%, 11/01/31	80	81,570
7.38%, 11/01/31(a)	87	90,631
6.50%, 08/15/34(a)	87	84,753
6.63%, 08/15/37(a)	75	73,403
Phillips 66
2.15%, 12/15/30(a)	171	131,749
4.65%, 11/15/34	233	208,320
5.88%, 05/01/42(a)	74	71,703

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66 (continued)
4.88%, 11/15/44	$214	$184,073
3.30%, 03/15/52	68	44,514
Phillips 66 Co.(d)
3.55%, 10/01/26(a)	87	81,107
3.15%, 12/15/29(a)	65	54,905
4.90%, 10/01/46	87	74,527
Pioneer Natural Resources Co., 1.90%, 08/15/30(a)	206	157,497
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24(a)	130	124,997
4.50%, 12/15/26(a)	87	82,443
3.55%, 12/15/29(a)	171	142,441
5.15%, 06/01/42	50	38,046
4.70%, 06/15/44(a)	130	93,143
Sabine Pass Liquefaction LLC(a)
5.75%, 05/15/24	345	346,263
5.63%, 03/01/25	171	170,831
5.88%, 06/30/26	171	171,133
5.00%, 03/15/27	171	164,054
4.20%, 03/15/28	171	155,945
4.50%, 05/15/30	141	128,447
Shell International Finance BV
2.00%, 11/07/24(a)	171	162,442
3.25%, 05/11/25(a)	214	205,529
2.88%, 05/10/26(a)	257	239,393
2.50%, 09/12/26(a)	171	156,026
3.88%, 11/13/28(a)	171	159,872
2.38%, 11/07/29(a)	171	143,313
4.13%, 05/11/35	130	113,925
6.38%, 12/15/38	75	79,400
5.50%, 03/25/40	75	74,191
2.88%, 11/26/41(a)	87	60,927
4.55%, 08/12/43	121	104,819
4.00%, 05/10/46	514	408,867
3.75%, 09/12/46	155	117,935
3.13%, 11/07/49	162	110,874
Spectra Energy Partners LP
4.75%, 03/15/24(a)	87	86,514
3.50%, 03/15/25	87	83,226
4.50%, 03/15/45	140	111,329
Suncor Energy, Inc.(a)
6.50%, 06/15/38	257	253,374
6.85%, 06/01/39	87	88,820
4.00%, 11/15/47	171	127,834
3.75%, 03/04/51	79	55,469
Targa Resources Corp.
5.20%, 07/01/27	50	48,099
4.20%, 02/01/33(a)	81	67,457
4.95%, 04/15/52(a)	73	56,166
6.25%, 07/01/52	50	45,422
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27(a)	71	70,172
5.00%, 01/15/28(a)	71	65,677
6.88%, 01/15/29	71	69,735
5.50%, 03/01/30	104	93,341
4.88%, 02/01/31(a)	104	89,440
4.00%, 01/15/32(a)	104	85,769
TC PipeLines LP
4.38%, 03/13/25(a)	87	84,918

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TC PipeLines LP (continued)
3.90%, 05/25/27	$78	$73,003
TotalEnergies Capital International SA
3.75%, 04/10/24(a)	171	168,282
3.46%, 07/12/49	87	63,476
3.13%, 05/29/50(a)	171	118,082
3.39%, 06/29/60	171	113,903
TransCanada PipeLines Ltd.
3.75%, 10/16/23(a)	87	85,971
1.00%, 10/12/24(a)	67	61,740
4.88%, 01/15/26	148	145,303
4.25%, 05/15/28	130	120,344
4.10%, 04/15/30(a)	257	229,912
2.50%, 10/12/31(a)	87	66,936
4.63%, 03/01/34(a)	130	113,896
5.60%, 03/31/34	87	82,405
6.20%, 10/15/37	70	68,816
4.75%, 05/15/38(a)	64	55,670
7.25%, 08/15/38(a)	87	94,649
7.63%, 01/15/39(a)	87	97,579
5.00%, 10/16/43	133	114,795
4.88%, 05/15/48	130	111,944
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26(a)	87	92,404
4.00%, 03/15/28	130	119,233
4.45%, 08/01/42(a)	87	71,115
3.95%, 05/15/50(a)	87	64,248
Valero Energy Corp.
2.15%, 09/15/27(a)	191	165,120
4.35%, 06/01/28(a)	131	125,206
6.63%, 06/15/37(a)	75	74,647
4.90%, 03/15/45(a)	87	72,476
3.65%, 12/01/51	75	51,131
4.00%, 06/01/52(a)	51	36,798
Valero Energy Partners LP, 4.50%, 03/15/28(a)	87	82,540
Williams Cos., Inc.
4.30%, 03/04/24(a)	87	85,775
4.55%, 06/24/24(a)	341	337,635
3.90%, 01/15/25	87	84,196
4.00%, 09/15/25(a)	87	83,683
3.75%, 06/15/27(a)	130	119,914
2.60%, 03/15/31(a)	211	165,445
4.65%, 08/15/32	50	45,383
6.30%, 04/15/40(a)	87	84,683
5.40%, 03/04/44	171	149,163
5.10%, 09/15/45(a)	155	131,244
4.85%, 03/01/48(a)	87	72,048

		38,331,720

Personal Products — 0.2%
Colgate-Palmolive Co.(a)
3.25%, 03/15/24	87	85,817
3.70%, 08/01/47	130	107,490
Estee Lauder Cos., Inc.
2.00%, 12/01/24(a)	82	78,258
3.15%, 03/15/27(a)	171	160,214
2.38%, 12/01/29	69	58,291
2.60%, 04/15/30(a)	87	73,740
4.15%, 03/15/47	87	72,663
3.13%, 12/01/49(a)	119	83,785

36

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Products (continued)
GSK Consumer Healthcare Capital U.S. LLC(d)
3.38%, 03/24/27	$290	$263,002
3.38%, 03/24/29(a)	265	230,960
3.63%, 03/24/32(a)	338	286,649
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(a)(d)	518	488,964
Procter & Gamble Co.
0.55%, 10/29/25(a)	216	192,208
1.00%, 04/23/26(a)	98	87,264
2.85%, 08/11/27	87	80,434
3.00%, 03/25/30	171	153,103
1.20%, 10/29/30(a)	275	212,227
1.95%, 04/23/31(a)	171	138,820
2.30%, 02/01/32	100	83,016
3.55%, 03/25/40	87	73,196
3.60%, 03/25/50(a)	171	141,953
Unilever Capital Corp.
3.10%, 07/30/25(a)	250	239,965
2.00%, 07/28/26(a)	260	235,478
2.90%, 05/05/27(a)	260	239,273
2.13%, 09/06/29	174	144,695
1.38%, 09/14/30	100	76,675
1.75%, 08/12/31(a)	174	134,078

		4,222,218

Pharmaceuticals — 1.1%
AbbVie, Inc.
2.60%, 11/21/24	316	300,714
3.80%, 03/15/25	300	290,551
3.60%, 05/14/25(a)	257	246,686
3.20%, 05/14/26(a)	245	229,020
2.95%, 11/21/26(a)	341	312,410
4.25%, 11/14/28	427	401,240
4.55%, 03/15/35	110	98,680
4.50%, 05/14/35	249	221,522
4.30%, 05/14/36	70	60,708
4.05%, 11/21/39	408	328,201
4.40%, 11/06/42(a)	240	199,309
4.85%, 06/15/44	214	185,770
4.75%, 03/15/45	116	99,581
4.70%, 05/14/45	127	107,419
4.45%, 05/14/46(a)	214	173,917
4.88%, 11/14/48(a)	171	150,355
4.25%, 11/21/49	500	401,384
Astrazeneca Finance LLC
1.20%, 05/28/26(a)	171	149,830
1.75%, 05/28/28	149	125,226
2.25%, 05/28/31(a)	80	65,016
AstraZeneca PLC
0.70%, 04/08/26(a)	189	163,326
3.13%, 06/12/27(a)	87	80,609
4.00%, 01/17/29(a)	257	242,961
1.38%, 08/06/30(a)	189	145,867
6.45%, 09/15/37	275	296,792
4.38%, 11/16/45	163	141,570
4.38%, 08/17/48(a)	155	135,296
Bristol-Myers Squibb Co.
3.20%, 06/15/26(a)	449	424,926
3.90%, 02/20/28	171	162,855
3.40%, 07/26/29(a)	149	135,105
1.45%, 11/13/30	130	100,254

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
2.95%, 03/15/32	$130	$111,060
4.13%, 06/15/39(a)	287	250,835
3.55%, 03/15/42	75	58,675
4.35%, 11/15/47	140	119,557
4.55%, 02/20/48	135	118,789
3.70%, 03/15/52(a)	257	196,718
3.90%, 03/15/62(a)	71	53,576
Cigna Corp.
0.61%, 03/15/24(a)	70	65,898
3.50%, 06/15/24	130	127,346
3.25%, 04/15/25(a)	75	71,620
4.13%, 11/15/25(a)	171	166,078
4.50%, 02/25/26(a)	87	84,910
1.25%, 03/15/26(a)	87	76,199
3.40%, 03/01/27	130	119,493
3.05%, 10/15/27	171	153,241
2.40%, 03/15/30(a)	171	139,264
2.38%, 03/15/31	75	59,633
4.80%, 08/15/38(a)	171	151,528
3.20%, 03/15/40	171	122,930
4.80%, 07/15/46	214	183,165
3.88%, 10/15/47	130	95,277
4.90%, 12/15/48	257	221,923
3.40%, 03/15/50(a)	171	115,638
CVS Health Corp.
2.63%, 08/15/24(a)	211	202,409
4.10%, 03/25/25(a)	63	61,639
3.88%, 07/20/25(a)	163	158,087
2.88%, 06/01/26(a)	300	277,739
3.63%, 04/01/27(a)	62	57,987
1.30%, 08/21/27(a)	257	214,114
4.30%, 03/25/28(a)	395	372,547
3.25%, 08/15/29	341	298,404
3.75%, 04/01/30	298	264,995
1.75%, 08/21/30(a)	353	270,199
1.88%, 02/28/31(a)	212	161,486
2.13%, 09/15/31(a)	79	60,870
4.88%, 07/20/35	171	154,406
4.78%, 03/25/38	427	374,352
4.13%, 04/01/40	140	111,473
2.70%, 08/21/40(a)	122	80,085
5.13%, 07/20/45(a)	269	235,553
5.05%, 03/25/48(a)	500	440,331
4.25%, 04/01/50	104	81,395
Eli Lilly & Co.
2.75%, 06/01/25	45	43,068
3.10%, 05/15/27(a)	130	123,259
3.38%, 03/15/29(a)	171	158,228
3.70%, 03/01/45	171	139,739
2.50%, 09/15/60	104	61,514
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	171	155,562
GlaxoSmithKline Capital, Inc.(a)
3.63%, 05/15/25	171	166,298
3.88%, 05/15/28	171	160,741
5.38%, 04/15/34	87	86,752
4.20%, 03/18/43	104	87,077
Johnson & Johnson
2.45%, 03/01/26(a)	405	378,080
2.90%, 01/15/28	171	157,454
4.38%, 12/05/33(a)	87	83,807

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson (continued)
3.55%, 03/01/36	$130	$111,755
3.63%, 03/03/37	87	75,217
4.50%, 09/01/40(a)	159	146,627
4.50%, 12/05/43(a)	130	119,222
3.70%, 03/01/46	87	71,166
3.50%, 01/15/48(a)	214	169,737
2.45%, 09/01/60(a)	107	62,555
Mead Johnson Nutrition Co.
4.13%, 11/15/25	171	167,225
4.60%, 06/01/44	87	77,548
Merck & Co., Inc.
1.70%, 06/10/27(a)	160	139,685
1.90%, 12/10/28(a)	165	138,402
1.45%, 06/24/30	257	200,972
3.90%, 03/07/39	87	74,000
4.15%, 05/18/43	130	110,206
4.00%, 03/07/49	171	141,085
2.45%, 06/24/50	171	105,227
2.90%, 12/10/61(a)	71	44,478
Mylan, Inc.
4.20%, 11/29/23(a)	87	85,934
4.55%, 04/15/28(a)	140	123,660
5.40%, 11/29/43	87	63,261
5.20%, 04/15/48	96	66,064
Novartis Capital Corp.
3.40%, 05/06/24(a)	240	235,803
1.75%, 02/14/25	87	81,527
3.00%, 11/20/25(a)	189	179,699
2.00%, 02/14/27(a)	87	78,041
3.10%, 05/17/27(a)	427	400,581
2.20%, 08/14/30	171	142,649
4.40%, 05/06/44	214	192,052
4.00%, 11/20/45(a)	130	109,749
2.75%, 08/14/50(a)	140	94,561
Pfizer, Inc.
3.40%, 05/15/24(a)	171	167,940
0.80%, 05/28/25(a)	265	240,630
2.75%, 06/03/26(a)	60	56,433
3.00%, 12/15/26(a)	130	122,170
3.60%, 09/15/28	341	319,750
3.45%, 03/15/29(a)	140	128,918
2.63%, 04/01/30	171	146,905
1.70%, 05/28/30	142	113,402
1.75%, 08/18/31(a)	171	133,452
4.00%, 12/15/36(a)	87	76,917
4.10%, 09/15/38	171	149,001
3.90%, 03/15/39	87	74,595
7.20%, 03/15/39	84	99,822
2.55%, 05/28/40(a)	86	60,550
4.30%, 06/15/43	87	76,621
4.40%, 05/15/44(a)	87	77,540
4.13%, 12/15/46(a)	257	223,404
4.20%, 09/15/48(a)	87	76,443
4.00%, 03/15/49(a)	171	146,042
2.70%, 05/28/50	240	162,146
Sanofi, 3.63%, 06/19/28(a)	341	316,770
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	324	298,838

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23(a)	$522	$518,629
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	87	79,316
5.25%, 06/15/46	87	61,386
Viatris, Inc.
1.65%, 06/22/25(a)	171	152,017
2.30%, 06/22/27	171	139,620
3.85%, 06/22/40	171	106,611
4.00%, 06/22/50(a)	100	59,859
Wyeth LLC(a)
6.50%, 02/01/34	87	95,758
5.95%, 04/01/37	87	91,550
Zoetis, Inc.
3.90%, 08/20/28(a)	171	158,329
2.00%, 05/15/30	71	56,389
4.70%, 02/01/43(a)	71	62,150
3.95%, 09/12/47	87	68,106
4.45%, 08/20/48	87	73,481
3.00%, 05/15/50	71	46,543

		23,566,824

Producer Durables: Miscellaneous — 0.1%
Oracle Corp.
3.40%, 07/08/24(a)	341	331,436
4.30%, 07/08/34(a)	384	312,888
3.90%, 05/15/35(a)	87	66,649
3.85%, 07/15/36(a)	130	97,279
3.80%, 11/15/37	130	94,317
6.13%, 07/08/39	87	79,711
3.60%, 04/01/40	316	214,472
3.65%, 03/25/41	285	193,636
4.50%, 07/08/44(a)	87	64,076
4.00%, 07/15/46	384	259,516
4.38%, 05/15/55	214	146,475
3.85%, 04/01/60	359	217,017
Salesforce, Inc.(a)
1.50%, 07/15/28	60	50,372
2.70%, 07/15/41	156	107,398
2.90%, 07/15/51	237	156,548
3.05%, 07/15/61	50	31,200

		2,422,990

Professional Services — 0.0%
Equifax, Inc., 5.10%, 12/15/27	70	67,724

Real Estate — 0.0%
Prologis LP
2.13%, 04/15/27(a)	30	26,620
2.25%, 04/15/30(a)	213	173,983
1.25%, 10/15/30(a)	65	48,431
3.00%, 04/15/50	95	63,467
VICI Properties LP, 5.63%, 05/15/52(a)	61	50,471

		362,972

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26(a)	87	85,828
2.50%, 04/01/31	107	81,418

38

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development (continued)
Essential Properties LP, 2.95%, 07/15/31	$41	$29,944
VICI Properties LP, 5.13%, 05/15/32(a)	118	104,595

		301,785

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24(a)	50	49,291
3.65%, 09/01/25(a)	130	125,961
7.00%, 12/15/25	87	92,156
3.25%, 06/15/27(a)	300	280,290
5.40%, 06/01/41	50	48,805
4.40%, 03/15/42(a)	53	45,809
4.38%, 09/01/42	87	74,741
4.45%, 03/15/43	70	60,611
5.15%, 09/01/43(a)	87	82,426
4.90%, 04/01/44	87	79,464
4.55%, 09/01/44(a)	87	75,841
4.15%, 04/01/45	87	71,433
4.70%, 09/01/45	87	76,833
3.90%, 08/01/46(a)	141	112,466
4.13%, 06/15/47(a)	87	72,195
4.05%, 06/15/48	60	49,050
4.15%, 12/15/48	87	72,209
3.05%, 02/15/51(a)	71	48,285
3.30%, 09/15/51(a)	171	121,770
Canadian National Railway Co.
2.95%, 11/21/24(a)	76	73,306
2.75%, 03/01/26	97	90,640
3.85%, 08/05/32(a)	100	91,166
3.20%, 08/02/46(a)	140	100,333
3.65%, 02/03/48(a)	257	198,082
2.45%, 05/01/50	81	48,787
4.40%, 08/05/52(a)	80	68,879
Canadian Pacific Railway Co.
2.90%, 02/01/25(a)	171	162,570
1.75%, 12/02/26	72	63,045
7.13%, 10/15/31(a)	87	94,876
2.45%, 12/02/31(a)	119	95,190
4.80%, 09/15/35	87	79,384
3.00%, 12/02/41(a)	73	51,701
4.80%, 08/01/45(a)	191	166,840
3.10%, 12/02/51	103	67,614
6.13%, 09/15/2115	87	82,060
CSX Corp.
3.35%, 11/01/25(a)	87	82,718
3.25%, 06/01/27	341	313,488
3.80%, 03/01/28(a)	227	212,900
2.40%, 02/15/30(a)	87	71,888
4.10%, 11/15/32(a)	50	45,406
4.75%, 05/30/42	189	166,988
4.30%, 03/01/48	130	107,082
3.35%, 09/15/49	75	52,771
3.80%, 04/15/50	96	72,473
3.95%, 05/01/50(a)	79	61,802
2.50%, 05/15/51(a)	75	44,890
4.50%, 11/15/52(a)	50	41,997
4.50%, 08/01/54	87	71,971
4.65%, 03/01/68	137	110,587
Kansas City Southern
2.88%, 11/15/29	63	53,525
4.70%, 05/01/48	87	74,509
3.50%, 05/01/50	87	60,651

Security	Par (000)	Value

Road & Rail (continued)
Kansas City Southern (continued)
4.20%, 11/15/69	$78	$56,582
Norfolk Southern Corp.
3.85%, 01/15/24(a)	171	169,126
3.15%, 06/01/27(a)	153	139,812
2.55%, 11/01/29	58	48,916
3.00%, 03/15/32(a)	81	67,729
3.95%, 10/01/42	74	58,211
4.45%, 06/15/45	87	72,437
3.94%, 11/01/47(a)	80	62,058
4.15%, 02/28/48	87	69,583
3.40%, 11/01/49	59	41,283
3.05%, 05/15/50(a)	105	68,427
2.90%, 08/25/51	74	46,868
3.70%, 03/15/53	58	42,104
4.55%, 06/01/53	40	33,908
3.16%, 05/15/55(a)	171	109,299
4.10%, 05/15/2121	50	33,173
Union Pacific Corp.
3.65%, 02/15/24(a)	171	168,470
3.25%, 08/15/25(a)	87	83,727
2.75%, 03/01/26(a)	171	159,391
2.15%, 02/05/27	57	50,870
3.95%, 09/10/28(a)	171	160,725
3.70%, 03/01/29(a)	171	158,276
2.38%, 05/20/31(a)	221	179,652
2.80%, 02/14/32(a)	64	53,309
4.50%, 01/20/33	100	94,963
3.38%, 02/01/35(a)	87	70,818
3.60%, 09/15/37	214	173,655
3.20%, 05/20/41(a)	75	55,905
3.38%, 02/14/42(a)	82	62,344
4.05%, 11/15/45	87	68,797
4.05%, 03/01/46	74	60,366
4.50%, 09/10/48	87	74,629
3.25%, 02/05/50(a)	189	133,223
3.80%, 10/01/51(a)	87	67,008
2.95%, 03/10/52	59	38,881
3.50%, 02/14/53(a)	89	64,454
3.95%, 08/15/59(a)	135	102,370
3.84%, 03/20/60(a)	249	184,893
3.80%, 04/06/71(a)	141	99,219
3.85%, 02/14/72(a)	69	49,345

		8,354,561

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.(a)
3.92%, 06/01/32	75	67,971
4.39%, 06/01/52	85	71,860
Analog Devices, Inc.
3.50%, 12/05/26(a)	130	123,390
1.70%, 10/01/28	30	25,054
2.10%, 10/01/31(a)	75	59,424
2.80%, 10/01/41(a)	149	105,354
2.95%, 10/01/51(a)	65	43,279
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	87	77,029
Broadcom, Inc.
3.15%, 11/15/25(a)	62	58,196
3.46%, 09/15/26	341	316,836
1.95%, 02/15/28(a)(d)	67	54,900
4.00%, 04/15/29(a)(d)	95	83,736

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
4.15%, 11/15/30	$125	$108,193
4.15%, 04/15/32(a)(d)	108	90,326
4.30%, 11/15/32(a)	206	172,965
2.60%, 02/15/33(a)(d)	275	196,411
3.42%, 04/15/33(d)	202	154,170
3.47%, 04/15/34(d)	469	351,869
3.14%, 11/15/35(d)	257	180,080
4.93%, 05/15/37(d)	377	310,863
3.50%, 02/15/41(a)(d)	179	120,784
3.75%, 02/15/51(a)(d)	225	147,553
Flex Ltd., 4.88%, 06/15/29	87	78,490
Honeywell International, Inc.
2.30%, 08/15/24(a)	171	164,124
1.35%, 06/01/25(a)	233	214,448
1.10%, 03/01/27(a)	171	146,876
2.70%, 08/15/29(a)	257	224,854
1.95%, 06/01/30(a)	171	139,701
1.75%, 09/01/31(a)	171	133,550
3.81%, 11/21/47	87	71,864
2.80%, 06/01/50(a)	76	53,574
Intel Corp.
2.88%, 05/11/24(a)	171	166,626
3.40%, 03/25/25	410	397,613
3.70%, 07/29/25(a)	171	166,608
3.75%, 03/25/27(a)	140	134,211
3.75%, 08/05/27(a)	100	94,942
1.60%, 08/12/28	63	51,993
4.00%, 08/05/29	100	93,040
2.45%, 11/15/29	171	142,662
2.00%, 08/12/31(a)	87	67,387
2.80%, 08/12/41(a)	63	42,457
4.10%, 05/19/46(a)	427	341,213
4.10%, 05/11/47	87	68,899
3.73%, 12/08/47	240	178,293
4.90%, 08/05/52	300	264,926
3.10%, 02/15/60	87	52,491
4.95%, 03/25/60(a)	121	103,548
3.20%, 08/12/61(a)	63	39,249
5.05%, 08/05/62	100	86,556
Jabil, Inc.
1.70%, 04/15/26(a)	146	126,835
4.25%, 05/15/27	80	74,571
KLA Corp.
4.65%, 07/15/32(a)	50	48,002
4.95%, 07/15/52	90	81,759
Marvell Technology, Inc.(a)
1.65%, 04/15/26	154	134,518
2.45%, 04/15/28	171	141,253
2.95%, 04/15/31	82	63,613
Microchip Technology, Inc., 4.25%, 09/01/25(a)	171	165,151
Micron Technology, Inc.
4.98%, 02/06/26	87	85,133
5.33%, 02/06/29(a)	87	82,275
4.66%, 02/15/30(a)	130	115,338
3.37%, 11/01/41	87	55,936
3.48%, 11/01/51	87	51,463
NVIDIA Corp.
3.20%, 09/16/26(a)	171	162,631
1.55%, 06/15/28	125	103,674

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. (continued)
2.85%, 04/01/30(a)	$114	$97,705
2.00%, 06/15/31(a)	121	95,145
3.50%, 04/01/40(a)	122	94,767
3.50%, 04/01/50(a)	257	188,146
3.70%, 04/01/60	52	37,217
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25	85	78,641
3.88%, 06/18/26	81	75,735
4.40%, 06/01/27(a)	90	84,870
4.30%, 06/18/29	171	153,846
3.40%, 05/01/30	80	66,982
2.50%, 05/11/31	149	111,452
2.65%, 02/15/32	67	49,781
5.00%, 01/15/33	112	99,646
3.25%, 05/11/41(a)	87	56,838
3.13%, 02/15/42(a)	87	54,962
3.25%, 11/30/51(a)	75	44,812
Qorvo, Inc., 4.38%, 10/15/29(a)	96	82,236
QUALCOMM, Inc.
3.25%, 05/20/27(a)	87	81,459
1.30%, 05/20/28(a)	184	151,798
2.15%, 05/20/30(a)	105	86,547
1.65%, 05/20/32(a)	142	106,303
4.25%, 05/20/32(a)	52	49,074
4.65%, 05/20/35(a)	87	81,625
4.80%, 05/20/45(a)	130	117,607
4.30%, 05/20/47	107	90,729
3.25%, 05/20/50(a)	140	99,862
4.50%, 05/20/52	133	114,059
Skyworks Solutions, Inc.
1.80%, 06/01/26	58	50,229
3.00%, 06/01/31	67	50,687
Texas Instruments, Inc.
1.13%, 09/15/26	85	74,381
2.25%, 09/04/29	118	99,899
1.90%, 09/15/31	98	77,401
3.65%, 08/16/32	50	45,270
3.88%, 03/15/39	171	147,582
4.15%, 05/15/48(a)	171	145,805
4.10%, 08/16/52	25	21,332
TSMC Arizona Corp., 2.50%, 10/25/31(a)	390	311,431
Xilinx, Inc., 2.38%, 06/01/30	240	197,939

		11,806,390

Software — 0.4%
Activision Blizzard, Inc.
3.40%, 06/15/27(a)	171	159,398
1.35%, 09/15/30(a)	69	52,367
2.50%, 09/15/50	140	84,523
Autodesk, Inc.
2.85%, 01/15/30	74	62,091
2.40%, 12/15/31(a)	133	103,448
Electronic Arts, Inc.
1.85%, 02/15/31	72	55,497
2.95%, 02/15/51(a)	69	45,081
Intuit, Inc.(a)
0.95%, 07/15/25	130	117,136
1.35%, 07/15/27	142	120,302
1.65%, 07/15/30	169	131,648

40

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp.
3.63%, 12/15/23(a)	$171	$169,454
2.88%, 02/06/24(a)	149	145,977
2.40%, 08/08/26(a)	382	353,611
3.30%, 02/06/27(a)	766	729,939
3.50%, 02/12/35(a)	200	179,674
3.45%, 08/08/36(a)	104	91,073
3.70%, 08/08/46	171	141,697
2.92%, 03/17/52	550	387,913
4.50%, 02/06/57(a)	341	312,155
2.68%, 06/01/60(a)	392	246,492
3.04%, 03/17/62	292	199,237
Oracle Corp.
2.50%, 04/01/25(a)	121	112,755
2.95%, 05/15/25(a)	87	81,881
1.65%, 03/25/26(a)	154	134,935
2.65%, 07/15/26(a)	130	116,996
2.80%, 04/01/27(a)	257	226,815
3.25%, 11/15/27(a)	130	115,805
2.30%, 03/25/28(a)	237	197,934
3.25%, 05/15/30(a)	163	134,793
2.88%, 03/25/31(a)	267	210,574
5.38%, 07/15/40	71	59,170
4.00%, 11/15/47	257	172,203
3.60%, 04/01/50(a)	200	125,140
3.95%, 03/25/51(a)	346	229,469
Roper Technologies, Inc.
2.35%, 09/15/24(a)	84	79,828
1.00%, 09/15/25	108	95,852
3.80%, 12/15/26(a)	87	82,700
1.40%, 09/15/27	65	53,774
2.95%, 09/15/29	76	63,981
2.00%, 06/30/30	67	51,299
1.75%, 02/15/31(a)	86	63,367
Salesforce, Inc.(a)
3.70%, 04/11/28	341	323,200
1.95%, 07/15/31	81	63,764
ServiceNow, Inc., 1.40%, 09/01/30	140	103,076
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	90	87,721
3.55%, 04/14/25(a)	82	78,678
3.70%, 04/14/27	65	60,342
4.00%, 04/14/32(a)	76	66,002
VMware, Inc.(a)
1.40%, 08/15/26	341	291,630
4.70%, 05/15/30	141	126,843
Workday, Inc.
3.50%, 04/01/27(a)	81	74,924
3.70%, 04/01/29	61	54,708
3.80%, 04/01/32(a)	89	77,250

		7,706,122

Specialty Retail — 0.0%
AutoZone, Inc.
3.25%, 04/15/25	58	55,146
3.75%, 04/18/29	171	153,990

Best Buy Co., Inc., 1.95%, 10/01/30(a)	214	160,245
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52(a)	70	43,258

Security	Par (000)	Value

Specialty Retail (continued)
Ross Stores, Inc.
4.60%, 04/15/25	$87	$86,164
1.88%, 04/15/31(a)	171	127,468

		626,271

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc.
1.90%, 02/01/25	57	53,586
3.25%, 02/01/25(a)	70	67,930
2.15%, 02/01/27	219	197,481
2.30%, 02/01/30(a)	206	171,139
Apple, Inc.
3.45%, 05/06/24(a)	171	168,137
2.85%, 05/11/24(a)	341	332,595
1.80%, 09/11/24	280	266,992
2.75%, 01/13/25	171	164,371
2.50%, 02/09/25	74	70,643
1.13%, 05/11/25(a)	112	102,727
3.20%, 05/13/25(a)	130	125,784
0.55%, 08/20/25	477	427,301
0.70%, 02/08/26	87	76,523
3.25%, 02/23/26(a)	326	312,824
2.45%, 08/04/26(a)	241	222,222
3.35%, 02/09/27(a)	341	325,592
3.20%, 05/11/27(a)	257	241,736
2.90%, 09/12/27(a)	171	157,856
3.00%, 11/13/27(a)	171	157,829
1.40%, 08/05/28	70	58,296
3.25%, 08/08/29	200	182,554
2.20%, 09/11/29(a)	212	180,596
1.65%, 05/11/30	240	193,208
1.65%, 02/08/31	427	336,738
1.70%, 08/05/31	70	54,855
3.35%, 08/08/32	200	178,124
4.50%, 02/23/36(a)	87	84,245
3.85%, 05/04/43(a)	300	251,701
4.45%, 05/06/44(a)	87	78,955
3.45%, 02/09/45	231	182,334
4.38%, 05/13/45(a)	87	78,063
4.65%, 02/23/46(a)	338	316,068
3.85%, 08/04/46	130	107,524
4.25%, 02/09/47(a)	87	77,076
3.75%, 11/13/47	214	174,446
2.95%, 09/11/49(a)	214	150,727
2.65%, 05/11/50	206	135,469
2.40%, 08/20/50	177	109,855
2.65%, 02/08/51(a)	214	140,498
3.95%, 08/08/52(a)	150	125,260
2.55%, 08/20/60(a)	171	102,417
2.80%, 02/08/61	127	79,063
2.85%, 08/05/61(a)	70	43,887
4.10%, 08/08/62(a)	150	122,967
Dell International LLC/EMC Corp.
4.00%, 07/15/24(a)	171	167,852
5.85%, 07/15/25(a)	104	104,799
4.90%, 10/01/26(a)	171	164,729
5.30%, 10/01/29(a)	214	199,392
8.10%, 07/15/36	69	73,014
3.38%, 12/15/41(a)(d)	171	105,815
8.35%, 07/15/46(a)	59	63,638
3.45%, 12/15/51(a)(d)	87	49,461

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell, Inc.(a)
7.10%, 04/15/28	$71	$73,661
6.50%, 04/15/38	71	64,787
Fortinet, Inc.
1.00%, 03/15/26	132	113,585
2.20%, 03/15/31	152	115,285
Hewlett Packard Enterprise Co.
1.45%, 04/01/24	171	162,319
4.90%, 10/15/25(a)	214	212,112
1.75%, 04/01/26(a)	171	152,137
6.20%, 10/15/35(a)	87	85,109
6.35%, 10/15/45(a)	130	118,019
HP, Inc.
2.20%, 06/17/25(a)	87	80,522
1.45%, 06/17/26(a)	130	112,070
4.75%, 01/15/28(a)	50	46,921
4.00%, 04/15/29(a)	90	78,876
3.40%, 06/17/30	87	70,259
2.65%, 06/17/31	171	125,480
4.20%, 04/15/32(a)	90	73,139
5.50%, 01/15/33(a)	50	44,371
6.00%, 09/15/41(a)	112	97,179
NetApp, Inc., 1.88%, 06/22/25(a)	117	106,839
Western Digital Corp.
4.75%, 02/15/26(a)	191	176,862
2.85%, 02/01/29(a)	74	57,508
3.10%, 02/01/32	80	54,391

		10,338,325

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.75%, 03/27/27(a)	341	313,345
2.85%, 03/27/30(a)	171	148,552
3.25%, 03/27/40(a)	171	131,654
3.88%, 11/01/45(a)	87	70,488
3.38%, 11/01/46	257	193,409
VF Corp., 2.95%, 04/23/30(a)	87	71,470

		928,918

Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc.
4.50%, 10/01/24(a)	50	47,313
6.63%, 03/15/25(a)	50	48,730
4.88%, 03/15/27	50	44,325

		140,368

Tobacco — 0.2%
Altria Group, Inc.
2.35%, 05/06/25(a)	84	77,800
2.63%, 09/16/26(a)	341	306,060
4.80%, 02/14/29(a)	95	87,692
3.40%, 05/06/30	76	61,540
2.45%, 02/04/32(a)	208	146,789
5.80%, 02/14/39(a)	257	224,407
3.40%, 02/04/41(a)	171	107,825
4.50%, 05/02/43	71	50,043
5.38%, 01/31/44(a)	226	182,962
5.95%, 02/14/49(a)	100	82,798
4.45%, 05/06/50	114	76,160
3.70%, 02/04/51	155	93,571
4.00%, 02/04/61(a)	121	73,868

Security	Par (000)	Value

Tobacco (continued)
BAT Capital Corp.
3.22%, 08/15/24(a)	$214	$205,923
2.79%, 09/06/24(a)	341	324,186
3.22%, 09/06/26(a)	171	152,772
4.70%, 04/02/27(a)	87	81,177
3.56%, 08/15/27	427	374,980
2.26%, 03/25/28	104	82,721
3.46%, 09/06/29	87	70,842
4.91%, 04/02/30	104	91,826
4.74%, 03/16/32(a)	96	80,308
4.39%, 08/15/37	384	273,943
3.73%, 09/25/40	70	44,848
4.54%, 08/15/47	231	153,049
5.28%, 04/02/50(a)	87	64,125
3.98%, 09/25/50	104	63,622
5.65%, 03/16/52(a)	96	73,189
BAT International Finance PLC
1.67%, 03/25/26(a)	87	75,204
4.45%, 03/16/28	96	85,561
Philip Morris International, Inc.
3.25%, 11/10/24(a)	171	165,300
3.38%, 08/11/25(a)	130	124,344
2.75%, 02/25/26(a)	73	67,256
3.13%, 08/17/27(a)	171	155,897
1.75%, 11/01/30(a)	41	29,957
4.50%, 03/20/42	50	36,625
3.88%, 08/21/42	62	41,969
4.13%, 03/04/43	79	54,944
4.88%, 11/15/43	87	66,454
4.25%, 11/10/44(a)	65	45,516
Reynolds American, Inc.
4.45%, 06/12/25(a)	171	165,206
5.70%, 08/15/35	82	69,347
6.15%, 09/15/43	53	44,250

		4,936,856

Trading Companies & Distributors — 0.0%
GATX Corp., 4.90%, 03/15/33	145	130,368

Transportation Infrastructure — 0.1%
FedEx Corp.
3.25%, 04/01/26(a)	95	89,676
4.25%, 05/15/30(a)	141	127,839
2.40%, 05/15/31(a)	109	84,906
3.90%, 02/01/35	67	55,135
3.25%, 05/15/41(a)	147	100,991
3.88%, 08/01/42	50	36,685
4.75%, 11/15/45	114	91,857
4.55%, 04/01/46	130	102,849
4.40%, 01/15/47	87	67,412
4.05%, 02/15/48(a)	87	63,754
4.95%, 10/17/48	171	144,484
Ryder System, Inc.
3.88%, 12/01/23(a)	341	336,561
2.50%, 09/01/24(a)	72	68,720
1.75%, 09/01/26	86	75,909
2.85%, 03/01/27(a)	57	51,095
4.30%, 06/15/27	60	56,758
United Parcel Service, Inc.
3.90%, 04/01/25(a)	171	167,691
2.40%, 11/15/26(a)	141	129,422
3.05%, 11/15/27(a)	87	80,701

42

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation Infrastructure (continued)
United Parcel Service, Inc. (continued)
6.20%, 01/15/38	$74	$80,023
5.20%, 04/01/40	171	166,897
3.63%, 10/01/42	87	68,802
3.40%, 11/15/46	78	58,152
3.75%, 11/15/47(a)	87	69,582
3.40%, 09/01/49(a)	75	56,595
5.30%, 04/01/50(a)	171	170,909

		2,603,405

Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25	130	125,329
2.95%, 09/01/27(a)	87	78,963
3.75%, 09/01/28(a)	257	237,637
3.45%, 06/01/29(a)	87	77,478
2.30%, 06/01/31(a)	155	122,861
4.45%, 06/01/32(a)	90	83,537
4.30%, 09/01/45	87	70,252
3.75%, 09/01/47(a)	87	65,286
4.15%, 06/01/49	87	69,585
3.25%, 06/01/51	155	108,151
Essential Utilities, Inc.
2.40%, 05/01/31	171	133,513
3.35%, 04/15/50	171	112,419
5.30%, 05/01/52	61	54,666

		1,339,677

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV
3.63%, 04/22/29(a)	244	220,028
6.13%, 03/30/40	300	297,069
4.38%, 07/16/42	229	185,204
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29(a)	171	155,859
Orange SA, 9.00%, 03/01/31(a)	87	104,377
Rogers Communications, Inc.
2.95%, 03/15/25(a)(d)	71	67,590
3.63%, 12/15/25(a)	267	252,359
2.90%, 11/15/26(a)	171	154,725
3.20%, 03/15/27(a)(d)	73	66,675
3.80%, 03/15/32(a)(d)	58	50,161
4.50%, 03/15/42(a)(d)	59	47,549
5.00%, 03/15/44	87	71,348
4.30%, 02/15/48	214	161,679
3.70%, 11/15/49(a)	71	48,558
4.55%, 03/15/52(a)(d)	240	191,417
T-Mobile USA, Inc.
3.50%, 04/15/25	179	171,082
1.50%, 02/15/26	171	150,088
2.25%, 02/15/26(a)	150	134,217
2.63%, 04/15/26(a)	100	90,622
5.38%, 04/15/27(a)	100	98,264
4.75%, 02/01/28	125	118,001
2.05%, 02/15/28	87	72,193
2.63%, 02/15/29	100	82,564
3.38%, 04/15/29(a)	200	172,796
3.88%, 04/15/30	600	532,209
2.55%, 02/15/31(a)	259	205,203
2.88%, 02/15/31	100	80,584
3.50%, 04/15/31(a)	225	189,070

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
2.25%, 11/15/31	$59	$44,464
2.70%, 03/15/32	130	101,461
4.38%, 04/15/40(a)	214	174,257
3.00%, 02/15/41	341	227,905
4.50%, 04/15/50(a)	295	236,164
3.30%, 02/15/51(a)	300	195,450
3.40%, 10/15/52	341	225,124
3.60%, 11/15/60(a)	174	111,673
Vodafone Group PLC
4.13%, 05/30/25(a)	257	252,153
4.38%, 05/30/28(a)	231	217,294
7.88%, 02/15/30	74	80,928
6.15%, 02/27/37	87	82,153
5.00%, 05/30/38(a)	87	74,717
4.38%, 02/19/43(a)	163	124,688
5.25%, 05/30/48(a)	324	268,282
4.25%, 09/17/50(a)	205	146,688
5.13%, 06/19/59(a)	104	84,285

		6,819,177

Total Corporate Bonds — 24.7% (Cost: $623,812,762)		524,267,454

Foreign Agency Obligations

Canada — 0.3%
Canada Government International Bond, 1.63%, 01/22/25	355	334,236
Province of Alberta Canada
1.88%, 11/13/24	171	161,970
1.00%, 05/20/25	511	466,410
3.30%, 03/15/28(a)	341	321,147
1.30%, 07/22/30(a)	341	270,174
Province of British Columbia Canada(a)
2.25%, 06/02/26	171	158,238
0.90%, 07/20/26	341	298,423
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	341	286,784
Province of New Brunswick Canada, 3.63%, 02/24/28	171	165,025
Province of Ontario Canada
0.63%, 01/21/26(a)	171	150,365
1.05%, 05/21/27	171	146,659
2.00%, 10/02/29(a)	171	146,205
1.13%, 10/07/30	341	265,357
1.60%, 02/25/31	341	274,594
Province of Quebec Canada
0.60%, 07/23/25	341	306,419
2.50%, 04/20/26(a)	469	437,143
2.75%, 04/12/27(a)	341	318,993
1.35%, 05/28/30	341	274,348
Series QO, 2.88%, 10/16/24	87	84,302
Series QW, 2.50%, 04/09/24	341	331,333
Series QX, 1.50%, 02/11/25(a)	341	318,276

		5,516,401

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31(a)	417	333,026
2.55%, 07/27/33	390	292,305

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
Chile Government International Bond (continued)
3.63%, 10/30/42	$350	$249,769
4.00%, 01/31/52	290	211,700
3.10%, 01/22/61	318	183,705

		1,270,505

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	171	155,512

Hungary — 0.0%
Hungary Government International Bond
5.75%, 11/22/23	62	61,430
5.38%, 03/25/24(a)	260	255,255
7.63%, 03/29/41(a)	134	132,602

		449,287

Indonesia — 0.1%
Indonesia Government International Bond
4.15%, 09/20/27(a)	200	190,022
4.10%, 04/24/28(a)	522	488,005
2.85%, 02/14/30	490	418,736
4.65%, 09/20/32	200	188,272
4.35%, 01/11/48	284	225,101
4.20%, 10/15/50(a)	322	246,365
3.05%, 03/12/51	211	139,811
3.20%, 09/23/61(a)	222	138,219

		2,034,531

Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28(a)	318	297,886
4.50%, 01/30/43	415	380,322
4.13%, 01/17/48	322	273,459
State of Israel, 2.50%, 01/15/30	490	426,851

		1,378,518

Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	511	437,073
5.38%, 06/15/33(a)	130	121,646
4.00%, 10/17/49	417	295,680

		854,399

Japan — 0.1%
Japan Bank for International Cooperation
3.38%, 10/31/23	500	493,336
2.75%, 11/16/27	500	457,732
3.25%, 07/20/28(a)	690	640,089
2.00%, 10/17/29	200	170,364
1.88%, 04/15/31(a)	514	420,723
Series DTC, 2.50%, 05/23/24	500	483,729
Series DTC, 2.25%, 11/04/26	500	455,846

		3,121,819

Mexico — 0.2%
Mexico Government International Bond
4.13%, 01/21/26	511	495,159
4.75%, 04/27/32	211	189,373
4.88%, 05/19/33	200	175,800
3.50%, 02/12/34	450	341,325
6.75%, 09/27/34	53	53,557
6.05%, 01/11/40(a)	394	364,278
4.28%, 08/14/41	518	376,456
4.75%, 03/08/44(a)	378	289,359

Security	Par (000)	Value

Mexico (continued)
Mexico Government International Bond (continued)
5.55%, 01/21/45(a)	$260	$222,267
4.60%, 01/23/46	318	234,286
4.60%, 02/10/48(a)	390	284,042
4.50%, 01/31/50(a)	473	339,318
5.00%, 04/27/51(a)	390	298,911
5.75%, 10/12/2110(a)	88	67,804

		3,731,935

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	690	482,698
6.70%, 01/26/36	62	60,694
4.50%, 04/16/50	432	298,701
4.50%, 04/01/56(a)	392	262,714
3.87%, 07/23/60(a)	397	235,024

		1,339,831

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26	341	308,989
4.13%, 08/25/27(a)	171	161,520
2.84%, 06/20/30	307	250,934
2.78%, 01/23/31	341	269,987
1.86%, 12/01/32	130	91,024
8.75%, 11/21/33	77	92,799
3.00%, 01/15/34	388	291,970
6.55%, 03/14/37(a)	87	88,892
3.30%, 03/11/41	141	96,938
5.63%, 11/18/50	240	225,345
2.78%, 12/01/60	214	114,664
3.23%, 07/28/2121	87	46,724

		2,039,786

Philippines — 0.1%
Philippine Government International Bond
4.20%, 01/21/24	617	609,355
7.75%, 01/14/31	257	295,578
6.38%, 10/23/34	250	261,903
5.00%, 01/13/37	522	484,212
3.95%, 01/20/40	250	198,778
3.70%, 02/02/42	397	303,749

		2,153,575

Poland — 0.0%
Republic of Poland Government International Bond(a)
4.00%, 01/22/24	384	378,312
3.25%, 04/06/26	214	201,401

		579,713

South Korea — 0.0%
Export-Import Bank of Korea, 3.25%, 11/10/25(a)	500	477,437
Korea International Bond(a)
4.13%, 06/10/44	250	239,833
3.88%, 09/20/48	200	182,350

		899,620

Supranational — 0.8%
African Development Bank, 0.88%, 03/23/26	341	302,457
Asian Development Bank
0.25%, 10/06/23	171	164,230
2.63%, 01/30/24	511	499,687
0.38%, 06/11/24	511	478,267
1.50%, 10/18/24	511	482,890

44

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Asian Development Bank (continued)
0.50%, 02/04/26	$341	$300,175
1.00%, 04/14/26	341	303,780
2.00%, 04/24/26(a)	171	157,732
2.63%, 01/12/27	171	160,466
2.50%, 11/02/27(a)	341	313,976
2.75%, 01/19/28	130	120,774
5.82%, 06/16/28	681	732,802
1.75%, 09/19/29(a)	341	292,526
Council of Europe Development Bank, 0.25%, 10/20/23	511	489,753
European Bank for Reconstruction & Development
1.50%, 02/13/25	171	160,055
0.50%, 05/19/25(a)	341	308,419
European Investment Bank
3.13%, 12/14/23	681	671,294
3.25%, 01/29/24	511	503,727
2.63%, 03/15/24	341	332,720
1.63%, 03/14/25	500	468,879
0.63%, 07/25/25	341	307,674
0.38%, 03/26/26	700	611,660
2.13%, 04/13/26	171	158,632
0.75%, 10/26/26	247	214,562
1.63%, 10/09/29(a)	130	110,811
Inter-American Development Bank
0.25%, 11/15/23	511	489,661
2.13%, 01/15/25	171	162,723
1.75%, 03/14/25(a)	511	479,967
0.88%, 04/03/25	511	468,885
0.88%, 04/20/26(a)	511	452,904
2.00%, 06/02/26(a)	87	80,099
2.38%, 07/07/27	171	157,434
1.13%, 07/20/28	511	430,313
1.13%, 01/13/31(a)	427	340,311
3.20%, 08/07/42(a)	130	109,578
4.38%, 01/24/44(a)	75	74,729
International Bank for Reconstruction & Development
2.50%, 03/19/24	511	497,755
1.63%, 01/15/25(a)	511	480,769
0.38%, 07/28/25	511	457,371
0.50%, 10/28/25(a)	341	303,353
1.13%, 09/13/28(a)	850	712,181
4.75%, 02/15/35	87	91,610
Series GDIF, 2.50%, 11/25/24(a)	511	492,073
Series GDIF, 2.50%, 07/29/25	171	162,597
Series GDIF, 1.88%, 10/27/26	130	118,067
Series GDIF, 2.50%, 11/22/27(a)	341	314,123
International Finance Corp.
0.38%, 07/16/25	341	305,700
0.75%, 10/08/26	341	296,363
0.75%, 08/27/30	341	266,856

		16,393,370

Security	Par (000)	Value

Sweden — 0.0%
Swedish Export Credit Corp., 1.75%, 12/12/23(a)	$522	$505,961

Unknown CO — 0.0%
International Bank for Reconstruction & Development
0.75%, 08/26/30	800	619,408
2.50%, 03/29/32	700	616,691

		1,236,099

Uruguay — 0.1%
Uruguay Government International Bond(a)
4.50%, 08/14/24	143	141,980
4.38%, 10/27/27	171	168,307
4.38%, 01/23/31	427	408,265
5.10%, 06/18/50	384	349,752
4.98%, 04/20/55	200	177,975

		1,246,279

Total Foreign Agency Obligations — 2.1% (Cost: $51,909,423)		44,907,141

Municipal Bonds

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	30	22,159

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	85	82,841

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	120	137,316
Series S-1, 7.04%, 04/01/50(a)	75	92,253
Bay Area Toll Authority, Refunding RB
2.57%, 04/01/31	59	50,976
Series F-3, 3.13%, 04/01/55	95	63,245
California Health Facilities Financing Authority, RB, M/F Housing
4.19%, 06/01/37	65	56,813
4.35%, 06/01/41	85	73,629
California State University, RB, Series E, 2.90%, 11/01/51	75	51,144
California State University, Refunding RB
Series B, 2.98%, 11/01/51	180	125,007
Series B, Class B, 2.72%, 11/01/52(a)	80	50,666
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, (AGM), 4.24%, 05/15/48	60	50,386
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	90,319
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series E, 2.83%, 11/01/41	95	67,412

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	$75	$81,578
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	59,042
Series A, (AGM), 3.92%, 01/15/53	65	48,075
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	60	47,610
Class B, (SAP), 3.29%, 06/01/42	150	109,674
Class B, (SAP), 3.00%, 06/01/46	45	36,391
Series S-1, 3.71%, 06/01/41	80	59,507
Subordinate, 3.85%, 06/01/50	85	73,226
Los Angeles Community College District/CA, GO, BAB, 6.75%, 08/01/49	100	122,874
Los Angeles Community College District/CA, Refunding GO, 2.11%, 08/01/32	125	97,650
Los Angeles County Public Works Financing Authority, Refunding RB, 7.62%, 08/01/40	75	91,621
Los Angeles Department of Water & Power, RB, BAB
5.72%, 07/01/39	75	77,413
6.57%, 07/01/45	125	144,430
6.60%, 07/01/50	90	110,359
Los Angeles Unified School District/CA, GO, BAB
Series KR, 5.76%, 07/01/29	85	87,031
Series KR, 5.75%, 07/01/34	160	163,407
Series RY, 6.76%, 07/01/34	175	192,727
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	62,895
Series Q, 4.13%, 05/15/32	70	63,689
Series Q, 4.56%, 05/15/53	85	74,954
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	65	73,128
San Diego County Regional Transportation
Commission, RB, BAB, 5.91%, 04/01/48(a)	70	74,411
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	62	45,095
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	95,736
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	54,929
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	110	113,612
State of California, GO, BAB
7.30%, 10/01/39	110	132,344
7.35%, 11/01/39(a)	280	337,852
7.60%, 11/01/40(a)	325	406,217
State of California, Refunding GO
3.38%, 04/01/25	75	72,935
3.50%, 04/01/28	70	65,942
2.50%, 10/01/29	220	189,589
4.60%, 04/01/38	65	60,483
University of California, RB
Series AD, 4.86%, 05/15/2112	75	62,323

Security	Par (000)	Value

California (continued)
University of California, RB (continued)
Series AQ, 4.77%, 05/15/2115(a)	$72	$59,454
Series BD, 3.35%, 07/01/29	110	99,803
Series BG, 0.88%, 05/15/25	90	81,631
University of California, Refunding RB, Series AX, 3.06%, 07/01/25	75	71,964

		4,810,767

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	81,542

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	110	115,594
State of Connecticut, GO, BAB, Series D, 5.09%, 10/01/30	60	60,308

		175,902

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Class A, Senior Lien, 4.81%, 10/01/2114	70	60,231
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	65	46,132
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	75	77,453
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	88,556

		272,372

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	104,123
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	40,698
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	53,723
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	128	115,727
Series A, 2.15%, 07/01/30	165	131,854

		446,125

Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	59,928
Municipal Electric Authority of Georgia, Refunding RB, 6.66%, 04/01/57	120	127,102

		187,030

Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	85	58,746

Illinois — 0.1%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49(a)	65	57,066
Series C, Senior Lien, 4.57%, 01/01/54	65	57,620

46

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, Refunding ARB, Series B, 6.40%, 01/01/40	$95	$104,967
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	100	110,806
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	90	96,030
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	93,212
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	70	74,296
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	173,396
State of Illinois, GO, 5.10%, 06/01/33	795	755,711
State of Illinois, GO, BAB, 7.35%, 07/01/35	74	77,363

		1,600,467

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51	75	53,477

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51(a)	55	36,181

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB
Class A-1, 3.62%, 02/01/29	135	131,705
Class A-4, 4.48%, 08/01/39(a)	110	100,907
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41	95	69,478

		302,090

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	80	56,477
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	180	185,154
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	122,610
Massachusetts School Building Authority, Refunding RB
Series B, 1.75%, 08/15/30	75	61,749
Sub-Series B, 3.40%, 10/15/40	70	54,791
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.82%, 08/01/41	65	47,169

		527,950

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 3.06%, 07/01/39	30	22,858
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	49,340
3.38%, 12/01/40	70	54,698
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	95	69,825
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	60,059
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	57,911

Security	Par (000)	Value

Michigan (continued)
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	$60	$48,032
Series A, 4.45%, 04/01/2122	74	59,010
Series B, 3.50%, 04/01/52	95	74,189

		495,922

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	64	54,620

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	70,196

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	95	109,450

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	266,146
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	75	80,343
Series C, 5.75%, 12/15/28	70	70,558
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.08%, 06/15/39(a)	75	61,579
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	155	188,674
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	74	50,217
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	60,035

		777,552

New York — 0.1%
City of New York, GO, BAB
Series A-2, 5.21%, 10/01/31	90	90,355
Series F-1, 6.27%, 12/01/37	85	91,621
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	105,979
7.34%, 11/15/39	100	120,579
6.81%, 11/15/40	80	86,762
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	75	67,870
New York City Municipal Water Finance Authority, RB, BAB, 5.95%, 06/15/42	60	65,509
New York City Municipal Water Finance Authority, Refunding RB
5.72%, 06/15/42	85	90,393
6.01%, 06/15/42	110	119,757
5.44%, 06/15/43	75	77,379
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	70	71,240
5.57%, 11/01/38	125	125,414
New York State Dormitory Authority, Refunding RB
Series B, 3.14%, 07/01/43	50	38,171
Series F, 3.11%, 02/15/39(a)	70	53,996
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	100	81,309
Series M, 3.50%, 01/01/42	65	50,618

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	$100	$91,121
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39(a)	75	77,560
Port Authority of New York & New Jersey, ARB 3.18%, 07/15/60	70	46,485
Consolidated, 192nd Series, 4.81%, 10/15/65	80	73,861
Port Authority of New York & New Jersey, RB
159th Series, 6.04%, 12/01/29	75	78,822
182nd Series, 5.31%, 08/01/46	75	73,413
Consolidated, 168th Series, 4.93%, 10/01/51	220	208,809
Series AAA, 1.09%, 07/01/23	175	170,507

		2,157,530

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	75	52,030

Ohio — 0.1%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	100	131,786
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	100	76,579
Series B, 3.99%, 01/01/29	75	73,184
Ohio State University, RB, Series A, 3.80%, 12/01/46	70	58,153
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	143,245
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, 3.22%, 02/15/48	95	68,002
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	75	74,802

		625,751

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	75	75,897
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	43,925
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	70	74,531
State of Oregon, GO, 5.89%, 06/01/27	140	144,989

		339,342

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	70	47,446
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	225	158,176
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	100	71,452
Series D, 2.84%, 09/01/50(a)	65	43,704
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45(a)	140	142,196
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	62	41,456

		504,430

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	78,416

Security	Par (000)	Value

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, RB, Series B, 4.05%, 07/01/26	$62	$60,256

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	60,142
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB
5.72%, 02/01/41	75	78,865
5.81%, 02/01/41	95	98,743
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	45,859
Dallas Fort Worth International Airport, ARB, Series A, 4.51%, 11/01/51	75	65,359
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	44,167
Series A, 2.99%, 11/01/38	75	59,604
Series A, 3.14%, 11/01/45	75	55,026
Series C, 2.92%, 11/01/50	160	110,195
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	200	143,718
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	112,697
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	35	24,882
State of Texas, GO, BAB, 5.52%, 04/01/39	110	114,925
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	80	60,559
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	110	111,886
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	122,834

		1,309,461

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	47,105
University of Virginia, Refunding RB
2.26%, 09/01/50(a)	120	73,388
Series U, 2.58%, 11/01/51	85	56,038

		176,531

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	75	76,035

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	70	71,255
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	97,226

		168,481

Total Municipal Bonds — 0.7% (Cost: $19,175,005)		15,713,652

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.1%
Bank
Class A5, 2.85%, 10/17/52	936	801,235
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	306,959
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	746,773

48

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	$392	$366,321
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,283,346
Benchmark Mortgage Trust
Class A4, 3.72%, 03/15/62	546	496,988
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	482,342
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	606,348
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	474,239
Series 2020-B19, Class B, 2.35%, 09/15/53	193	145,054
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	478,349
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	321,617
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	452,361
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	130	128,616
Series 2014-GC25, Class A4, 3.64%, 10/10/47	87	84,116
Series 2014-GC25, Class AS, 4.02%, 10/10/47	257	246,477
Series 2016-GC37, Class A4, 3.31%, 04/10/49	597	558,419
Series 2016-P5, Class A4, 2.94%, 10/10/49	171	156,421
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	357,188
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	223	220,276
Series 2014-CR20, Class A3, 3.33%, 11/10/47	702	677,271
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	87	85,326
Series 2015-PC1, Class A5, 3.90%, 07/10/50	257	247,341
Series 2016-CR28, Class A4, 3.76%, 02/10/49	130	123,320
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	171	163,010
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	759,815
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	681	632,306
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,162,228
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	511	478,461
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	1	598
Series 2014-GC24, Class A5, 3.93%, 09/10/47	1,191	1,156,591
Series 2015-GC30, Class A4, 3.38%, 05/10/50	104	98,946
Series 2015-GS1, Class A3, 3.73%, 11/10/48	392	372,560
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	240	233,945
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	87	85,623
Series 2014-C22, Class A4, 3.80%, 09/15/47	75	72,994
Series 2015-C31, Class A3, 3.80%, 08/15/48	334	317,940
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	549,476
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	936,276
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.21%, 07/15/46(b)	427	420,288
Series 2014-C16, Class A4, 3.60%, 06/15/47	568	555,619
Series 2015-C24, Class A4, 3.73%, 05/15/48	130	124,314
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,085,835
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	203	191,749
Series 2018-H3, Class A4, 3.91%, 07/15/51	511	474,666
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	89,969
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	113,918

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	$186	$182,290
Series 2015-C27, Class A5, 3.45%, 02/15/48	257	245,196
Series 2015-SG1, Class A4, 3.79%, 09/15/48	825	781,281
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	606,046
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	434,674
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	378,206

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost: $25,664,080)		22,551,523

Preferred Securities

Capital Trusts — 0.0%(a)

Diversified Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	87	84,767

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)	71	55,648

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	104	100,284
Prudential Financial, Inc., 5.38%, 05/15/45(b)	87	82,257

		182,541

		322,956

Total Preferred Securities — 0.0% (Cost: $370,199)		322,956

U.S. Government Sponsored Agency Securities

Agency Obligations — 4.6%
Fannie Mae
2.38%, 01/19/23	86	85,643
0.25%, 07/10/23	1,698	1,647,186
2.63%, 09/06/24(a)	1,021	990,295
0.50%, 06/17/25	3,395	3,068,421
6.25%, 05/15/29	909	1,024,102
7.13%, 01/15/30	1,698	2,009,531
7.25%, 05/15/30	3,487	4,180,852
0.88%, 08/05/30(a)	1,191	931,532
6.63%, 11/15/30	53	61,897
Federal Home Loan Bank
2.75%, 12/13/24	855	826,439
3.13%, 06/13/25	1,640	1,588,952
5.50%, 07/15/36	370	413,393
Federal Home Loan Mortgage Corp.
0.25%, 08/24/23 - 12/04/23	1,878	1,801,080
0.38%, 07/21/25	82	73,566
6.75%, 03/15/31	477	563,783
6.25%, 07/15/32(a)	562	653,930
Ginnie Mae Mortgage-Backed Securities, 5.00%, 09/20/52	453	444,487
Peruvian Government International Bond, 3.60%, 01/15/72	75	45,225
Tennessee Valley Authority
1.50%, 09/15/31	70	55,912
5.88%, 04/01/36	359	400,653
3.50%, 12/15/42	74	62,078
U.S. Treasury Bonds
1.75%, 03/15/25	11,962	11,263,905

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agency Obligations (continued)
U.S. Treasury Bonds (continued)
3.13%, 08/15/25 - 08/31/29(a)	$17,000	$16,356,719
1.88%, 02/28/27	3,395	3,091,837
2.50%, 03/31/27	9,267	8,656,681
3.25%, 06/30/27(a)	5,000	4,818,750
4.13%, 09/30/27	4,000	4,013,125
3.88%, 09/30/29	3,000	2,986,875
2.75%, 08/15/32	6,500	5,943,437
3.00%, 08/15/52	3,200	2,761,500
U.S. Treasury Notes
1.50%, 02/15/25	5,091	4,772,216
1.88%, 02/28/29	3,940	3,467,816
2.38%, 03/31/29	5,091	4,609,741
3.25%, 06/30/29	4,500	4,301,191
Uniform Mortgage-Backed Securities, 4.50%, 06/01/52	363	346,690

		98,319,440

Mortgage-Backed Securities — 28.3%
Fannie Mae
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	50	48,967
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,039	966,896
Series 2017-M15, Class A2, 3.06%, 09/25/27(b)	648	609,871
Series 2018-M12, Class A2, 3.77%, 08/25/30(b)	511	480,275
Series 2019-M22, Class A2, 2.52%, 08/25/29	821	728,012
Series 2020-M46, Class A2, 1.32%, 05/25/30	932	759,494
Series 2021-M17, Class A2, 1.71%, 07/25/31(b)	511	407,264
Series 2022-M21, Class A2, 1.66%, 04/25/31(b)	724	580,967
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	223	203,131
4.00%, 02/01/47 - 02/01/57	732	691,391
3.50%, 11/01/51	1,124	1,032,452
(12 mo. LIBOR US + 1.53%), 3.17%, 05/01/43(b)	11	11,130
(12 mo. LIBOR US + 1.54%), 3.38%, 06/01/43(b)	13	13,461
(12 mo. LIBOR US + 1.70%), 3.95%, 08/01/42(b)	3	2,885
(12 mo. LIBOR US + 1.75%), 4.00%, 08/01/41(b)	1	1,457
(12 mo. LIBOR US + 1.83%), 2.08%, 11/01/40(b)	2	1,575
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	2	1,889
3.00%, 03/01/27 - 10/01/47	8,142	7,318,753
2.50%, 07/01/28 - 01/01/33	2,042	1,893,895
3.50%, 03/01/32 - 06/01/49	7,968	7,332,203
5.00%, 04/01/33 - 04/01/49	364	363,383
4.00%, 05/01/33 - 01/01/49	2,776	2,636,286
5.50%, 06/01/35 - 01/01/39	12	12,200
4.50%, 06/01/38 - 01/01/49	1,208	1,176,345
(12 mo. LIBOR US + 1.50%), 3.25%, 06/01/43(b)	1	1,020
(12 mo. LIBOR US + 1.73%), 3.41%, 08/01/41(b)	2	1,807
(12 mo. LIBOR US + 1.82%), 3.18%, 09/01/40(b)	2	2,223
Freddie Mac Multifamily Structured Pass Through Certificates
1.62%, 12/25/30	1,698	1,362,934
2.07%, 01/25/31	1,856	1,542,846
Class A2, 2.18%, 08/25/36	813	603,639
Series K026, Class A2, 2.51%, 11/25/22	43	43,165
Series K036, Class A2, 3.53%, 10/25/23(b)	206	204,023
Series K037, Class A2, 3.49%, 01/25/24	459	453,534
Series K041, Class A2, 3.17%, 10/25/24	1,275	1,239,279
Series K052, Class A2, 3.15%, 11/25/25	130	124,569
Series K063, Class A2, 3.43%, 01/25/27(b)	850	812,636
Series K066, Class A2, 3.12%, 06/25/27	597	561,832

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K067, Class A1, 2.90%, 03/25/27	$504	$486,878
Series K076, Class A2, 3.90%, 04/25/28	341	330,133
Series K088, Class A2, 3.69%, 01/25/29	87	83,120
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,503,089
Series K101, Class A2, 2.52%, 10/25/29	960	846,004
Series K110, Class A2, 1.48%, 04/25/30	450	364,898
Series K111, Class A2, 1.35%, 05/25/30	171	136,756
Series K727, Class A2, 2.95%, 07/25/24	788	767,142
Series K734, Class A2, 3.21%, 02/25/26	969	927,095
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	1	973
5.50%, 12/15/32 - 04/20/48	38	39,583
6.00%, 03/15/35 - 10/20/38	14	15,391
6.50%, 09/15/36	10	10,192
4.50%, 07/15/39 - 10/20/52(f)	7,064	6,804,555
5.00%, 11/15/39 - 10/20/52(f)	1,851	1,832,088
4.00%, 03/15/41 - 10/20/52(f)	15,926	14,976,062
3.50%, 09/20/42 - 10/20/52(f)	18,704	17,251,060
3.00%, 01/20/43 - 02/20/52	27,673	24,669,521
2.50%, 05/20/45 - 10/20/52(f)	34,560	29,777,551
2.00%, 07/20/50 - 01/20/52	31,663	26,535,344
1.50%, 10/20/51	176	140,954
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 10/13/52(f)	15,483	14,873,748
4.00%, 10/01/25 - 10/13/52(f)	26,711	25,178,234
3.50%, 02/01/26 - 10/13/52(f)	41,153	37,590,928
3.00%, 01/01/27 - 10/13/52(f)	65,341	58,183,977
2.50%, 09/01/28 - 04/01/52(f)(g)	129,125	110,258,205
7.00%, 02/01/32	2	1,714
6.50%, 07/01/32	8	8,343
5.00%, 11/01/33 - 10/13/52(f)	7,548	7,384,214
6.00%, 03/01/34 - 02/01/49	288	305,657
2.00%, 12/01/35 - 03/01/52(f)	190,773	158,183,618
1.50%, 03/01/36 - 11/01/51	28,357	22,915,426
5.50%, 04/01/36 - 10/13/52(f)	4,224	4,211,198

		600,821,340

Total U.S. Government Sponsored Agency Securities — 32.9% (Cost: $798,623,825)		699,140,780

U.S. Treasury Obligations
U.S. Treasury Bonds
7.50%, 11/15/24(a)	850	905,416
7.63%, 02/15/25	67	71,991
6.88%, 08/15/25(a)	1,359	1,452,325
6.00%, 02/15/26	1,300	1,370,808
6.75%, 08/15/26	1,275	1,391,892
6.63%, 02/15/27	597	654,998
5.25%, 11/15/28 - 02/15/29	2,379	2,532,767
6.13%, 08/15/29	1,275	1,438,011
5.38%, 02/15/31	1,021	1,128,444
4.50%, 02/15/36 - 08/15/39(a)	3,335	3,593,069
4.75%, 02/15/37 - 02/15/41	2,750	3,037,628
5.00%, 05/15/37	1,885	2,138,223
4.38%, 02/15/38 - 05/15/41	3,540	3,733,732
3.50%, 02/15/39	1,139	1,084,408
4.25%, 05/15/39 - 11/15/40	3,278	3,403,741
4.63%, 02/15/40	2,755	2,995,309
1.13%, 05/15/40 - 08/15/40(a)	6,045	3,755,307

50

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
3.88%, 08/15/40	$657	$645,554
1.38%, 11/15/40 - 08/15/50	6,111	3,767,310
1.88%, 02/15/41 - 11/15/51	23,215	15,587,011
2.25%, 05/15/41 - 02/15/52(a)	16,345	11,931,300
1.75%, 08/15/41	1,091	745,929
3.75%, 08/15/41 - 11/15/43	5,884	5,601,964
2.00%, 11/15/41 - 08/15/51(a)	13,459	9,293,631
3.13%, 11/15/41 - 05/15/48(a)	14,014	12,102,699
2.38%, 02/15/42 - 05/15/51	14,340	10,812,618
3.00%, 05/15/42 - 02/15/49(a)	19,277	16,195,066
3.25%, 05/15/42(a)	4,100	3,638,750
2.75%, 08/15/42 - 11/15/47	13,462	10,829,905
3.38%, 08/15/42 - 11/15/48	4,939	4,463,387
2.88%, 05/15/43 - 05/15/52	16,469	13,614,822
3.63%, 08/15/43 - 02/15/44	3,144	2,925,817
2.50%, 02/15/45 - 05/15/46(a)	9,048	6,875,547
1.25%, 05/15/50(a)	4,072	2,279,047
1.63%, 11/15/50(a)	7,231	4,489,434
U.S. Treasury Notes
1.38%, 09/30/23 - 11/15/31	26,742	22,835,760
2.88%, 09/30/23 - 05/15/32(a)	31,771	30,206,519
2.75%, 11/15/23 - 02/15/28(a)	25,883	24,886,418
2.13%, 11/30/23 - 05/15/25(a)	22,106	21,278,589
0.13%, 12/15/23 - 02/15/24(a)	24,774	23,455,408
2.25%, 12/31/23 - 11/15/27(a)	51,941	49,361,006
2.63%, 12/31/23 - 07/31/29(a)	15,993	14,893,831
2.50%, 01/31/24 - 05/15/24	14,811	14,441,045
0.25%, 03/15/24 - 09/30/25(a)	50,556	46,173,902
0.38%, 04/15/24 - 09/30/27(a)	55,695	50,172,582
2.00%, 04/30/24 - 11/15/26(a)	23,340	22,174,498
1.75%, 06/30/24 - 12/31/24	15,271	14,587,104
2.38%, 08/15/24 - 05/15/29	8,573	7,939,663
1.88%, 08/31/24 - 02/15/32	9,351	8,016,082
1.50%, 09/30/24 - 02/15/30(a)	27,901	25,250,803
4.25%, 09/30/24	5,000	5,011,523
0.63%, 10/15/24 - 08/15/30(a)	38,519	32,699,665
0.75%, 11/15/24 - 08/31/26(a)	28,500	25,427,903
1.00%, 12/15/24 - 07/31/28(a)	13,572	12,039,319
3.00%, 07/15/25 - 10/31/25(a)	15,993	15,443,347
3.50%, 09/15/25	4,000	3,918,438
1.63%, 02/15/26 - 05/15/31(a)	46,145	41,146,077
0.50%, 02/28/26 - 08/31/27	25,807	22,212,991
0.88%, 06/30/26 - 11/15/30	12,897	10,782,110
1.13%, 10/31/26 - 02/15/31	32,054	27,076,352
1.25%, 11/30/26 - 08/15/31(a)	53,147	45,447,376
3.13%, 11/15/28(a)	5,091	4,837,444

Total U.S. Treasury Obligations — 37.2% (Cost: $901,550,283)		792,203,615

Total Long-Term Investments — 99.0% (Cost: $2,427,011,512)		2,104,719,969

Security	Shares	Value

Short-Term Securities

Money Market Funds — 24.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(h)(i)	527,722,271	$527,880,587
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(h)(i)	100,000	100,000

		527,980,587

	Par (000)

U.S. Government Sponsored Agency Securities — 0.0%
Federal Home Loan Bank, 3.00%, 12/09/22	$850	849,328

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bonds, 6.25%, 08/15/23	349	355,012
U.S. Treasury Notes
1.25%, 07/31/23	681	664,454
2.50%, 08/15/23	2,716	2,675,048
1.38%, 08/31/23	6,447	6,278,773

		9,973,287

Total Short-Term Securities — 25.3% (Cost: $538,799,997)		538,803,202

Total Investments Before TBA Sale Commitments — 124.3% (Cost: $2,965,811,509)		2,643,523,171

TBA Sale Commitments(f)

Mortgage-Backed Securities — (0.1)%
Ginnie Mae Mortgage-Backed Securities, 2.50%, 10/20/52	(1,000)	(859,121)
Uniform Mortgage-Backed Securities, 4.00%, 10/13/52	(145)	(134,539)

Total TBA Sale Commitments — (0.1)% (Proceeds: $(997,103))		(993,660)

Total Investments, Net of TBA Sale Commitments — 124.2% (Cost: $2,964,814,406)		2,642,529,511

Liabilities in Excess of Other Assets — (24.2)%		(515,582,078)

Net Assets — 100.0%		$2,126,947,433

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,890,087,111	$—	$(4,361,199,174	)(a)	$715,956	$(1,723,306)	$527,880,587	527,722,271	$3,611,608	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	695		—

					$715,956	$(1,723,306)	$527,980,587		$3,612,303		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$5,612,848	$—	$5,612,848
Corporate Bonds	—	524,267,454	—	524,267,454
Foreign Agency Obligations	—	44,907,141	—	44,907,141
Municipal Bonds	—	15,713,652	—	15,713,652
Non-Agency Mortgage-Backed Securities	—	22,551,523	—	22,551,523
Preferred Securities
Capital Trusts	—	322,956	—	322,956
U.S. Government Sponsored Agency Securities	—	699,140,780	—	699,140,780
U.S. Treasury Obligations	—	792,203,615	—	792,203,615
Short-Term Securities
Money Market Funds	527,980,587	—	—	527,980,587

52

Schedule of Investments (unaudited) (continued) September 30, 2022	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

U.S. Government Sponsored Agency Securities	$—	$849,328	$—	$849,328
U.S. Treasury Obligations	—	9,973,287	—	9,973,287
Liabilities
Investments
TBA Sale Commitments	—	(993,660)	—	(993,660)

	$527,980,587	$2,114,548,924	$—	$2,642,529,511

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53